Schedule III Real Estate and Accumulated Depreciation (Notes)	12 Months Ended
Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Text Block]
Real Estate and Accumulated Depreciation
Schedule III
December 31, 2013
(in thousands)

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
24 Hour Fitness	Woodlands	TX	$—	(1)	$2,690	$8,312	$—	$11,002	$146	9/24/2013	2001
7-Eleven	Sarasota	FL	—	(1)	1,312	1,312	—	2,624	80	11/19/2012	2000
7-Eleven	Gloucester	VA	—	(1)	144	578	—	722	32	12/24/2012	1985
7-Eleven	Hampton	VA	—	(1)	69	624	—	693	35	12/24/2012	1986
7-Eleven	Hampton	VA	—	(1)	161	644	—	805	36	12/24/2012	1959
Abbott Laboratories	Waukegan	IL	13,649		4,734	21,319	—	26,053	193	11/5/2013	2000
Abbott Laboratories	Columbus	OH	—	(2)	800	11,385	—	12,185	122	11/5/2013	2004
Academy Sports	Fayetteville	AR	—		1,900	7,601	—	9,501	534	12/28/2012	2012
Academy Sports	Dalton	GA	—		998	5,656	—	6,654	331	2/20/2013	2012
Advance Auto	Birmingham	AL	—	(1)	330	494	—	824	23	2/28/2013	1999
Advance Auto	Birmingham	AL	—	(1)	455	373	—	828	17	2/28/2013	1997
Advance Auto	Calera	AL	—	(1)	723	723	—	1,446	41	12/27/2012	2008
Advance Auto	Dothan	AL	—	(1)	326	326	—	652	18	12/31/2012	1997
Advance Auto	Enterprise	AL	—	(1)	280	420	—	700	24	12/31/2012	1995
Advance Auto	Albany	GA	—	(1)	210	629	—	839	35	12/31/2012	1995
Advance Auto	Cairo	GA	—	(1)	140	326	—	466	18	12/31/2012	1993
Advance Auto	Hazlehurst	GA	—	(1)	113	451	—	564	25	12/31/2012	1998
Advance Auto	Hinesville	GA	—	(1)	352	430	—	782	24	12/31/2012	1994
Advance Auto	Perry	GA	—	(1)	209	487	—	696	27	12/31/2012	1994
Advance Auto	Thomasville	GA	—	(1)	251	377	—	628	21	12/31/2012	1997
Advance Auto	Auburn	IN	—		337	1,347	—	1,684	132	3/29/2012	2007
Advance Auto	Clinton	IN	—	(1)	182	729	—	911	24	6/5/2013	2004
Advance Auto	Fort Wayne	IN	—	(1)	193	450	—	643	21	2/28/2013	1998
Advance Auto	Fort Wayne	IN	—	(1)	200	371	—	571	17	2/28/2013	1998
Advance Auto	Salina	KS	—	(1)	195	782	—	977	29	4/30/2013	2006
Advance Auto	Barbournville	KY	—	(1)	194	1,098	—	1,292	46	4/15/2013	2006
Advance Auto	Bardstown	KY	—	(1)	272	1,090	—	1,362	66	12/10/2012	2005
Advance Auto	Brandenburg	KY	—	(1)	186	742	—	928	45	12/10/2012	2005

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Advance Auto	Hardinsburg	KY	—	(1)	94	845	—	939	51	12/10/2012	2007
Advance Auto	Inez	KY	—	(1)	130	1,174	—	1,304	88	8/22/2012	2010
Advance Auto	Leitchfield	KY	—	(1)	104	939	—	1,043	57	12/10/2012	2005
Advance Auto	West Liberty	KY	—	(1)	249	996	—	1,245	42	4/15/2013	2006
Advance Auto	Rayne	LA	—	(1)	122	490	—	612	16	5/21/2013	2000
Advance Auto	Caro	MI	—	(8)	117	665	—	782	78	11/23/2011	2002
Advance Auto	Charlotte	MI	—	(8)	123	697	—	820	82	11/23/2011	2002
Advance Auto	Flint	MI	—	(1)	133	534	—	667	62	11/23/2011	2002
Advance Auto	Livonia	MI	—	(8)	210	629	14	853	74	12/12/2011	2003
Advance Auto	Manistee	MI	—	(1)	348	1,043	—	1,391	44	4/15/2013	2007
Advance Auto	Sault Ste. Marie	MI	—	(8)	75	671	—	746	78	11/23/2011	2003
Advance Auto	Ypsilanti	MI	—	(1)	85	483	—	568	57	11/23/2011	2002
Advance Auto	Eden	NC	—	(1)	320	746	—	1,066	17	7/16/2013	2004
Advance Auto	Granite Falls	NC	—	(1)	251	1,005	—	1,256	80	8/9/2012	2010
Advance Auto	Lakewood	NJ	—	(1)	750	1,750	—	2,500	131	8/22/2012	2010
Advance Auto	Woodbury	NJ	—	(1)	446	1,784	—	2,230	150	6/20/2012	2007
Advance Auto	Eaton	OH	—	(1)	157	471	—	628	15	6/13/2013	1987
Advance Auto	Franklin	OH	—	(1)	218	873	—	1,091	69	8/9/2012	1984
Advance Auto	Springfield	OH	—	(1)	461	1,075	—	1,536	60	12/31/2012	2005
Advance Auto	Van Wert	OH	—	(1)	33	630	—	663	21	6/13/2013	1998
Advance Auto	Warren	OH	—		83	745	—	828	73	4/12/2012	2003
Advance Auto	Oklahoma City	OK	—	(1)	208	1,178	—	1,386	94	8/9/2012	2007
Advance Auto	Chambersburg	PA	—	(1)	553	830	—	1,383	39	2/28/2013	1997
Advance Auto	Selinsgrove	PA	—	(1)	99	891	—	990	29	6/3/2013	2003
Advance Auto	Titusville	PA	—	(1)	207	1,172	—	1,379	71	12/12/2012	2010
Advance Auto	Chapin	SC	—	(1)	395	922	—	1,317	78	6/20/2012	2007
Advance Auto	Chesterfield	SC	—	(1)	131	745	—	876	63	6/27/2012	2008
Advance Auto	Greenwood	SC	—		210	630	—	840	65	3/9/2012	1995
Advance Auto	Sweetwater	TN	—	(1)	360	839	—	1,199	51	11/29/2012	2006
Advance Auto	Alton	TX	—	(1)	169	958	—	1,127	63	10/18/2012	2006
Advance Auto	Houston	TX	—	(3)	248	991	—	1,239	125	9/30/2011	2006
Advance Auto	Houston	TX	—	(3)	343	1,029	—	1,372	130	9/30/2011	2006
Advance Auto	Houston	TX	—	(1)	837	685	—	1,522	51	8/21/2012	2007
Advance Auto	Pasadena	TX	—	(1)	382	1,146	—	1,528	97	7/6/2012	2008

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Advance Auto	Fort Atkinson	WI	—	(1)	353	824	—	1,177	15	8/26/2013	2004
Advance Auto	Kenosha	WI	—	(1)	569	465	—	1,034	22	3/13/2013	2004
Advance Auto	St. Marys	WY	—	(1)	309	928	—	1,237	52	12/28/2012	2007
Aetna Life Insurance Company	Fresno	CA	16,043		3,405	22,343	—	25,748	207	11/5/2013	2008
Ale House	Orlando	FL	—	(1)	290	3,647	—	3,937	105	6/27/2013	1994
Ale House	Orlando	FL	—	(1)	270	3,668	—	3,938	105	6/27/2013	1993
Ale House	Saint Petersburg	FL	—		930	3,116	—	4,046	89	6/27/2013	1998
Allstate Insurance Company	Charlotte	NC	18,846		8,320	23,409	—	31,729	265	11/5/2013	1990
Allstate Insurance Company	Roanoke	VA	20,064		6,176	27,085	—	33,261	281	11/5/2013	1981
AMCOR	Alhambra	MI	—	(1)	7,143	8,730	—	15,873	488	1/24/2013	1966
AMEC plc	Houston	TX	15,765		2,524	30,398	—	32,922	255	11/5/2013	2003
Ameriprise	Ashwaubenon	WI	—		751	14,260	—	15,011	631	1/25/2013	2000
AON Corporation	Lincolnshire	IL	—		5,337	124,776	—	130,113	7,297	11/16/2012	1998
Applebee's	Clinton	IA	—	(1)	490	1,184	—	1,674	34	6/27/2013	1997
Applebee's	Fort Dodge	IA	—	(1)	—	1,363	—	1,363	39	6/27/2013	1997
Applebee's	Marshalltown	IA	—	(1)	660	1,175	—	1,835	34	6/27/2013	1997
Applebee's	Mason City	IA	—	(1)	340	1,495	—	1,835	43	6/27/2013	1997
Applebee's	Muscatine	IA	—	(1)	330	1,266	—	1,596	36	6/27/2013	1996
Applebee's	Sterling	IL	—	(1)	390	1,291	—	1,681	37	6/27/2013	1996
Applebee's	Hopkinsville	KY	—	(1)	460	1,265	—	1,725	36	6/27/2013	1997
Applebee's	Greenville	SC	—	(1)	600	2,166	—	2,766	62	6/27/2013	1999
Applebee's	Antioch	TN	—	(1)	470	878	—	1,348	25	6/27/2013	1991
Applebee's	Clarksville	TN	—	(1)	570	1,729	—	2,299	50	6/27/2013	1995
Applebee's	Columbia	TN	—	(1)	590	1,823	—	2,413	52	6/27/2013	1996
Applebee's	Cookeville	TN	—	(1)	410	1,128	—	1,538	32	6/27/2013	1993
Applebee's	Hermitage	TN	—	(1)	530	1,491	—	2,021	43	6/27/2013	1992
Applebee's	Lebanon	TN	—	(1)	460	1,120	—	1,580	32	6/27/2013	1998
Applebee's	Madison	TN	—	(1)	460	772	—	1,232	22	6/27/2013	1995

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Arby's	Arab	AL	—	(1)	40	887	—	927	25	6/27/2013	1988
Arby's	Hampton Cove	AL	—	(1)	310	986	—	1,296	27	6/27/2013	2007
Arby's	Sacramento	CA	—	(1)	520	195	—	715	5	6/27/2013	1981
Arby's	Arvada	CO	—	(1)	190	1,465	—	1,655	41	6/27/2013	1994
Arby's	Orange Park	FL	—	(1)	420	1,256	—	1,676	35	6/27/2013	1998
Arby's	Canton	GA	—	(1)	370	1,200	—	1,570	33	6/27/2013	1998
Arby's	Douglasville	GA	—	(1)	370	1,692	—	2,062	47	6/27/2013	1999
Arby's	Suwanee	GA	—	(1)	370	1,561	—	1,931	43	6/27/2013	1998
Arby's	Avon	IN	—	(1)	500	812	—	1,312	22	6/27/2013	1996
Arby's	Indianapolis	IN	—	(1)	530	1,236	—	1,766	34	6/27/2013	2000
Arby's	Indianapolis	IN	—	(1)	370	1,130	—	1,500	31	6/27/2013	1978
Arby's	Kansas City	KS	—	(1)	280	364	—	644	10	6/27/2013	1970
Arby's	Salina	KS	—	(1)	540	300	—	840	8	6/27/2013	1980
Arby's	Topeka	KS	—	(1)	240	291	—	531	8	6/27/2013	1979
Arby's	Topeka	KS	—	(1)	270	433	—	703	12	6/27/2013	1979
Arby's	Alma	MI	—	(1)	380	408	—	788	11	6/27/2013	1994
Arby's	Chesterfield	MI	—	(1)	210	841	—	1,051	23	6/27/2013	1990
Arby's	Davison	MI	—	(1)	420	631	—	1,051	17	6/27/2013	1980
Arby's	Flint	MI	—	(1)	110	1,422	—	1,532	39	6/27/2013	1979
Arby's	Flint	MI	—	(1)	230	1,428	—	1,658	40	6/27/2013	1962
Arby's	Midland	MI	—	(1)	340	753	—	1,093	21	6/27/2013	1994
Arby's	Pontiac	MI	—	(1)	180	962	—	1,142	27	6/27/2013	1968
Arby's	Port Huron	MI	—	(1)	210	868	—	1,078	24	6/27/2013	1975
Arby's	Saginaw	MI	—	(1)	310	1,110	—	1,420	31	6/27/2013	1970
Arby's	South Haven	MI	—	(1)	260	573	—	833	16	6/27/2013	1988
Arby's	Walker	MI	—	(1)	360	1,002	—	1,362	28	6/27/2013	1999
Arby's	Fayetteville	NC	—	(1)	420	2,001	—	2,421	55	6/27/2013	2006
Arby's	Greensboro	NC	—	(1)	300	906	—	1,206	25	6/27/2013	1990
Arby's	Greenville	NC	—	(1)	310	681	—	991	19	6/27/2013	1995
Arby's	Jonesville	NC	—	(1)	350	908	—	1,258	25	6/27/2013	1995
Arby's	Kernersville	NC	—	(1)	280	774	—	1,054	21	6/27/2013	1994
Arby's	Kinston	NC	—	(1)	350	832	—	1,182	23	6/27/2013	1995

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Arby's	Lexington	NC	—	(1)	360	873	—	1,233	24	6/27/2013	1992
Arby's	Columbus	OH	—	(1)	400	1,155	—	1,555	32	6/27/2013	1999
Arby's	Reynoldsburg	OH	—	(1)	370	945	—	1,315	26	6/27/2013	1998
Arby's	Willard	OH	—	(1)	230	599	—	829	17	6/27/2013	2005
Arby's	Allentown	PA	—	(1)	600	1,652	—	2,252	46	6/27/2013	1978
Arby's	Carlisle	PA	—	(1)	200	472	—	672	13	6/27/2013	1992
Arby's	Hanover	PA	—	(1)	400	921	—	1,321	26	6/27/2013	1994
Arby's	Myrtle Beach	SC	—	(1)	370	1,132	—	1,502	31	6/27/2013	1999
Arby's	Amarillo	TX	—	(1)	260	627	—	887	17	6/27/2013	1992
AT&T	Richardson	TX	20,224		1,891	31,118	—	33,009	262	11/5/2013	1987
Auto Zone	Chicago	IL	—	(1)	698	1,047	—	1,745	39	4/30/2013	2007
Bandana's Bar-B-Q Restaurant	Collinsville	IL	—	(1)	340	627	—	967	18	6/27/2013	1987
Bandana's Bar-B-Q Restaurant	Arnold	MO	—	(1)	460	433	—	893	12	6/27/2013	1999
Baxter International, Inc.	Bloomington	IN	—	(2)	1,310	8,216	—	9,526	84	11/5/2013	2004
Bed Bath & Beyond	Stockton	CA	—		2,761	52,454	—	55,215	4,266	8/17/2012	2003
Big O Tires	Los Lunas	NM	—	(1)	316	1,265	—	1,581	116	6/1/2012	2006
BJ's Wholesale Club	Canton	OH	—		456	8,668	—	9,124	507	2/20/2013	1998
Black Angus	Dublin	CA	—	(1)	620	2,467	—	3,087	71	6/27/2013	1999
Bojangles	Winder	GA	—	(1)	645	1,198	—	1,843	120	7/30/2012	2011
Bojangles	Biscoe	NC	—	(1)	247	986	—	1,233	75	11/29/2012	2010
Bojangles	Boone	NC	—	(1)	278	833	—	1,111	83	7/27/2012	1980
Bojangles	Dobson	NC	—	(1)	251	1,004	—	1,255	100	7/30/2012	2010
Bojangles	Indian Trail	NC	—	(1)	655	1,217	—	1,872	121	7/27/2012	2011
Bojangles	Morganton	NC	—		566	1,321	—	1,887	132	7/27/2012	2010
Bojangles	Roanoke Rapids	NC	—	(1)	442	1,032	—	1,474	103	7/27/2012	2011
Bojangles	Southport	NC	—	(1)	505	1,179	—	1,684	118	7/30/2012	2011
Bojangles	Chapin	SC	—	(1)	577	1,071	—	1,648	107	8/9/2012	2009
Bojangles	Clinton	SC	—	(1)	397	926	—	1,323	92	7/27/2012	2009
Bojangles	Greenwood	SC	—	(1)	440	1,320	—	1,760	77	2/28/2013	2011
Bojangles	Moncks Corner	SC	—	(1)	505	1,179	—	1,684	90	11/29/2012	2010
Bojangles	Walterboro	SC	—	(1)	454	1,363	—	1,817	104	11/29/2012	2010

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Boston Market	Indianapolis	IN	—	(1)	930	—	—	930	—	6/27/2013	1997
Boston Market	Indianapolis	IN	—	(1)	410	1,070	—	1,480	30	6/27/2013	1997
Boston Market	Fayetteville	NC	—	(1)	460	1,520	—	1,980	42	6/27/2013	1996
Boston Market	Raleigh	NC	—	(1)	280	1,015	—	1,295	28	6/27/2013	1994
Brangus Steakhouse	Jasper	AL	—	(1)	140	219	—	359	6	6/27/2013	1986
Bruegger's Bagels	Iowa City	IA	—	(1)	40	379	—	419	10	6/27/2013	2013
Bruegger's Bagels	Raleigh	NC	—	(1)	230	654	—	884	18	6/27/2013	1997
Buca di Beppo Italian	Wheeling	IL	—	(1)	450	1,272	—	1,722	36	6/27/2013	1975
Buca di Beppo Italian	Westlake	OH	—	(1)	370	887	—	1,257	25	6/27/2013	1900
Bunge North America, Inc.	Fort Worth	TX	6,262		1,100	8,433	—	9,533	76	11/5/2013	2005
Burger King	Tucson	AZ	—	(1)	300	1,307	—	1,607	36	6/27/2013	1980
Burger King	Atlanta	GA	—	(1)	380	499	—	879	14	6/27/2013	1984
Burger King	Fort Oglethorpe	GA	—	(1)	170	2,175	—	2,345	60	6/27/2013	1979
Burger King	Marietta	GA	—	(1)	350	916	—	1,266	25	6/27/2013	1983
Burger King	Chicago	IL	—	(1)	580	1,413	—	1,993	39	6/27/2013	1996
Burger King	Highland	IN	—	(1)	410	992	—	1,402	27	6/27/2013	1996
Burger King	Madisonville	KY	—	(1)	550	1,067	—	1,617	30	6/27/2013	1980
Burger King	Caribou	ME	—	(1)	770	440	—	1,210	12	6/27/2013	1978
Burger King	Grand Rapids	MI	—	(1)	490	545	—	1,035	15	6/27/2013	1968
Burger King	Grand Rapids	MI	—	(1)	260	780	—	1,040	22	6/27/2013	1993
Burger King	Holland	MI	—	(1)	420	707	—	1,127	20	6/27/2013	1978
Burger King	Sparta	MI	—	(1)	640	570	—	1,210	16	6/27/2013	1992
Burger King	Walled Lake	MI	—	(1)	470	433	—	903	12	6/27/2013	1982
Burger King	Durham	NC	—	(1)	170	352	—	522	10	6/27/2013	1990

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Burger King	Rockingham	NC	—		430	1,171	—	1,601	32	6/27/2013	1980
Burger King	Edison	NJ	—	(1)	480	1,075	—	1,555	30	6/27/2013	1985
Burger King	Manahawkin	NJ	—	(1)	310	748	—	1,058	21	6/27/2013	1980
Burger King	Elko	NV	—	(1)	260	1,001	—	1,261	28	6/27/2013	1982
Burger King	Albany	NY	—	(1)	330	850	—	1,180	24	6/27/2013	1980
Burger King	Central Square	NY	—	(1)	500	1,189	—	1,689	33	6/27/2013	1992
Burger King	Cohoes	NY	—	(1)	270	563	—	833	16	6/27/2013	1989
Burger King	Montgomery	NY	—	(1)	480	1,042	—	1,522	29	6/27/2013	1981
Burger King	Schenectady	NY	—	(1)	380	936	—	1,316	26	6/27/2013	1984
Burger King	Willoughby	OH	—	(1)	410	1,005	—	1,415	28	6/27/2013	1980
Burger King	Ardmore	OK	—	(1)	270	1,023	—	1,293	28	6/27/2013	1979
Burger King	Corvallis	OR	—	(1)	170	195	—	365	5	6/27/2013	1977
Burger King	Roseburg	OR	—	(1)	350	886	—	1,236	25	6/27/2013	1981
Burger King	Old Forge	PA	—	(1)	390	905	—	1,295	25	6/27/2013	1977
Burger King	Gaffney	SC	—	(1)	370	880	—	1,250	24	6/27/2013	1979
Burger King	Greenville	SC	—	(1)	420	571	—	991	16	6/27/2013	1982
Burger King	Chattanooga	TN	—	(1)	740	1,591	—	2,331	44	6/27/2013	1997
Burger King	Cleburne	TX	—	(1)	300	603	—	903	17	6/27/2013	1985
Burger King	Bluefield	WV	—	(1)	210	1,163	—	1,373	32	6/27/2013	1982
Cadbury Holdings Limited	Whippany	NJ	31,793		2,767	38,018	—	40,785	304	11/5/2013	2005
Capital One Financial Corporation	Plano	TX	—	(2)	5,175	14,234	191	19,600	298	11/5/2013	2005
Captain D's	Statesboro	GA	—	(1)	350	401	—	751	11	6/27/2013	1974
Captain D's	Southaven	MS	—	(1)	270	564	—	834	16	6/27/2013	1992
Captain D's	Memphis	TN	—	(1)	230	338	—	568	9	6/27/2013	2000
Captain D's	Dallas	TX	—	(1)	160	535	—	695	15	6/27/2013	1979
Captain D's	Grand Prairie	TX	—	(1)	260	338	—	598	9	6/27/2013	1987
Caribou Coffee	Grosse Pointe Woods	MI	—	(1)	140	1,046	—	1,186	29	6/27/2013	1982
Carlos O'Kelly's	Mason City	IA	—	(1)	290	1,255	—	1,545	36	6/27/2013	1955
Carlos O'Kelly's	Bloomington	IL	—	(1)	270	1,375	—	1,645	39	6/27/2013	1990
Carlos O'Kelly's	Springfield	MO	—	(1)	840	730	—	1,570	21	6/27/2013	1992
Charleston's	Carmel	IN	—	(1)	140	3,016	—	3,156	86	6/27/2013	1999

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Check City	Taylorsville	UT	—	(1)	180	953	—	1,133	27	6/27/2013	1997
Checkers	Huntsville	AL	—	(1)	689	—	—	689	—	6/27/2013	1993
Checkers	Hollywood	FL	—	(1)	160	2,220	—	2,380	64	6/27/2013	1993
Checkers	Lauderhill	FL	—	(1)	280	1,951	—	2,231	56	6/27/2013	1996
Checkers	Plantation	FL	—	(1)	220	1,461	—	1,681	42	6/27/2013	1994
Checkers	Fayetteville	GA	—	(1)	681	—	—	681	—	6/27/2013	1992
Chevys	Greenbelt	MD	—	(1)	530	2,399	—	2,929	69	6/27/2013	1994
Chevys	Lake Oswego	OR	—	(1)	590	1,693	—	2,283	49	6/27/2013	1995
Chili's	Fayetteville	AR	—	(1)	1,370	1,714	—	3,084	49	6/27/2013	1991
Chili's	Boise	ID	—	(1)	400	751	—	1,151	22	6/27/2013	1992
Chili's	Riverdale	UT	—	(1)	800	899	—	1,699	26	6/27/2013	1993
Chili's	Cheyenne	WY	—	(1)	270	815	—	1,085	23	6/27/2013	1994
Chipper's Grill	Streator	IL	—	(1)	190	255	—	445	7	6/27/2013	1988
Cimarex Energy Company	Tulsa	OK	30,676		2,802	68,732	—	71,534	550	11/5/2013	In process
Circle K	Phoenix	AZ	—	(1)	344	1,377	—	1,721	129	5/4/2012	1986
Circle K	Martinez	GA	—	(1)	348	813	—	1,161	61	8/28/2012	2003
Circle K	Akron	OH	—	(1)	675	1,254	—	1,929	88	9/27/2012	1996
Citizens Bank	Colchester	CT	—	(1)	185	1,049	—	1,234	70	9/26/2012	1981
Citizens Bank	Deep River	CT	—	(1)	453	1,812	—	2,265	121	9/26/2012	1851
Citizens Bank	East Hampton	CT	—	(7)	312	935	—	1,247	84	4/26/2012	1984
Citizens Bank	East Lyme	CT	—	(1)	258	1,032	—	1,290	69	9/26/2012	1972
Citizens Bank	Hamden	CT	—	(1)	581	475	—	1,056	32	9/26/2012	1893
Citizens Bank	Higganum	CT	—	(9)	171	971	—	1,142	219	10/1/2008	1983
Citizens Bank	Montville	CT	—	(1)	413	2,342	—	2,755	157	9/26/2012	1984
Citizens Bank	New London	CT	—	(1)	94	534	—	628	121	10/1/2008	1900
Citizens Bank	Stonington	CT	—	(1)	104	937	—	1,041	54	12/14/2012	1982
Citizens Bank	Stonington	CT	—	(1)	190	1,079	—	1,269	72	9/26/2012	1960
Citizens Bank	Lewes	DE	—	(1)	102	916	—	1,018	41	2/22/2013	1968
Citizens Bank	Smyrna	DE	—	(9)	183	1,036	—	1,219	215	3/1/2009	1940
Citizens Bank	Wilmington	DE	—	(7)	250	464	—	714	41	4/26/2012	1950
Citizens Bank	Wilmington	DE	—	(7)	299	299	—	598	27	4/26/2012	1981
Citizens Bank	Alsip	IL	—	(1)	226	1,280	—	1,506	289	10/1/2008	1981

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Calumet City	IL	—	(7)	168	393	—	561	35	4/26/2012	1975
Citizens Bank	Chicago	IL	—	(7)	189	81	—	270	7	4/26/2012	1990
Citizens Bank	Chicago	IL	—	(1)	267	1,511	—	1,778	341	10/1/2008	1923
Citizens Bank	Chicago	IL	—	(1)	191	1,082	—	1,273	244	10/1/2008	1979
Citizens Bank	Elmwood Park	IL	—	(1)	431	2,441	—	2,872	481	6/1/2009	1977
Citizens Bank	Evergreen Park	IL	—	(1)	167	944	—	1,111	213	10/1/2008	1982
Citizens Bank	Lyons	IL	—	(1)	214	1,212	—	1,426	274	10/1/2008	1957
Citizens Bank	Olympia Fields	IL	—	(7)	426	1,704	—	2,130	152	4/26/2012	1974
Citizens Bank	Wilmington	IL	—	(1)	330	1,872	—	2,202	349	9/1/2009	1964
Citizens Bank	Dorchester	MA	—		386	386	—	772	34	4/26/2012	1960
Citizens Bank	Ludlow	MA	—	(1)	810	540	—	1,350	36	9/26/2012	1948
Citizens Bank	Malden	MA	—	(1)	488	596	—	1,084	40	9/26/2012	1920
Citizens Bank	Malden	MA	—		484	1,935	—	2,419	130	9/26/2012	1988
Citizens Bank	Medford	MA	—		589	1,094	—	1,683	73	9/26/2012	1938
Citizens Bank	New Bedford	MA	—	(1)	297	694	—	991	46	9/26/2012	1983
Citizens Bank	Randolph	MA	—		480	1,439	—	1,919	96	9/26/2012	1979
Citizens Bank	Somerville	MA	—	(1)	561	561	—	1,122	38	9/26/2012	1940
Citizens Bank	South Dennis	MA	—	(1)	—	1,294	—	1,294	75	12/14/2012	1986
Citizens Bank	Springfield	MA	—	(1)	187	747	—	934	27	5/10/2013	1975
Citizens Bank	Tewksbury	MA	—	(7)	266	1,063	—	1,329	95	4/26/2012	1998
Citizens Bank	Watertown	MA	—	(1)	443	542	—	985	36	9/26/2012	1950
Citizens Bank	Wilbraham	MA	—	(7)	148	591	—	739	53	4/26/2012	1967
Citizens Bank	Winthrop	MA	—	(1)	390	724	—	1,114	48	9/26/2012	1974
Citizens Bank	Woburn	MA	—	(1)	350	816	—	1,166	47	12/14/2012	1991

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Clinton Township	MI	—	(1)	574	3,250	—	3,824	746	9/1/2008	1970
Citizens Bank	Dearborn	MI	—	(1)	434	2,461	—	2,895	459	9/1/2009	1977
Citizens Bank	Dearborn	MI	—	(1)	385	2,184	—	2,569	407	9/1/2009	1974
Citizens Bank	Detroit	MI	—	(1)	112	636	—	748	148	8/1/2008	1958
Citizens Bank	Detroit	MI	—	(1)	204	1,159	—	1,363	270	8/1/2008	1956
Citizens Bank	Grosse Pointe	MI	—	(1)	410	2,322	—	2,732	508	12/1/2008	1975
Citizens Bank	Harper Woods	MI	—	(1)	207	1,171	—	1,378	273	8/1/2008	1983
Citizens Bank	Highland Park	MI	—	(1)	150	848	—	998	198	8/1/2008	1967
Citizens Bank	Lathrup Village	MI	—	(1)	283	1,602	—	1,885	362	10/1/2008	1980
Citizens Bank	Livonia	MI	—	(1)	261	1,476	—	1,737	344	8/1/2008	1959
Citizens Bank	Richmond	MI	—	(1)	168	951	—	1,119	222	8/1/2008	1980
Citizens Bank	Southfield	MI	—	(1)	283	1,605	—	1,888	368	9/1/2008	1975
Citizens Bank	St. Clair Shores	MI	—	(1)	309	1,748	—	2,057	407	8/1/2008	1961
Citizens Bank	Utica	MI	—	(1)	376	2,133	—	2,509	466	12/1/2008	1982
Citizens Bank	Warren	MI	—	(1)	178	1,009	—	1,187	228	10/1/2008	1963
Citizens Bank	Keene	NH	—		132	2,511	—	2,643	146	12/14/2012	1900
Citizens Bank	Manchester	NH	—	(1)	—	1,568	—	1,568	91	12/14/2012	1985
Citizens Bank	Manchester	NH	—	(1)	640	782	—	1,422	52	9/26/2012	1941
Citizens Bank	Ossipee	NH	—	(7)	176	264	—	440	24	4/26/2012	1980
Citizens Bank	Pelham	NH	—	(7)	113	340	—	453	30	4/26/2012	1983
Citizens Bank	Pittsfield	NH	—	(1)	160	908	—	1,068	205	10/1/2008	1976
Citizens Bank	Rollinsford	NH	—	(1)	78	444	—	522	100	10/1/2008	1977
Citizens Bank	Salem	NH	—	(1)	328	1,312	—	1,640	76	12/14/2012	1980
Citizens Bank	Haddon Heights	NJ	—	(1)	316	948	—	1,264	21	7/23/2013	1960
Citizens Bank	Marlton	NJ	—	(7)	444	825	—	1,269	74	4/26/2012	1988
Citizens Bank	Albany	NY	—	(9)	232	1,315	—	1,547	245	9/1/2009	1994
Citizens Bank	Amherst (Buffalo)	NY	—	(9)	238	1,348	—	1,586	266	6/1/2009	1995
Citizens Bank	East Aurora	NY	—	(9)	162	919	—	1,081	181	6/1/2009	1996
Citizens Bank	Greene	NY	—	(9)	216	1,227	—	1,443	229	9/1/2009	1994
Citizens Bank	Johnstown	NY	—	(9)	163	923	—	1,086	172	9/1/2009	1994
Citizens Bank	Port Jervis	NY	—	(9)	143	811	—	954	169	3/1/2009	1964
Citizens Bank	Rochester	NY	—	(9)	166	943	—	1,109	186	6/1/2009	1962

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Schenectady	NY	—	(9)	292	1,655	—	1,947	309	9/1/2009	1994
Citizens Bank	Vails Gate	NY	—	(9)	284	1,610	—	1,894	300	9/1/2009	1968
Citizens Bank	Whitesboro	NY	—	(9)	130	739	—	869	138	9/1/2009	1994
Citizens Bank	Alliance	OH	—	(1)	204	1,156	—	1,360	274	7/1/2008	1972
Citizens Bank	Bedford	OH	—	(7)	175	699	—	874	62	4/26/2012	2005
Citizens Bank	Boardman	OH	—	(1)	280	1,589	—	1,869	376	7/1/2008	1984
Citizens Bank	Broadview Heights	OH	—	(1)	201	1,140	—	1,341	237	3/1/2009	2000
Citizens Bank	Brunswick	OH	—	(1)	186	1,057	—	1,243	250	7/1/2008	2004
Citizens Bank	Cleveland	OH	—	(1)	239	1,357	—	1,596	321	7/1/2008	2003
Citizens Bank	Cleveland	OH	—	(1)	210	1,190	—	1,400	282	7/1/2008	1950
Citizens Bank	Cleveland	OH	—	(1)	182	1,031	—	1,213	244	7/1/2008	1960
Citizens Bank	Fairlawn	OH	—		511	2,045	—	2,556	119	12/14/2012	1979
Citizens Bank	Lakewood	OH	—	(1)	196	1,111	—	1,307	207	9/1/2009	1965
Citizens Bank	Louisville	OH	—	(1)	191	1,080	—	1,271	255	7/1/2008	1960
Citizens Bank	Massillon	OH	—	(1)	287	1,624	—	1,911	384	7/1/2008	1976
Citizens Bank	Massillon	OH	—	(1)	212	1,202	—	1,414	284	7/1/2008	1958
Citizens Bank	Mentor	OH	—	(1)	178	1,011	—	1,189	228	10/1/2008	1976
Citizens Bank	Northfield	OH	—	(1)	317	1,797	—	2,114	406	10/1/2008	1960
Citizens Bank	Parma	OH	—	(7)	248	744	—	992	66	4/26/2012	1972
Citizens Bank	Parma	OH	—	(1)	475	581	—	1,056	34	12/14/2012	1971
Citizens Bank	Rocky River	OH	—	(1)	283	1,602	—	1,885	299	9/1/2009	1965
Citizens Bank	South Russell	OH	—	(1)	106	957	—	1,063	56	12/14/2012	1981
Citizens Bank	Wadsworth	OH	—	(1)	158	893	—	1,051	211	7/1/2008	1994
Citizens Bank	Willoughby	OH	—	(1)	395	2,239	—	2,634	506	10/1/2008	1920
Citizens Bank	Allison Park	PA	—	(1)	314	733	—	1,047	49	9/26/2012	1972
Citizens Bank	Altoona	PA	—	(1)	153	459	—	612	27	12/14/2012	1971
Citizens Bank	Ambridge	PA	—	(9)	215	1,217	—	1,432	227	9/1/2009	1925
Citizens Bank	Ashley	PA	—	(1)	225	675	—	900	39	12/14/2012	1928
Citizens Bank	Beaver Falls	PA	—	(1)	138	553	—	691	37	9/26/2012	1968
Citizens Bank	Carlisle	PA	—	(7)	234	546	—	780	49	4/26/2012	1960+
Citizens Bank	Dallas	PA	—	(1)	213	1,205	—	1,418	81	9/26/2012	1949
Citizens Bank	Dillsburg	PA	—	(1)	232	926	—	1,158	54	12/14/2012	1935

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Drexel Hill	PA	—	(1)	266	1,064	—	1,330	62	12/14/2012	1950
Citizens Bank	Erie	PA	—	(1)	168	671	—	839	39	12/14/2012	1954
Citizens Bank	Glenside	PA	—		343	1,370	—	1,713	43	5/22/2013	1958
Citizens Bank	Grove City	PA	—	(7)	292	239	—	531	21	4/26/2012	1977
Citizens Bank	Grove City	PA	—	(7)	41	782	—	823	70	4/26/2012	1920
Citizens Bank	Harrisburg	PA	—	(7)	512	419	—	931	37	4/26/2012	1967
Citizens Bank	Havertown	PA	—	(1)	219	875	—	1,094	59	9/26/2012	2003
Citizens Bank	Homestead	PA	—	(1)	202	807	—	1,009	54	9/26/2012	1960
Citizens Bank	Kingston	PA	—	(1)	404	943	—	1,347	55	12/14/2012	1977
Citizens Bank	Kutztown	PA	—	(7)	81	725	—	806	65	5/11/2012	1974
Citizens Bank	Lancaster	PA	—	(7)	368	552	—	920	49	4/26/2012	1965
Citizens Bank	Lancaster	PA	—	(1)	383	468	—	851	31	9/26/2012	1967
Citizens Bank	Latrobe	PA	—	(1)	148	591	—	739	34	12/14/2012	1969
Citizens Bank	Lititz	PA	—	(7)	37	708	—	745	63	4/26/2012	1964
Citizens Bank	Lower Burrell	PA	—	(1)	180	722	—	902	42	12/14/2012	1980
Citizens Bank	Mechanicsburg	PA	—		288	2,590	—	2,878	174	9/26/2012	1900
Citizens Bank	Mercer	PA	—	(1)	105	314	—	419	18	12/14/2012	1964
Citizens Bank	Metamoras	PA	—	(1)	509	946	—	1,455	55	12/14/2012	1920
Citizens Bank	Milford	PA	—	(1)	513	769	—	1,282	45	12/14/2012	1981
Citizens Bank	Monesson	PA	—	(9)	198	1,123	—	1,321	209	9/1/2009	1930
Citizens Bank	Mount Lebanon	PA	—		215	1,939	—	2,154	130	9/26/2012	1960
Citizens Bank	Mountain Top	PA	—	(1)	111	631	—	742	37	12/14/2012	1980
Citizens Bank	Munhall	PA	—	(7)	191	191	—	382	17	4/26/2012	1973
Citizens Bank	Narberth	PA	—	(9)	420	2,381	—	2,801	548	9/1/2009	1935
Citizens Bank	New Stanton	PA	—	(7)	330	612	—	942	55	4/26/2012	1975
Citizens Bank	Oakmont	PA	—	(1)	199	1,127	—	1,326	65	12/14/2012	1967
Citizens Bank	Philadelphia	PA	—	(7)	184	735	—	919	66	4/26/2012	1904

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Philadelphia	PA	—	(1)	127	722	—	849	42	12/14/2012	1920
Citizens Bank	Pittsburgh	PA	—	(1)	185	1,051	—	1,236	61	12/14/2012	1960
Citizens Bank	Pittsburgh	PA	—	(1)	389	1,168	—	1,557	68	12/14/2012	1940
Citizens Bank	Pittsburgh	PA	—	(1)	146	2,770	—	2,916	161	12/14/2012	1900
Citizens Bank	Pittsburgh	PA	—		470	2,661	—	3,131	154	12/14/2012	1980
Citizens Bank	Pittsburgh	PA	—	(1)	215	1,219	—	1,434	82	9/26/2012	1970
Citizens Bank	Pittsburgh	PA	—	(1)	256	767	—	1,023	51	9/26/2012	1970
Citizens Bank	Shippensburg	PA	—	(7)	143	429	—	572	38	4/26/2012	1985
Citizens Bank	Slovan	PA	—	(7)	217	117	—	334	10	4/26/2012	1975
Citizens Bank	State College	PA	—	(7)	256	475	—	731	42	4/26/2012	1966
Citizens Bank	Temple	PA	—	(1)	268	626	—	894	42	9/26/2012	1936
Citizens Bank	Turtle Creek	PA	—	(1)	308	923	—	1,231	62	9/26/2012	1970
Citizens Bank	Tyrone	PA	—	(1)	146	583	—	729	34	12/14/2012	1967
Citizens Bank	Upper Darby	PA	—	(1)	411	617	—	1,028	36	12/14/2012	1966
Citizens Bank	Verona	PA	—	(7)	264	616	—	880	55	4/26/2012	1972
Citizens Bank	West Grove	PA	—	(7)	181	725	—	906	65	4/26/2012	1980
Citizens Bank	West Hazelton	PA	—	(1)	279	2,509	—	2,788	168	9/26/2012	1900
Citizens Bank	York	PA	—	(7)	337	626	—	963	56	4/26/2012	1955
Citizens Bank	Coventry	RI	—	(1)	559	559	—	1,118	37	9/26/2012	1968
Citizens Bank	Johnston	RI	—	(1)	343	1,030	—	1,373	69	9/26/2012	1972
Citizens Bank	North Providence	RI	—		200	1,800	—	2,000	96	12/31/2012	1971
Citizens Bank	Wakefield	RI	—	(1)	517	959	—	1,476	64	9/26/2012	1976
Citizens Bank	Warren	RI	—	(1)	328	609	—	937	41	9/26/2012	1980
Citizens Bank	Warwick	RI	—	(1)	1,570	5,544	—	7,114	67	9/24/2013	1996
Citizens Bank	Warwick	RI	—	(1)	1,870	9,662	—	11,532	117	9/24/2013	1995
Citizens Bank	Middlebury	VT	—	(1)	363	544	—	907	32	12/14/2012	1969
Citizens Bank	Poultney	VT	—	(1)	149	847	—	996	176	3/1/2009	1860
Citizens Bank	St. Albans	VT	—	(1)	141	798	—	939	166	3/1/2009	1989
Citizens Bank	White River Junction	VT	—	(1)	183	1,039	—	1,222	216	3/1/2009	1975
Comcast Corporation	Englewood	CO	—		1,490	5,060	—	6,550	45	11/5/2013	2011
Community Bank	Whitehall	NY	—	(9)	106	600	—	706	112	9/1/2009	1950
Community National Bank	Lake Mary	FL	—		1,230	1,504	—	2,734	20	10/1/2013	1990

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Cooper Tire & Rubber Company	Franklin	IN	16.998		4,438	33,994	—	38,432	346	11/5/2013	2009
County of Yolo, California	Woodland	CA	10.332		2,640	13,681	—	16,321	108	11/5/2013	2001
Cracker Barrel	Braselton	GA	—		1,294	2,403	—	3,697	197	11/13/2012	2005
Cracker Barrel	Bremen	GA	—		1,012	2,361	—	3,373	194	11/13/2012	2006
Cracker Barrel	Mebane	NC	—		1,106	2,054	—	3,160	169	11/13/2012	2004
Cracker Barrel	Emporia	VA	—		972	2,267	—	3,239	186	11/13/2012	2004
Cracker Barrel	Woodstock	VA	—		928	2,164	—	3,092	178	11/13/2012	2005
Crozer-Keystone Health System	Ridley Park	PA	2.332		—	6,114	—	6,114	51	11/5/2013	2004
CVS	Phoenix	AZ	—		1,511	4,533	—	6,044	68	10/1/2013	2012
CVS	Phoenix	AZ	—		901	2,704	—	3,605	41	10/1/2013	2012
CVS	Fresno	CA	—		1,890	4,409	—	6,299	66	10/1/2013	2012
CVS	Palmdale	CA	—		2,493	4,630	—	7,123	69	10/1/2013	2012
CVS	Sacramento	CA	—		2,163	4,016	—	6,179	60	10/1/2013	2012
CVS	Norwich	CT	—		1,998	5,995	—	7,993	90	10/1/2013	2011
CVS	Lakeland	FL	—		587	2,347	—	2,934	35	10/1/2013	2012
CVS	St. Cloud	FL	—		1,534	1,875	—	3,409	84	4/12/2013	2002
CVS	Alpharetta	GA	—	(1)	572	858	—	1,430	64	9/28/2012	1994
CVS	Stockbridge	GA	—	(1)	855	1,283	—	2,138	64	2/28/2013	1998
CVS	Vidalia	GA	—	(1)	368	1,105	—	1,473	83	9/28/2012	2000
CVS	Franklin	IN	—	(1)	310	2,787	—	3,097	293	3/29/2012	1999
CVS	Mandeville	LA	—		2,385	2,915	—	5,300	44	10/1/2013	2012
CVS	Metairie	LA	—		1,895	3,519	—	5,414	53	10/1/2013	2012
CVS	New Orleans	LA	—		2,439	2,439	—	4,878	37	10/1/2013	2012
CVS	Slidell	LA	—		1,142	4,568	—	5,710	69	10/1/2013	2012
CVS	Hingham	MA	—		1,873	5,619	—	7,492	84	10/1/2013	2012
CVS	Malden	MA	—		1,757	5,271	—	7,028	79	10/1/2013	2012
CVS	Detroit	MI	—	(1)	270	2,427	—	2,697	121	2/28/2013	1999
CVS	Harper Woods	MI	—	(1)	499	2,829	—	3,328	141	2/28/2013	1999
CVS	St. Joseph	MO	—		1,022	3,067	—	4,089	46	10/1/2013	2012
CVS	Beaufort	NC	—		378	3,404	—	3,782	51	10/1/2013	2011
CVS	Albuquerque	NM	—		975	3,899	—	4,874	58	10/1/2013	2011

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
CVS	Albuquerque	NM	—		1,029	4,118	—	5,147	62	10/1/2013	2011
CVS	Las Cruces	NM	—		1,295	5,178	—	6,473	78	10/1/2013	2012
CVS	Las Vegas	NV	—		1,374	3,207	—	4,581	257	8/22/2012	2004
CVS	Rochester	NY	—	(1)	965	1,180	—	2,145	83	11/8/2012	1997
CVS	Tulsa	OK	—		950	2,216	—	3,166	33	10/1/2013	2010
CVS	Freeland	PA	—		122	1,096	—	1,218	93	8/8/2012	2004
CVS	Mechanicsburg	PA	—		1,155	3,465	—	4,620	225	11/29/2012	2008
CVS	Shippensburg	PA	—		351	1,988	—	2,339	109	2/8/2013	2002
CVS	Greenville	SC	—	(1)	169	1,520	—	1,689	76	2/28/2013	1997
CVS	Jackson	TN	—		1,209	2,822	—	4,031	42	10/1/2013	2012
CVS	Knoxville	TN	—		1,190	2,210	—	3,400	33	10/1/2013	2011
CVS	Nashville	TN	—	(1)	203	1,148	—	1,351	86	9/28/2012	1996
CVS	Converse	TX	—		1,390	3,243	—	4,633	49	10/1/2013	2011
CVS	Dumas	TX	—		846	2,537	—	3,383	38	10/1/2013	2011
CVS	Elsa	TX	—		915	2,744	—	3,659	41	10/1/2013	2011
CVS	Fort Worth	TX	—		2,453	3,679	—	6,132	55	10/1/2013	2011
CVS	San Antonio	TX	—		1,996	2,993	—	4,989	45	10/1/2013	2011
CVS	San Antonio	TX	—		2,034	3,778	—	5,812	57	10/1/2013	2011
CVS	San Antonio	TX	—		868	2,605	—	3,473	39	10/1/2013	2012
CVS	San Juan	TX	—		610	2,441	—	3,051	37	10/1/2013	2012
CVS	Norfolk	VA	—		697	2,789	—	3,486	42	10/1/2013	2011
CVS	Portsmouth	VA	—		1,230	3,690	—	4,920	55	10/1/2013	2012
CVS	Roanoke	VA	—		825	2,474	—	3,299	37	10/1/2013	2011
CVS	Virginia Beach	VA	—		683	3,868	—	4,551	58	10/1/2013	2012
CVS	Williamsburg	VA	—		907	5,137	—	6,044	77	10/1/2013	2011
Dairy Queen	Mauldin	SC	—	(1)	133	—	—	133	—	6/27/2013	1979
Dairy Queen	Alto	TX	—	(1)	50	110	—	160	3	6/27/2013	1972

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dairy Queen	Pineland	TX	—	(1)	40	120	—	160	3	6/27/2013	1989
Dairy Queen	Silsbee	TX	—	(1)	60	100	—	160	3	6/27/2013	1988
DaVita Dialysis	Osceola	AR	—	(1)	137	1,232	—	1,369	43	3/28/2013	2009
DaVita Dialysis	Allen Park	MI	—	(1)	209	1,885	—	2,094	102	12/31/2012	1955
DaVita Dialysis	St. Pauls	NC	—	(1)	138	1,246	—	1,384	24	8/2/2013	2006
DaVita Dialysis	Beeville	TX	—	(1)	99	1,879	—	1,978	102	12/31/2012	2002
DaVita Dialysis	Federal Way	WA	—		1,929	22,357	—	24,286	1,509	11/21/2012	2000
DC Sports Bar & Steakhouse	Eunice	LA	—	(1)	500	262	—	762	8	6/27/2013	1987
Del Monte Corporation	Lathrop	CA	32,694		—	41,318	—	41,318	420	11/5/2013	1994
Denny's	Winter Springs	FL	—	(1)	550	1,668	—	2,218	48	6/27/2013	1994
Denny's	Merriam	KS	—	(1)	390	1,150	—	1,540	33	6/27/2013	1981
Denny's	Topeka	KS	—	(1)	630	446	—	1,076	13	6/27/2013	1989
Denny's	Branson	MO	—	(1)	620	2,209	—	2,829	63	6/27/2013	1995
Denny's	Kansas City	MO	—	(1)	750	686	—	1,436	20	6/27/2013	1997
Denny's	North Kansas City	MO	—	(1)	630	937	—	1,567	27	6/27/2013	1979
Denny's	Sedalia	MO	—	(1)	500	783	—	1,283	22	6/27/2013	1985
Denny's	Black Mountain	NC	—	(1)	210	505	—	715	14	6/27/2013	1992
Denny's	Mooresville	NC	—	(1)	250	841	—	1,091	24	6/27/2013	1992
Denny's	Watertown	NY	—	(1)	330	1,107	—	1,437	32	6/27/2013	1987
Denny's	Fremont	OH	—	(1)	320	975	—	1,295	28	6/27/2013	1992
Denny's	Ontario	OR	—	(1)	240	1,067	—	1,307	31	6/27/2013	1978
Denny's	Columbia	SC	—	(1)	490	1,115	—	1,605	32	6/27/2013	1998
Denny's	Greenville	SC	—	(1)	570	554	—	1,124	16	6/27/2013	1985
Denny's	Pasadena	TX	—	(1)	500	1,316	—	1,816	38	6/27/2013	1981
Dollar General	Birmingham	AL	—	(1)	156	882	—	1,038	78	6/6/2012	2012
Dollar General	Chunchula	AL	—	(1)	174	697	—	871	65	4/25/2012	2012
Dollar General	Moulton	AL	—	(1)	517	1,207	—	1,724	113	4/26/2012	2012
Dollar General	Gardendale	AL	—	(1)	142	805	—	947	64	8/9/2012	2012
Dollar General	Red Level	AL	—		120	680	—	800	83	10/31/2011	2010
Dollar General	Tarrant	AL	—	(5)	217	869	—	1,086	102	12/12/2011	2011
Dollar General	Tuscaloosa	AL	—		133	756	—	889	85	12/30/2011	2011
Dollar General	Ash Flat	AR	—	(1)	44	132	—	176	11	6/19/2012	1997

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Batesville	AR	—	(1)	32	285	—	317	7	7/25/2013	1998
Dollar General	Batesville	AR	—	(1)	42	374	—	416	9	7/25/2013	1999
Dollar General	Beebe	AR	—	(1)	51	458	—	509	11	7/25/2013	1999
Dollar General	Bella Vista	AR	—	(1)	129	302	—	431	37	11/10/2011	2005
Dollar General	Bergman	AR	—	(1)	113	639	—	752	54	7/2/2012	2011
Dollar General	Blytheville	AR	—	(1)	30	274	—	304	6	7/25/2013	2000
Dollar General	Carlisle	AR	—	(1)	13	245	—	258	30	11/10/2011	2005
Dollar General	Des Arc	AR	—	(1)	56	508	—	564	12	7/25/2013	1999
Dollar General	Dumas	AR	—	(1)	46	412	—	458	10	7/25/2013	1998
Dollar General	Flippin	AR	—	(1)	53	64	—	117	5	6/19/2012	1994
Dollar General	Gassville	AR	—	(1)	54	305	—	359	7	7/25/2013	1999
Dollar General	Green Forest	AR	—	(1)	52	293	—	345	36	11/10/2011	2005
Dollar General	Higdon	AR	—	(1)	52	469	—	521	11	7/25/2013	1999
Dollar General	Lake Village	AR	—	(1)	64	362	—	426	8	7/25/2013	1998
Dollar General	Lepanto	AR	—	(1)	43	389	—	432	9	7/25/2013	1998
Dollar General	Little Rock	AR	—	(1)	73	412	—	485	10	7/25/2013	1999
Dollar General	Marvell	AR	—	(1)	40	358	—	398	8	7/25/2013	1999
Dollar General	Maynard	AR	—	(1)	73	654	—	727	40	12/4/2012	2011
Dollar General	McGehee	AR	—	(1)	25	228	—	253	5	7/25/2013	1998
Dollar General	Quitman	AR	—	(1)	45	405	—	450	9	7/25/2013	2001
Dollar General	Searcy	AR	—	(1)	29	263	—	292	6	7/25/2013	1998
Dollar General	Tuckerman	AR	—	(1)	49	280	—	329	7	7/25/2013	1999
Dollar General	Whitehall	AR	—	(1)	43	388	—	431	9	7/25/2013	1999
Dollar General	Wooster	AR	—	(1)	74	664	—	738	40	12/4/2012	2011
Dollar General	Grand Ridge	FL	—		76	684	—	760	77	12/30/2011	2010
Dollar General	Molina	FL	—		178	1,007	—	1,185	123	10/31/2011	2010
Dollar General	Panama City	FL	—	(1)	139	312	—	451	23	6/19/2012	1987
Dollar General	Chariton	IA	—	(1)	165	934	—	1,099	70	8/31/2012	2012
Dollar General	Estherville	IA	—	(1)	226	903	—	1,129	59	10/25/2012	2012
Dollar General	Hampton	IA	—	(5)	188	751	—	939	81	2/1/2012	2012
Dollar General	Lake Milles	IA	—	(5)	81	728	—	809	78	2/1/2012	2012
Dollar General	Nashua	IA	—	(1)	136	768	—	904	58	9/6/2012	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Ottumwa	IA	—	(1)	143	812	—	955	42	1/31/2013	2012
Dollar General	Altamont	IL	—	(6)	211	844	—	1,055	87	3/9/2012	2012
Dollar General	Carthage	IL	—	(1)	48	908	—	956	68	8/31/2012	2012
Dollar General	Jacksonville	IL	—	(1)	145	823	—	968	62	8/31/2012	2012
Dollar General	Jonesboro	IL	—	(1)	77	309	—	386	38	11/10/2011	2007
Dollar General	Lexington	IL	—	(1)	100	899	—	999	63	9/21/2012	2012
Dollar General	Marion	IL	—	(1)	153	867	—	1,020	61	9/24/2012	2012
Dollar General	Mt Morris	IL	—	(1)	97	877	—	974	49	12/17/2012	2012
Dollar General	Monroeville	IN	—	(5)	112	636	—	748	71	12/22/2011	2011
Dollar General	Auburn	KS	—	(1)	42	801	—	843	60	8/31/2012	2009
Dollar General	Caney	KS	—	(1)	31	178	—	209	15	6/19/2012	2002
Dollar General	Cottonwood Falls	KS	—	(1)	89	802	—	891	60	8/31/2012	2009
Dollar General	Erie	KS	—	(1)	42	790	—	832	59	8/31/2012	2009
Dollar General	Garden City	KS	—	(1)	136	771	—	907	58	8/31/2012	2010
Dollar General	Harper	KS	—	(1)	91	818	—	909	61	8/31/2012	2009
Dollar General	Humboldt	KS	—	(1)	44	828	—	872	62	8/31/2012	2009
Dollar General	Kingman	KS	—	(1)	142	804	—	946	60	8/31/2012	2010
Dollar General	Medicine Lodge	KS	—	(1)	40	765	—	805	57	8/31/2012	2010
Dollar General	Minneapolis	KS	—	(1)	43	816	—	859	61	8/31/2012	2010
Dollar General	Pomona	KS	—	(1)	42	796	—	838	60	8/31/2012	2009
Dollar General	Sedan	KS	—	(1)	42	792	—	834	59	8/31/2012	2009
Dollar General	Syracuse	KS	—	(1)	43	817	—	860	61	8/31/2012	2010
Dollar General	Nancy	KY	—	(1)	81	733	—	814	69	4/26/2012	2011

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Choudrant	LA	—		83	745	—	828	80	2/6/2012	2011
Dollar General	Converse	LA	—	(1)	84	756	—	840	53	9/26/2012	2012
Dollar General	Doyline	LA	—	(1)	88	793	—	881	48	11/27/2012	2012
Dollar General	Gardner	LA	—	(6)	138	784	—	922	81	3/8/2012	2012
Dollar General	Jonesville	LA	—	(1)	103	929	—	1,032	65	9/27/2012	2012
Dollar General	Keithville	LA	—	(1)	83	750	—	833	60	7/26/2012	2012
Dollar General	Lake Charles	LA	—		102	919	—	1,021	95	2/29/2012	2012
Dollar General	Mangham	LA	—		40	759	—	799	82	2/6/2012	2011
Dollar General	Mt. Hermon	LA	—	(1)	94	842	—	936	91	2/6/2012	2011
Dollar General	New Iberia	LA	—	(1)	315	736	—	1,051	69	4/26/2012	2011
Dollar General	Patterson	LA	—		259	1,035	—	1,294	97	4/26/2012	2011
Dollar General	Richwood	LA	—	(1)	97	869	—	966	94	2/6/2012	2011
Dollar General	Sarepta	LA	—	(1)	131	743	—	874	59	8/9/2012	2011
Dollar General	West Monroe	LA	—	(1)	153	869	—	1,022	89	3/9/2012	2012
Dollar General	Zachary	LA	—	(1)	248	743	—	991	70	4/26/2012	2011
Dollar General	Bangor	MI	—	(1)	173	691	—	864	58	7/10/2012	2012
Dollar General	Cadillac	MI	—	(6)	187	747	—	934	73	3/16/2012	2012
Dollar General	Carleton	MI	—	(6)	222	666	—	888	65	3/16/2012	2011
Dollar General	Covert	MI	—	(1)	37	704	—	741	53	8/30/2012	2012
Dollar General	Durand	MI	—	(1)	181	726	—	907	65	5/18/2012	2012
Dollar General	East Jordan	MI	—	(1)	125	709	—	834	60	7/10/2012	2012
Dollar General	Flint	MI	—	(6)	83	743	—	826	66	5/18/2012	2012
Dollar General	Flint	MI	—	(1)	91	820	—	911	54	10/31/2012	2012
Dollar General	Gaylord	MI	—	(1)	172	687	—	859	58	7/10/2012	2012
Dollar General	Iron River	MI	—	(1)	86	777	—	863	58	8/30/2012	2012
Dollar General	Melvindale	MI	—	(1)	242	967	—	1,209	81	6/26/2012	2012
Dollar General	Negaunee	MI	—	(1)	87	779	—	866	58	8/30/2012	2012
Dollar General	Roscommon	MI	—	(1)	87	781	—	868	58	8/30/2012	2012
Dollar General	Melrose	MN	—	(1)	96	863	—	959	48	12/17/2012	2012
Dollar General	Montgomery	MN	—	(1)	87	783	—	870	44	12/17/2012	2012
Dollar General	Olivia	MN	—	(1)	98	884	—	982	46	1/31/2013	2012
Dollar General	Rush City	MN	—	(1)	126	716	—	842	57	7/25/2012	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Springfield	MN	—	(1)	88	795	—	883	45	12/26/2012	2012
Dollar General	Virginia	MN	—	(1)	147	831	—	978	47	1/14/2013	2012
Dollar General	Appleton City	MO	—	(1)	22	124	—	146	15	11/10/2011	2004
Dollar General	Ash Grove	MO	—	(1)	35	315	—	350	38	11/10/2011	2006
Dollar General	Ashland	MO	—	(1)	70	398	—	468	48	11/10/2011	2006
Dollar General	Auxvasse	MO	—	(2)	72	650	—	722	76	11/22/2011	2011
Dollar General	Belton	MO	—	(1)	105	948	—	1,053	75	8/3/2012	2012
Dollar General	Berkeley	MO	—	(1)	132	748	—	880	53	10/9/2012	2012
Dollar General	Bernie	MO	—	(1)	35	314	—	349	38	11/10/2011	2007
Dollar General	Bloomfield	MO	—	(1)	23	209	—	232	25	11/10/2011	2005
Dollar General	Cardwell	MO	—	(1)	89	805	—	894	60	8/24/2012	2012
Dollar General	Carterville	MO	—	(8)	10	192	—	202	23	11/10/2011	2004
Dollar General	Caruthersville	MO	—	(1)	98	878	—	976	62	9/27/2012	2012
Dollar General	Clarkton	MO	—	(1)	19	354	—	373	43	11/10/2011	2007
Dollar General	Clever	MO	—	(1)	136	542	—	678	46	6/19/2012	2010
Dollar General	Concordia	MO	—	(1)	40	161	—	201	14	6/19/2012	1998
Dollar General	Conway	MO	—	(2)	37	694	—	731	81	11/22/2011	2011
Dollar General	Diamond	MO	—	(1)	44	175	—	219	21	11/10/2011	2005
Dollar General	Edina	MO	—	(1)	127	722	—	849	54	9/13/2012	2012
Dollar General	Ellsinore	MO	—	(8)	30	579	—	609	70	11/10/2011	2010
Dollar General	Gower	MO	—	(1)	118	668	—	786	50	8/31/2012	2012
Dollar General	Greenfield	MO	—	(1)	42	378	—	420	32	6/19/2012	2000
Dollar General	Hallsville	MO	—	(8)	29	263	—	292	32	11/10/2011	2004
Dollar General	Hawk Point	MO	—	(1)	177	709	—	886	53	8/24/2012	2012
Dollar General	Humansville	MO	—	(1)	69	277	—	346	23	6/19/2012	2007
Dollar General	Jennings	MO	—	(1)	445	826	—	1,271	70	7/13/2012	2012
Dollar General	Kansas City	MO	—	(1)	313	731	—	1,044	51	9/21/2012	2012
Dollar General	King City	MO	—	(2)	33	625	—	658	73	11/22/2011	2010
Dollar General	Lawson	MO	—	(1)	29	162	—	191	20	11/10/2011	2003
Dollar General	Lebanon	MO	—	(1)	278	835	—	1,113	59	9/26/2012	2012
Dollar General	Lebanon	MO	—	(1)	177	708	—	885	50	9/24/2012	2012
Dollar General	Licking	MO	—	(2)	76	688	—	764	80	11/22/2011	2010

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Lilbourne	MO	—	(8)	62	554	—	616	67	11/10/2011	2010
Dollar General	Marble Hill	MO	—	(1)	104	935	—	1,039	70	9/11/2012	2012
Dollar General	Marionville	MO	—	(1)	89	797	—	886	52	10/31/2012	2012
Dollar General	Marthasville	MO	—		41	782	—	823	84	2/1/2012	2011
Dollar General	Maysville	MO	—	(2)	107	607	—	714	74	10/31/2011	2010
Dollar General	Morehouse	MO	—	(1)	87	783	—	870	59	9/7/2012	2012
Dollar General	New Haven	MO	—	(1)	176	702	—	878	66	4/27/2012	2012
Dollar General	Oak Grove	MO	—	(1)	27	106	—	133	9	6/19/2012	1999
Dollar General	Oran	MO	—	(6)	83	747	—	830	73	3/30/2012	2012
Dollar General	Osceola	MO	—	(1)	93	835	—	928	39	2/19/2013	2012
Dollar General	Ozark	MO	—	(6)	190	758	—	948	71	4/27/2012	2012
Dollar General	Ozark	MO	—	(1)	149	842	—	991	59	9/24/2012	2012
Dollar General	Pacific	MO	—	(1)	151	853	—	1,004	76	6/6/2012	2012
Dollar General	Palmyra	MO	—	(1)	40	225	—	265	19	6/19/2012	2003
Dollar General	Plattsburg	MO	—	(1)	44	843	—	887	67	8/9/2012	2012
Dollar General	Qulin	MO	—	(8)	30	573	—	603	70	11/10/2011	2009
Dollar General	Robertsville	MO	—	(1)	131	744	—	875	56	8/24/2012	2011
Dollar General	Rocky Mount	MO	—	(1)	88	789	—	877	59	8/31/2012	2012
Dollar General	Sedalia	MO	—	(1)	273	637	—	910	48	9/7/2012	2012
Dollar General	Senath	MO	—	(1)	61	552	—	613	47	6/19/2012	2010
Dollar General	Seneca	MO	—	(1)	47	189	—	236	16	6/19/2012	1962
Dollar General	Sikeston	MO	—	(6)	56	1,056	—	1,112	109	2/24/2012	2011
Dollar General	Sikeston	MO	—	(1)	144	819	—	963	61	8/24/2012	2012
Dollar General	Springfield	MO	—	(1)	378	702	—	1,080	62	6/14/2012	2012
Dollar General	St James	MO	—	(1)	81	244	—	325	21	6/19/2012	1999
Dollar General	St. Clair	MO	—		220	879	—	1,099	99	12/30/2011	2011

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	St. Louis	MO	—	(1)	372	692	—	1,064	52	8/31/2012	2012
Dollar General	St. Louis	MO	—	(1)	260	606	—	866	43	9/26/2012	2012
Dollar General	Stanberry	MO	—	(3)	111	629	—	740	74	11/22/2011	2010
Dollar General	Steele	MO	—	(8)	31	598	—	629	73	11/10/2011	2009
Dollar General	Strafford	MO	—	(8)	51	461	10	522	56	11/10/2011	2009
Dollar General	Vienna	MO	—	(6)	78	704	—	782	72	2/24/2012	2011
Dollar General	Willow Springs	MO	—	(1)	24	213	—	237	18	6/19/2012	2002
Dollar General	Winona	MO	—	(1)	52	155	—	207	13	6/19/2012	2001
Dollar General	Edwards	MS	—		75	671	—	746	75	12/30/2011	2011
Dollar General	Greensville	MS	—		82	739	—	821	83	12/30/2011	2011
Dollar General	Hickory	MS	—	(1)	77	692	—	769	58	7/2/2012	2011
Dollar General	Jackson	MS	—	(1)	198	793	—	991	56	9/27/2012	2011
Dollar General	Meridian	MS	—	(1)	178	713	—	891	53	9/13/2012	2011
Dollar General	Meridian	MS	—	(1)	40	754	—	794	56	9/13/2012	2011
Dollar General	Moorhead	MS	—	(6)	107	606	—	713	57	5/1/2012	2011
Dollar General	Natchez	MS	—	(1)	166	664	—	830	59	6/11/2012	2012
Dollar General	Soso	MS	—	(6)	116	658	—	774	65	4/12/2012	2011
Dollar General	Stonewall	MS	—	(1)	116	655	—	771	55	7/2/2012	2011
Dollar General	Stringer	MS	—	(1)	116	655	—	771	55	7/2/2012	2011
Dollar General	Walmut Grove	MS	—		71	641	—	712	72	12/30/2011	2011
Dollar General	Fayetteville	NC	—		216	647	—	863	70	2/6/2012	2011
Dollar General	Hickory	NC	—	(1)	89	804	—	893	64	8/13/2012	2012
Dollar General	Ocean Isle Beach	NC	—		341	633	—	974	68	2/6/2012	2011
Dollar General	Tryon	NC	—	(1)	139	789	—	928	63	8/13/2012	2012
Dollar General	Vass	NC	—		226	528	—	754	57	2/6/2012	2011
Dollar General	Farmington	NM	—	(1)	269	807	—	1,076	60	9/6/2012	2012
Dollar General	Forest	OH	—		76	681	—	757	83	10/31/2011	2010
Dollar General	Greenfield	OH	—		110	986	—	1,096	102	2/23/2012	2011
Dollar General	Loudonville	OH	—	(1)	236	945	—	1,181	84	6/6/2012	2012
Dollar General	Lucasville	OH	—	(1)	223	893	—	1,116	79	5/16/2012	2012
Dollar General	New Carlisle	OH	—	(1)	215	860	—	1,075	72	7/10/2012	2012
Dollar General	New Matamoras	OH	—		123	696	—	819	85	10/31/2011	2010

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Payne	OH	—	(3)	81	729	—	810	89	10/31/2011	2010
Dollar General	Pleasant City	OH	—	(3)	131	740	—	871	90	10/31/2011	2010
Dollar General	Calera	OK	—	(1)	136	770	—	906	58	8/31/2012	2010
Dollar General	Commerce	OK	—	(1)	38	341	—	379	41	11/10/2011	2006
Dollar General	Hartshorne	OK	—	(1)	100	898	—	998	67	8/31/2012	2010
Dollar General	Lexington	OK	—	(1)	85	761	—	846	57	8/31/2012	2010
Dollar General	Maud	OK	—	(1)	76	688	—	764	51	8/31/2012	2010
Dollar General	Maysville	OK	—	(1)	41	785	—	826	59	8/31/2012	2010
Dollar General	Nowata	OK	—	(1)	43	128	—	171	11	6/19/2012	1998
Dollar General	Rush Spring	OK	—	(1)	87	779	—	866	58	8/31/2012	2010
Dollar General	Doyle	TN	—	(1)	75	679	—	754	51	8/22/2012	2012
Dollar General	Manchester	TN	—	(1)	114	646	—	760	51	7/26/2012	2012
Dollar General	McMinnville	TN	—	(1)	120	679	—	799	57	7/12/2012	2012
Dollar General	Pleasant Hill	TN	—		39	747	—	786	84	12/30/2011	2011
Dollar General	Academy	TX	—	(1)	122	693	—	815	65	4/27/2012	2012
Dollar General	Alto Bonito	TX	—	(5)	163	652	—	815	70	2/1/2012	2011
Dollar General	Blessing	TX	—	(1)	83	745	—	828	42	12/18/2012	2012
Dollar General	Bryan	TX	—	(1)	148	840	—	988	63	9/14/2012	2012
Dollar General	Bryan	TX	—	(1)	193	772	—	965	58	9/14/2012	2012
Dollar General	Bryan	TX	—	(1)	185	740	—	925	55	8/31/2012	2009
Dollar General	Canyon Lake	TX	—	(1)	149	843	—	992	59	10/12/2012	2012
Dollar General	Como	TX	—	(6)	76	683	—	759	64	4/20/2012	2012
Dollar General	Corpus Christi	TX	—	(1)	270	809	—	1,079	45	12/26/2012	2012
Dollar General	Dickinson	TX	—	(1)	87	786	—	873	55	9/25/2012	2012
Dollar General	Donna	TX	—	(1)	136	768	—	904	58	9/11/2012	2012
Dollar General	Donna	TX	—	(1)	200	799	—	999	56	10/12/2012	2012
Dollar General	Donna	TX	—	(1)	145	820	—	965	42	1/31/2013	2012
Dollar General	Edinburg	TX	—	(1)	136	769	—	905	58	9/7/2012	2012
Dollar General	Elemdorf	TX	—	(1)	94	847	—	941	56	10/23/2012	2012
Dollar General	Gladewater	TX	—	(1)	184	736	—	920	55	8/31/2012	2009
Dollar General	Gordonville	TX	—	(6)	38	717	—	755	67	4/20/2012	2012
Dollar General	Kyle	TX	—	(1)	132	747	—	879	52	9/26/2012	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	LaMarque	TX	—	(1)	102	917	—	1,019	69	8/31/2012	2010
Dollar General	Laredo	TX	—	(1)	253	758	—	1,011	60	7/31/2012	2012
Dollar General	Lubbock	TX	—	(1)	267	801	—	1,068	60	8/31/2012	2010
Dollar General	Lyford	TX	—		80	724	—	804	81	12/30/2011	2010
Dollar General	Morgans Point	TX	—	(1)	145	821	—	966	61	9/13/2012	2012
Dollar General	Mount Pleasant	TX	—	(1)	214	858	—	1,072	64	8/31/2012	2010
Dollar General	New Braunfels	TX	—	(1)	205	818	—	1,023	61	8/31/2012	2012
Dollar General	Poteet	TX	—	(3)	96	864	—	960	105	10/31/2011	2010
Dollar General	Progreso	TX	—	(3)	169	957	—	1,126	116	10/31/2011	2009
Dollar General	Rio Grande City	TX	—	(3)	137	779	—	916	95	10/31/2011	2010
Dollar General	Roma	TX	—	(3)	253	1,010	—	1,263	123	10/31/2011	2010
Dollar General	San Antonio	TX	—	(1)	252	756	—	1,008	50	10/22/2012	2012
Dollar General	San Antonio	TX	—	(1)	222	888	—	1,110	58	10/22/2012	2012
Dollar General	Silsbee	TX	—	(1)	43	810	—	853	68	7/6/2012	2012
Dollar General	Troy	TX	—	(1)	93	841	—	934	63	9/12/2012	2012
Dollar General	Tyler	TX	—	(1)	219	875	—	1,094	66	8/31/2012	2010
Dollar General	Victoria	TX	—	(1)	91	817	—	908	42	1/31/2013	2013
Dollar General	Waco	TX	—	(1)	192	767	—	959	57	8/31/2012	2012
Dollar General	Weslaco	TX	—	(1)	215	862	—	1,077	61	9/24/2012	2012
Dollar General	Burkeville	VA	—	(1)	160	906	—	1,066	85	5/8/2012	2012
Dollar General	Chesterfield	VA	—		242	726	—	968	78	2/6/2012	2011
Dollar General	Danville	VA	—		155	621	—	776	67	2/6/2012	2011
Dollar General	Hopewell	VA	—		584	713	—	1,297	77	2/6/2012	2011
Dollar General	Hot Springs	VA	—		283	661	—	944	71	2/6/2012	2011
Dollar General	Mellen	WI	—		79	711	—	790	80	12/30/2011	2011
Dollar General	Minong	WI	—		38	727	—	765	82	12/30/2011	2011

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Solon Springs	WI	—		76	685	—	761	77	12/30/2011	2011
Dunkin' Donuts/Baskin-Robbins	Dearborn Heights	MI	—	(1)	230	846	—	1,076	23	6/27/2013	1998
Einstein Bros. Bagels	Dearborn	MI	—	(1)	190	724	—	914	20	6/27/2013	1997
Exelis	Herndon	VA	39,519		1,384	53,584	—	54,968	434	11/5/2013	2006
Express Scripts	St. Louis	MO	—	(4)	5,706	32,333	—	38,039	3,661	1/25/2012	2011
Family Dollar	Rangeley	CO	—	(6)	66	593	—	659	56	5/4/2012	2010
Family Dollar	Middleburg	FL	—	(1)	274	822	—	1,096	27	6/4/2013	2008
Family Dollar	Ormond Beach	FL	—		573	860	—	1,433	28	6/4/2013	2008
Family Dollar	Lenox	GA	—	(1)	90	809	—	899	53	11/9/2012	2012
Family Dollar	Arco	ID	—	(1)	76	684	—	760	48	9/18/2012	2012
Family Dollar	Kimberly	ID	—	(1)	219	657	—	876	28	4/10/2013	2013
Family Dollar	Brookston	IN	—	(1)	126	715	—	841	50	10/1/2012	2012
Family Dollar	Greensburg	KS	—	(1)	80	718	—	798	13	9/9/2013	2012
Family Dollar	Chalmette	LA	—	(1)	751	615	—	1,366	58	5/3/2012	2011
Family Dollar	Tickfaw	LA	—	(1)	181	543	—	724	53	3/30/2012	2011
Family Dollar	Detroit	MI	—	(1)	130	1,169	—	1,299	71	11/27/2012	2011
Family Dollar	Detroit	MI	—	(1)	106	956	—	1,062	36	5/2/2013	1964
Family Dollar	Jackson	MI	—	(1)	93	525	—	618	10	9/12/2013	2007
Family Dollar	St Louis	MO	—	(1)	445	1,038	—	1,483	68	12/14/2012	2012
Family Dollar	St. Louis	MO	—	(1)	168	671	—	839	66	4/2/2012	2006
Family Dollar	St. Louis	MO	—	(1)	445	1,039	—	1,484	63	10/23/2012	2012
Family Dollar	St. Louis	MO	—	(1)	215	1,219	—	1,434	46	4/30/2013	2013
Family Dollar	Biloxi	MS	—	(6)	310	575	—	885	57	3/30/2012	2012
Family Dollar	Carriere	MS	—	(6)	200	599	—	799	59	3/30/2012	2012
Family Dollar	D'Iberville	MS	—	(1)	241	561	—	802	50	5/21/2012	2011
Family Dollar	Gulfport	MS	—	(6)	209	626	—	835	56	5/21/2012	2012
Family Dollar	Gulfport	MS	—	(1)	270	629	—	899	44	9/20/2012	2012
Family Dollar	Gulfport	MS	—	(1)	218	654	—	872	43	11/15/2012	2012
Family Dollar	Hattiesburg	MS	—	(1)	225	674	—	899	35	1/30/2013	2012
Family Dollar	Horn Lake	MS	—	(1)	225	676	—	901	51	8/22/2012	2012
Family Dollar	Kiln	MS	—	(1)	106	650	—	756	43	11/14/2012	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Family Dollar	Okolona	MS	—	(1)	64	578	—	642	46	7/31/2012	2012
Family Dollar	Winona	MS	—	(1)	146	585	—	731	47	7/31/2012	2012
Family Dollar	Lumberton	NC	—		151	603	—	754	11	9/11/2013	2006
Family Dollar	Fort Yates	ND	—	(5)	126	715	—	841	77	1/31/2012	2010
Family Dollar	New Town	ND	—	(5)	105	942	—	1,047	101	1/31/2012	2011
Family Dollar	Rolla	ND	—	(5)	83	749	—	832	81	1/31/2012	2010
Family Dollar	Madison	NE	—	(5)	37	703	—	740	79	12/30/2011	2011
Family Dollar	Chimayo	NM	—	(1)	158	632	—	790	33	1/30/2013	2009
Family Dollar	Mountainair	NM	—	(1)	84	752	—	836	63	7/6/2012	2011
Family Dollar	Hawthorne	NV	—	(6)	191	764	—	955	68	6/1/2012	2012
Family Dollar	Lovelock	NV	—	(6)	185	742	—	927	69	5/4/2012	2012
Family Dollar	Silver Spring	NV	—	(1)	202	808	—	1,010	57	9/21/2012	2012
Family Dollar	Wells	NV	—	(6)	84	755	—	839	71	5/11/2012	2011
Family Dollar	Toledo	OH	—	(1)	306	917	—	1,223	43	2/25/2013	2012
Family Dollar	Warren	OH	—	(1)	170	681	—	851	51	9/11/2012	2012
Family Dollar	Stillwell	OK	—	(5)	40	768	—	808	86	1/6/2012	2011
Family Dollar	Tulsa	OK	—	(6)	220	878	—	1,098	70	7/30/2012	2012
Family Dollar	Martin	SD	—	(5)	85	764	—	849	82	1/31/2012	2009
Family Dollar	Harrison	TN	—	(1)	74	420	—	494	10	7/23/2013	2006
Family Dollar	Avinger	TX	—	(1)	40	761	—	801	50	10/22/2012	2012
Family Dollar	Caldwell	TX	—	(1)	138	552	—	690	49	5/29/2012	2012
Family Dollar	Chireno	TX	—	(1)	50	943	—	993	57	12/10/2012	2012
Family Dollar	Eagle Lake	TX	—	(1)	100	566	—	666	48	7/6/2012	2012
Family Dollar	Floydada	TX	—	(5)	36	681	—	717	77	12/30/2011	2010
Family Dollar	Kerens	TX	—	(6)	73	658	—	731	68	2/29/2012	2011
Family Dollar	Oakhurst	TX	—	(1)	36	683	—	719	42	12/12/2012	2012
Family Dollar	Plano	TX	—	(1)	468	869	—	1,337	20	8/1/2013	2013
Family Dollar	Kemmerer	WY	—	(1)	45	853	—	898	40	2/22/2013	2013
Famous Dave's	Independence	MO	—	(1)	620	422	—	1,042	12	6/27/2013	1999
Farmers Group, Inc.	Simi Valley	CA	25,620		11,851	31,096	—	42,947	314	11/5/2013	1982
Farmers New World Life Insurance Company	Mercer Island	WA	29,161		24,287	28,210	—	52,497	231	11/5/2013	1982

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
FedEx	Lowell	AR	—	(1)	396	7,521	—	7,917	382	3/15/2013	2012
FedEx	Yuma	AZ	—		—	2,076	—	2,076	148	10/17/2012	2011
FedEx	Chico	CA	—	(1)	308	2,776	—	3,084	198	11/9/2012	2006
FedEx	Commerce City	CO	—	(4)	6,556	26,224	—	32,780	2,799	3/20/2012	2007
FedEx	Melbourne	FL	—	(1)	159	1,433	—	1,592	36	7/26/2013	1989
FedEx	Kankakee	IL	—	(1)	195	1,103	—	1,298	107	5/31/2012	2003
FedEx	Mt. Vernon	IL	—	(1)	222	1,259	—	1,481	122	5/31/2012	2009
FedEx	Quincy	IL	—		371	2,101	—	2,472	160	9/28/2012	2012
FedEx	Evansville	IN	—	(1)	665	2,661	—	3,326	257	5/31/2012	2003
FedEx	Kokomo	IN	—		186	3,541	—	3,727	378	3/16/2012	2012
FedEx	Hazard	KY	—		215	4,085	—	4,300	312	9/28/2012	2012
FedEx	London	KY	—	(1)	191	1,081	—	1,272	104	5/31/2012	2000
FedEx	Grand Rapids	MI	4,800		1,797	7,189	—	8,986	694	6/14/2012	2012
FedEx	Port Huron	MI	—	(1)	125	1,121	—	1,246	40	5/31/2013	2003
FedEx	Roseville	MN	—		1,462	8,282	—	9,744	547	11/30/2012	2012
FedEx	Butte	MT	5,060		403	7,653	—	8,056	1,050	9/27/2011	2011
FedEx	Belmont	NH	—	(4)	265	2,386	—	2,651	291	12/29/2011	2011
FedEx	Wendover	NV	—	(1)	262	1,483	—	1,745	75	2/25/2013	2012
FedEx	Winnemucca	NV	—	(1)	280	1,585	—	1,865	81	2/25/2013	2012
FedEx	Blauvelt	NY	—		14,420	26,779	—	41,199	2,859	4/5/2012	2012
FedEx	Chillicothe	OH	—	(1)	143	1,284	—	1,427	124	5/31/2012	2000
FedEx	Mt. Pleasant	PA	—	(1)	454	1,814	98	2,366	179	5/31/2012	2001
FedEx	Blountville	TN	—	(4)	562	5,056	—	5,618	591	2/3/2012	2009
FedEx	Humboldt	TN	—		239	4,543	—	4,782	416	7/11/2012	2008
FedEx	Bryan	TX	—	(1)	1,422	3,318	—	4,740	320	6/15/2012	2011
FedEx	Omak	WA	—		252	1,425	—	1,677	109	9/27/2012	2012
FedEx	Wenatchee	WA	—		266	2,393	—	2,659	183	9/28/2012	2012
FedEx	Parkersburg	WV	—		193	3,671	—	3,864	280	9/20/2012	2012
FedEx Ground	Greenville	NC	—	(5)	363	6,903	—	7,266	772	2/22/2012	2011

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
FedEx Ground	Tulsa	OK	—	(5)	458	8,695	—	9,153	972	2/22/2012	2011
First Bank	Pinellas Park	FL	—		630	1,470	—	2,100	20	10/1/2013	1981
Fresenius	Aurora	IL	—		287	2,584	—	2,871	182	7/13/2012	2009
Fresenius	Chicago	IL	—		588	1,764	—	2,352	117	7/31/2012	2009
Fresenius	Waukegan	IL	—		94	1,792	—	1,886	119	7/31/2012	2011
Fresenius	Peru	IN	—		69	1,305	—	1,374	92	6/27/2012	1982
Fresenius	Bossier City	LA	—	(1)	120	682	—	802	29	1/30/2013	2008
Fresenius	Caro	MI	—	(1)	92	1,744	—	1,836	130	6/5/2012	2009
Fresenius	Jackson	MI	—		137	2,603	—	2,740	194	6/5/2012	2008
Fresenius	Albermarle	NC	—	(1)	139	1,253	—	1,392	39	4/30/2013	2008
Fresenius	Angier	NC	—	(1)	203	1,152	—	1,355	36	4/30/2013	2012
Fresenius	Asheboro	NC	—		323	2,903	—	3,226	91	4/30/2013	2012
Fresenius	Taylorsville	NC	—	(1)	275	1,099	—	1,374	34	4/30/2013	2011
Fresenius	Warsaw	NC	—	(1)	75	1,428	—	1,503	78	11/13/2012	2003
Fresenius	Kings Mills	OH	—	(1)	399	598	—	997	45	6/5/2012	2007
Fresenius	Dallas	TX	—	(1)	377	1,132	—	1,509	44	2/28/2013	1958
GE Aviation	Auburn	AL	—		1,627	30,920	—	32,547	1,767	11/21/2012	2012
General Mills	Geneva	IL	16,555		7,457	22,371	—	29,828	2,161	5/23/2012	1998
General Mills	Fort Wayne	IN	—	(1)	2,533	48,130	—	50,663	3,425	10/18/2012	2012
General Motors Financial Company	Arlington	TX	25,552		7,901	35,553	—	43,454	328	11/5/2013	1999
Golden Corral	Albany	GA	—	(1)	460	1,863	—	2,323	53	6/27/2013	1998
Golden Corral	Brunswick	GA	—	(1)	390	2,093	—	2,483	60	6/27/2013	1998
Golden Corral	McDonough	GA	—	(1)	930	3,936	—	4,866	113	6/27/2013	2004
Golden Corral	Council Bluffs	IA	—	(1)	1,140	1,460	—	2,600	42	6/27/2013	1998
Golden Corral	Evansville	IN	—	(1)	670	2,707	—	3,377	78	6/27/2013	1999
Golden Corral	Evansville	IN	—	(1)	640	944	—	1,584	27	6/27/2013	1999
Golden Corral	Fort Wayne	IN	—	(1)	820	1,935	—	2,755	55	6/27/2013	1999
Golden Corral	Kokomo	IN	—	(1)	780	2,107	—	2,887	60	6/27/2013	2000
Golden Corral	Elizabethtown	KY	—	(1)	760	2,753	—	3,513	79	6/27/2013	1997
Golden Corral	Henderson	KY	—	(1)	600	1,586	—	2,186	45	6/27/2013	1999
Golden Corral	Blue Springs	MO	—	(1)	810	1,346	—	2,156	39	6/27/2013	2000

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Golden Corral	Flowood	MS	—	(1)	680	2,730	—	3,410	78	6/27/2013	1999
Golden Corral	Aberdeen	NC	—	(1)	690	1,566	—	2,256	45	6/27/2013	1994
Golden Corral	Burlington	NC	—	(1)	840	2,319	—	3,159	66	6/27/2013	1993
Golden Corral	Hickory	NC	—	(1)	260	2,658	—	2,918	76	6/27/2013	1994
Golden Corral	Bellevue	NE	—	(1)	520	1,433	—	1,953	41	6/27/2013	1999
Golden Corral	Lincoln	NE	—	(1)	300	2,930	—	3,230	84	6/27/2013	2000
Golden Corral	Farmington	NM	—	(1)	270	3,174	—	3,444	91	6/27/2013	1996
Golden Corral	Columbus	OH	—	(1)	770	2,476	—	3,246	71	6/27/2013	1995
Golden Corral	Tulsa	OK	—	(1)	280	3,890	—	4,170	112	6/27/2013	1999
Golden Corral	Rock Hill	SC	—	(1)	320	2,130	—	2,450	61	6/27/2013	1999
Golden Corral	Cookeville	TN	—	(1)	800	1,937	—	2,737	56	6/27/2013	1999
Golden Corral	Bristol	VA	—	(1)	750	2,276	—	3,026	65	6/27/2013	2000
Goodfire BBQ	San Antonio	TX	—	(1)	350	341	—	691	10	6/27/2013	1983
Grandy's	Hobbs	NM	—	(1)	815	—	—	815	—	6/27/2013	1984
Grandy's	Ardmore	OK	—	(1)	454	—	—	454	—	6/27/2013	1983
Grandy's	Moore	OK	—	(1)	320	428	—	748	12	6/27/2013	1987
Grandy's	Oklahoma City	OK	—	(1)	260	380	—	640	11	6/27/2013	1985
Grandy's	Oklahoma City	OK	—	(1)	320	289	—	609	8	6/27/2013	1984
GSA	Birmingham	AL	10,568		1,400	8,830	—	10,230	84	11/5/2013	2005
GSA	Mobile	AL	—	(1)	268	5,095	—	5,363	420	6/19/2012	1995
GSA	Birmingham	AL	17,640		2,982	19,982	—	22,964	193	11/5/2013	2007
GSA	Springerville	AZ	—	(1)	148	2,810	—	2,958	232	7/2/2012	2006
GSA	Craig	CO	—	(5)	129	1,159	—	1,288	128	12/30/2011	2011
GSA	Cocoa	FL	—		253	1,435	—	1,688	164	12/13/2011	2009
GSA	Stuart	FL	—	(1)	900	3,600	—	4,500	363	3/5/2012	2011
GSA	Grangeville	ID	—		317	6,023	—	6,340	607	3/5/2012	2007
GSA	Kansas City	KS	16,872		4,264	29,678	—	33,942	276	11/5/2013	2003
GSA	Springfield	MO	—	(1)	131	2,489	—	2,620	228	5/15/2012	2011
GSA	Albany	NY	10,137		2,470	11,836	—	14,306	124	11/5/2013	2008
GSA	Freeport	NY	—	(1)	843	3,372	—	4,215	371	1/10/2012	1960
GSA	Plattsburg	NY	—	(1)	508	4,572	—	5,080	377	6/19/2012	2008
GSA	Warren	PA	—	(1)	341	3,114	—	3,455	268	6/19/2012	2008

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
GSA	Ponce	PR	—		1,780	9,297	—	11,077	128	11/5/2013	2000
GSA	Austin	TX	5,046		1,570	3,057	—	4,627	37	11/5/2013	2005
GSA	Fort Worth	TX	—	(1)	477	4,290	—	4,767	393	5/9/2012	2010
GSA	Gloucester	VA	—	(1)	287	1,628	—	1,915	134	6/19/2012	1997
Habanero's Mexican Grill	Hueytown	AL	—	(1)	60	639	—	699	18	6/27/2013	1987
Hanesbrands	Rural Hall	NC	—		1,082	22,565	—	23,647	1,426	12/21/2012	1989
Hardee's	Alma	GA	—	(1)	80	502	—	582	14	6/27/2013	1992
Hardee's	Brunswick	GA	—	(1)	200	494	—	694	14	6/27/2013	1992
Hardee's	Claxton	GA	—	(1)	170	469	—	639	13	6/27/2013	1986
Hardee's	Glennville	GA	—	(1)	170	450	—	620	12	6/27/2013	1986
Hardee's	Hazlehurst	GA	—	(1)	300	263	—	563	7	6/27/2013	1982
Hardee's	Metter	GA	—	(1)	230	369	—	599	10	6/27/2013	1984
Hardee's	Richmond Hill	GA	—	(1)	390	149	—	539	4	6/27/2013	1990
Hardee's	Savannah	GA	—	(1)	130	456	—	586	13	6/27/2013	1987
Hardee's	Swainsboro	GA	—	(1)	470	107	—	577	3	6/27/2013	1992
Hardee's	Vidalia	GA	—	(1)	220	377	—	597	10	6/27/2013	1990
Hardee's	Old Fort	NC	—	(1)	300	904	—	1,204	25	6/27/2013	1992
Hardee's	Aiken	SC	—	(1)	220	450	—	670	12	6/27/2013	1977
Hardee's	Chapin	SC	—	(1)	380	741	—	1,121	21	6/27/2013	1993
Hardee's	Bloomingdale	TN	—	(1)	270	844	—	1,114	23	6/27/2013	1992
Hardee's	Clinton	TN	—	(1)	390	893	—	1,283	25	6/27/2013	1992
Hardee's	Crossville	TN	—	(1)	300	689	—	989	19	6/27/2013	1992
Hardee's Red Burrito	Attalla	AL	—	(1)	220	896	—	1,116	25	6/27/2013	1993
Hash House A-Go-Go Restaurant	Las Vegas	NV	—	(1)	580	1,347	—	1,927	39	6/27/2013	1997
Home Depot	Columbia	SC	13,776		2,911	15,463	—	18,374	2,748	11/1/2009	2009
Houlihan's	Plymouth Meeting	PA	—	(1)	870	2,015	—	2,885	58	6/27/2013	1974
Huntington National Bank	Conneaut	OH	—		205	477	—	682	6	10/1/2013	1971
Huntington National Bank	Jefferson	OH	—		255	765	—	1,020	10	10/1/2013	1963

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Hy-Vee	Vermillion	SD	—		409	3,684	—	4,093	194	4/8/2013	2003
IHOP	Homewood	AL	—	(1)	610	1,762	—	2,372	50	6/27/2013	1996
IHOP	Castle Rock	CO	—	(1)	320	2,334	—	2,654	67	6/27/2013	1999
IHOP	Greeley	CO	—	(1)	120	1,538	—	1,658	44	6/27/2013	1998
IHOP	Pueblo	CO	—	(1)	330	1,589	—	1,919	46	6/27/2013	1997
IHOP	Stockbridge	GA	—	(1)	580	2,091	—	2,671	60	6/27/2013	1997
IHOP	Natchitoches	LA	—		750	89	—	839	3	6/27/2013	1990
IHOP	Roseville	MI	—	(1)	340	1,071	—	1,411	31	6/27/2013	1997
IHOP	Kansas City	MO	—	(1)	630	1,002	—	1,632	29	6/27/2013	1998
IHOP	Southaven	MS	—	(1)	350	2,108	—	2,458	60	6/27/2013	1997
IHOP	Poughkeepsie	NY	—	(1)	430	1,129	—	1,559	32	6/27/2013	1996
IHOP	Greenville	SC	—	(1)	610	1,551	—	2,161	44	6/27/2013	1998
IHOP	Clarksville	TN	—	(1)	530	1,346	—	1,876	39	6/27/2013	1997
IHOP	Memphis	TN	—	(1)	750	2,009	—	2,759	58	6/27/2013	1997
IHOP	Murfreesboro	TN	—	(1)	600	1,687	—	2,287	48	6/27/2013	1998
IHOP	Fort Worth	TX	—	(1)	560	1,879	—	2,439	54	6/27/2013	1994
IHOP	Houston	TX	—	(1)	760	2,462	—	3,222	71	6/27/2013	1996
IHOP	Killeen	TX	—	(1)	380	1,028	—	1,408	29	6/27/2013	1997
IHOP	Lake Jackson	TX	—	(1)	370	2,018	—	2,388	58	6/27/2013	1997
IHOP	Leon Valley	TX	—	(1)	650	2,055	—	2,705	59	6/27/2013	1997
IHOP	Auburn	WA	—	(1)	780	1,878	—	2,658	54	6/27/2013	1997
Invesco Holding Co. Ltd.	Denver	CO	43,700		12,650	66,398	—	79,048	607	11/5/2013	2008
Iron Mountain	Columbus	OH	—	(1)	405	3,642	—	4,047	278	9/28/2012	1954
Jack in the Box	Avondale	AZ	—	(1)	110	2,237	—	2,347	62	6/27/2013	1998
Jack in the Box	Chandler	AZ	—	(1)	450	1,447	—	1,897	40	6/27/2013	1998
Jack in the Box	Folsom	CA	—	(1)	280	2,423	—	2,703	67	6/27/2013	1997
Jack in the Box	Fresno	CA	—	(1)	190	1,810	—	2,000	50	6/27/2013	1997
Jack in the Box	West Sacramento	CA	—	(1)	590	1,710	—	2,300	47	6/27/2013	1997
Jack in the Box	Burley	ID	—	(1)	240	1,430	—	1,670	40	6/27/2013	2000
Jack in the Box	Moscow	ID	—	(1)	350	1,110	—	1,460	31	6/27/2013	1992
Jack in the Box	Belleville	IL	—	(1)	200	966	—	1,166	27	6/27/2013	1987
Jack in the Box	Florissant	MO	—	(1)	502	1,515	—	2,045	42	6/27/2013	1997

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Jack in the Box	St. Louis	MO	—	(1)	420	1,494	—	1,914	41	6/27/2013	1998
Jack in the Box	Las Vegas	NV	—	(1)	680	1,533	—	2,213	42	6/27/2013	1997
Jack in the Box	Salem	OR	—	(1)	580	1,301	—	1,881	36	6/27/2013	1999
Jack in the Box	Tigard	OR	—	(1)	620	1,361	—	1,981	38	6/27/2013	1999
Jack in the Box	Arlington	TX	—	(1)	420	1,325	—	1,745	37	6/27/2013	1993
Jack in the Box	Arlington	TX	—	(1)	420	1,365	—	1,785	38	6/27/2013	1995
Jack in the Box	Corinth	TX	—	(1)	400	1,416	—	1,816	39	6/27/2013	1997
Jack in the Box	Farmers Branch	TX	—	(1)	460	1,640	—	2,100	45	6/27/2013	1988
Jack in the Box	Fort Worth	TX	—	(1)	490	1,702	—	2,192	47	6/27/2013	1991
Jack in the Box	Georgetown	TX	—	(1)	600	1,508	—	2,108	42	6/27/2013	1999
Jack in the Box	Granbury	TX	—	(1)	380	1,449	—	1,829	40	6/27/2013	1999
Jack in the Box	Grand Prairie	TX	—	(1)	600	1,856	—	2,456	51	6/27/2013	1995
Jack in the Box	Grapevine	TX	—	(1)	470	1,344	—	1,814	37	6/27/2013	1992
Jack in the Box	Gun Barrel City	TX	—	(1)	300	961	—	1,261	27	6/27/2013	1998
Jack in the Box	Houston	TX	—	(1)	460	1,437	—	1,897	40	6/27/2013	1993
Jack in the Box	Houston	TX	—	(1)	390	1,172	—	1,562	32	6/27/2013	1993
Jack in the Box	Houston	TX	—	(1)	330	1,845	—	2,175	51	6/27/2013	1996
Jack in the Box	Houston	TX	—	(1)	410	1,621	—	2,031	45	6/27/2013	1992
Jack in the Box	Houston	TX	—	(1)	450	1,396	—	1,846	39	6/27/2013	1992
Jack in the Box	Hutchins	TX	—	(1)	330	1,363	—	1,693	38	6/27/2013	1998
Jack in the Box	Kingswood	TX	—	(1)	430	955	—	1,385	26	6/27/2013	1992
Jack in the Box	Lufkin	TX	—	(1)	440	1,544	—	1,984	43	6/27/2013	1999
Jack in the Box	Lufkin	TX	—	(1)	450	1,563	—	2,013	43	6/27/2013	1998
Jack in the Box	Mesquite	TX	—	(1)	560	1,652	—	2,212	46	6/27/2013	1992
Jack in the Box	Nacogdoches	TX	—	(1)	340	1,320	—	1,660	37	6/27/2013	1998
Jack in the Box	Orange	TX	—	(1)	270	1,661	—	1,931	46	6/27/2013	1999
Jack in the Box	Port Arthur	TX	—	(1)	460	1,405	—	1,865	39	6/27/2013	1994
Jack in the Box	Rockwall	TX	—	(1)	450	1,275	—	1,725	35	6/27/2013	1992
Jack in the Box	San Antonio	TX	—	(1)	400	1,244	—	1,644	34	6/27/2013	1999
Jack in the Box	San Antonio	TX	—	(1)	470	1,256	—	1,726	35	6/27/2013	1999
Jack in the Box	San Antonio	TX	—	(1)	350	1,249	—	1,599	35	6/27/2013	1992
Jack in the Box	Spring	TX	—	(1)	450	1,487	—	1,937	41	6/27/2013	1993

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Jack in the Box	Spring	TX	—	(1)	570	1,340	—	1,910	37	6/27/2013	1999
Jack in the Box	Tyler	TX	—	(1)	450	1,025	—	1,475	28	6/27/2013	1999
Jack in the Box	Weatherford	TX	—	(1)	480	1,329	—	1,809	37	6/27/2013	1999
Jack in the Box	Enumclaw	WA	—	(1)	380	1,238	—	1,618	34	6/27/2013	1997
Joe's Crab Shack	Lilburn	GA	—	(1)	800	1,917	—	2,717	55	6/27/2013	1999
Joe's Crab Shack	Houston	TX	—	(1)	900	1,749	—	2,649	50	6/27/2013	1994
John Deere	Davenport	IA	—	(1)	1,161	22,052	—	23,213	2,130	5/31/2012	2003
Johnson Controls, Inc.	Pinellas Park	FL	16,200		4,538	23,842	—	28,380	242	11/5/2013	2001
Kaiser Foundation	Cupertino	CA	—	(1)	14,236	42,708	—	56,944	1,848	2/20/2013	2005
Ker's WingHouse Bar and Grill	Brandon	FL	—	(1)	340	654	—	994	19	6/27/2013	1999
Ker's WingHouse Bar and Grill	Clearwater	FL	—	(1)	550	627	—	1,177	18	6/27/2013	1979
Key Bank	Spencerport	NY	—	(1)	59	1,112	—	1,171	35	6/5/2013	1960
Key Bank	Berea	OH	—		234	1,326	—	1,560	18	10/1/2013	1958
KFC	Deming	NM	—	(1)	220	691	—	911	19	6/27/2013	1992
KFC	Las Cruces	NM	—	(1)	270	498	—	768	14	6/27/2013	1990
KFC	Appleton	WI	—	(1)	350	874	—	1,224	24	6/27/2013	1988
Kohl's	Howell	MI	—		547	10,399	—	10,946	548	3/28/2013	2003
Koninklijke Ahold, N.V.	Levittown	PA	13,340		4,716	9,955	—	14,671	83	11/5/2013	2006
Krystal	Greenville	AL	—	(1)	195	1,147	—	1,367	32	6/27/2013	2000
Krystal	Montgomery	AL	—	(1)	259	1,036	—	1,295	91	9/21/2012	1964
Krystal	Montgomery	AL	—	(1)	560	829	—	1,389	23	6/27/2013	2000
Krystal	Phoenix City	AL	—	(1)	366	1,465	—	1,831	129	9/21/2012	1980
Krystal	Scottsboro	AL	—	(1)	20	1,157	—	1,177	32	6/27/2013	1999
Krystal	Tuscaloosa	AL	—	(1)	206	1,165	—	1,371	103	9/21/2012	1976
Krystal	Jacksonville	FL	—	(1)	574	574	—	1,148	51	9/21/2012	1990
Krystal	Orlando	FL	—	(1)	372	372	—	744	33	9/21/2012	1994

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Krystal	Orlando	FL	—	(1)	669	446	—	1,115	39	9/21/2012	1995
Krystal	Plant City	FL	—	(1)	355	533	—	888	47	9/21/2012	2012
Krystal	St. Augustine	FL	—	(1)	411	411	—	822	36	9/21/2012	2012
Krystal	Albany	GA	—	(1)	309	721	—	1,030	63	9/21/2012	1962
Krystal	Atlanta	GA	—	(1)	166	664	—	830	58	9/21/2012	1973
Krystal	Augusta	GA	—	(1)	365	851	—	1,216	75	9/21/2012	1979
Krystal	Columbus	GA	—	(1)	622	934	—	1,556	82	9/21/2012	1977
Krystal	Decatur	GA	—	(1)	94	533	—	627	47	9/21/2012	1965
Krystal	East Point	GA	—	(1)	221	664	—	885	55	10/26/2012	1984
Krystal	Macon	GA	—	(1)	325	759	—	1,084	67	9/21/2012	1962
Krystal	Milledgeville	GA	—	(1)	261	609	—	870	54	9/21/2012	2011
Krystal	Snellville	GA	—	(1)	466	466	—	932	41	9/21/2012	1981
Krystal	Gulfport	MS	—	(1)	215	861	—	1,076	76	9/21/2012	2011
Krystal	Jackson	MS	—	(1)	285	1,140	—	1,425	100	9/21/2012	1978
Krystal	Jackson	MS	—	(1)	198	1,120	—	1,318	99	9/21/2012	1983
Krystal	Pearl	MS	—	(1)	426	638	—	1,064	56	9/21/2012	1976
Krystal	Chattanooga	TN	—	(1)	336	784	—	1,120	69	9/21/2012	2010
Krystal	Chattanooga	TN	—	(1)	500	947	—	1,447	26	6/27/2013	1994
Krystal	Knoxville	TN	—	(1)	369	246	—	615	22	9/21/2012	1970
Kum & Go	Bentonville	AR	—	(1)	587	1,370	—	1,957	83	11/20/2012	2009
Kum & Go	Lowell	AR	—	(1)	774	1,437	—	2,211	87	11/20/2012	2009
Kum & Go	Paragould	AR	—	(1)	708	2,123	—	2,831	149	9/28/2012	2012
Kum & Go	Rogers	AR	—	(1)	668	1,559	—	2,227	95	11/20/2012	2008
Kum & Go	Sherwood	AR	—	(1)	866	1,609	—	2,475	113	9/28/2012	2012
Kum & Go	Fountain	CO	—	(1)	1,131	1,696	—	2,827	95	12/24/2012	2012
Kum & Go	Monument	CO	—	(1)	1,192	1,457	—	2,649	82	12/24/2012	2012
Kum & Go	Muscatine	IA	—	(1)	794	1,853	—	2,647	104	12/31/2012	2012
Kum & Go	Ottumwa	IA	—	(1)	586	1,368	—	1,954	83	11/20/2012	1998
Kum & Go	Waukee	IA	—	(1)	1,280	1,280	—	2,560	54	3/28/2013	2012
Kum & Go	Tioga	ND	—	(1)	318	2,863	—	3,181	188	11/8/2012	2012
Kum & Go	Muskogee	OK	—	(1)	423	1,691	—	2,114	40	7/22/2013	2013
Kum & Go	Cheyenne	WY	—	(1)	411	2,327	—	2,738	131	12/27/2012	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Leeann Chin	Blaine	MN	—	(1)	480	528	—	1,008	15	6/27/2013	1996
Leeann Chin	Chanhassen	MN	—	(1)	450	763	—	1,213	21	6/27/2013	1995
Leeann Chin	Golden Valley	MN	—	(1)	270	776	—	1,046	21	6/27/2013	1996
Logan's Roadhouse	Huntsville	AL	—	(1)	520	4,797	—	5,317	138	6/27/2013	2003
Logan's Roadhouse	Fayetteville	AR	—	(1)	1,570	2,182	—	3,752	63	6/27/2013	2004
Logan's Roadhouse	Hattiesburg	MS	—	(1)	890	4,012	—	4,902	115	6/27/2013	2006
Logan's Roadhouse	Clarksville	TN	—	(1)	1,010	4,424	—	5,434	127	6/27/2013	1994
Logan's Roadhouse	Cleveland	TN	—	(1)	890	3,902	—	4,792	112	6/27/2013	2003
Logan's Roadhouse	El Paso	TX	—	(1)	320	4,731	—	5,051	136	6/27/2013	1999
Long John Silver's	Alamogordo	NM	—	(1)	160	574	—	734	16	6/27/2013	1977
LongHorn Steakhouse	Tampa	FL	—	(1)	370	1,852	—	2,222	53	6/27/2013	1999
Lowe's	New Orleans	LA	15,643		10,317	20,728	—	31,045	172	11/5/2013	2005
Mattress Firm	Boise	ID	—	(1)	335	1,339	—	1,674	63	2/22/2013	2013
Mattress Firm	Columbus	IN	—	(1)	157	891	—	1,048	58	11/6/2012	2012
Mattress Firm	Raleigh	NC	—	(1)	1,091	1,091	—	2,182	77	9/28/2012	2012
Mattress Firm	Wilson	NC	—	(1)	373	692	—	1,065	49	9/28/2012	2012
Mattress Firm	Florence	SC	—	(1)	398	929	—	1,327	57	12/7/2012	2012
Mattress Firm	Rock Hill	SC	—	(1)	385	898	—	1,283	17	8/21/2013	2008
Mattress Firm	Nederland	TX	—	(1)	311	1,245	—	1,556	87	9/26/2012	2012
McAlister's	Murfreesboro	TN	—	(1)	310	720	—	1,030	21	6/27/2013	1985
MetroPCS Wireless	Richardson	TX	—		1,292	19,606	—	20,898	168	11/5/2013	1987
Michelin North America	Louisville	KY	—	(2)	1,120	7,763	—	8,883	79	11/5/2013	2011
Monro Muffler	Waukesha	WI	—	(1)	228	684	—	912	17	7/23/2013	2002
Morgan's Food's	Pittsburgh	PA	—		180	269	—	449	4	10/1/2013	1985
Morgan's Food's	Benwood	WV	—		123	287	—	410	4	10/1/2013	2006
Mo's Irish Pub Restaurant	Wauwatosa	WI	—	(1)	550	818	—	1,368	23	6/27/2013	1977
Mrs Baird's	Dallas	TX	—	(1)	453	4,077	—	4,530	373	7/11/2012	2002
Multi tenant (1000 Milwaukee Avenue)	Glenview	IL	55,523		14,016	73,313	—	87,329	665	11/5/2013	2001
Multi tenant (15721 Park Row Boulevard)	Houston	TX	19,525		2,356	36,347	—	38,703	295	11/5/2013	2009
Multi tenant (1585 Sawdust Road)	The Woodlands	TX	22,440		4,724	40,332	—	45,056	321	11/5/2013	2009

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Multi tenant (2211 Old Earhart Road)	AnnArbor	MI	29,356		3,520	39,594	—	43,114	314	11/5/2013	2013
Multi tenant (26501 Aliso Creek Road)	Aliso Viejo	CA	40,024		18,726	31,970	—	50,696	266	11/5/2013	2005
Multi tenant (5859 Farinon Drive)	San Antonio	TX	10,000		1,666	19,092	—	20,758	155	11/5/2013	2008
Multi tenant (Columbia Pike)	Silver Spring	MD	—		2,190	26,635	766	29,591	203	11/5/2013	1986
Multi tenant (Dodge Building)	Omaha	NE	—	(2)	—	7,358	—	7,358	112	11/5/2013	2011
Multi tenant (Landmark Building)	Omaha	NE	—	(2)	—	10,156	4	10,160	253	11/5/2013	1991
My Dentist	Chickasha	OK	—	(1)	100	186	—	286	6	6/27/2013	2001
National Tire & Battery	Morrow	GA	—	(1)	397	1,586	—	1,983	146	6/5/2012	1992
National Tire & Battery	St. Louis	MO	—	(1)	756	924	—	1,680	63	10/31/2012	1998
Nestle Holdings	Breinigsville	PA	46,494		—	66,948	—	66,948	681	11/5/2013	1994
O'Reilly Auto Parts	Oneonta	AL	—	(1)	81	460	—	541	37	8/2/2012	2000
O'Reilly Auto Parts	Laramie	WY	—	(1)	144	1,297	—	1,441	91	10/12/2012	1999
Pearson	Lawrence	KS	15,177		2,548	18,057	—	20,605	156	11/5/2013	1997
Pilot Flying J	Carnesville	GA	—	(1)	1,867	7,466	—	9,333	494	1/31/2013	2000
Pizza Hut	Cooper City	FL	—	(1)	320	466	—	786	13	6/27/2013	1998
Pizza Hut	Marathon	FL	—	(1)	530	187	—	717	5	6/27/2013	1980
Pizza Hut	Bozeman	MT	—	(1)	150	343	—	493	10	6/27/2013	1976
Pizza Hut	Glasgow	MT	—	(1)	120	217	—	337	6	6/27/2013	1985
Pizza Hut	Laurel	MT	—	(1)	170	621	—	791	18	6/27/2013	1985
Pizza Hut	Livingston	MT	—	(1)	130	245	—	375	7	6/27/2013	1979
Pizza Hut	Knoxville	TN	—	(1)	300	546	—	846	16	6/27/2013	1992
Pollo Tropical	Davie	FL	—	(1)	280	1,490	—	1,770	41	6/27/2013	1993
Pollo Tropical	Fort Lauderdale	FL	—	(1)	190	1,242	—	1,432	34	6/27/2013	1996
Pollo Tropical	Lake Worth	FL	—	(1)	280	1,182	—	1,462	33	6/27/2013	1994
Popeyes	Starke	FL	—	(1)	380	—	—	380	—	6/27/2013	1997
Popeyes	Thomasville	GA	—	(1)	110	705	—	815	20	6/27/2013	1998
Popeyes	Valdosta	GA	—	(1)	240	599	—	839	17	6/27/2013	1998
Popeyes	New Orleans	LA	—	(1)	60	390	—	450	11	6/27/2013	1975

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Popeyes	Channelview	TX	—	(1)	220	401	—	621	11	6/27/2013	1980
Popeyes	Houston	TX	—	(1)	300	244	—	544	7	6/27/2013	1978
Popeyes	Houston	TX	—	(1)	190	452	—	642	13	6/27/2013	1978
PriceRite	Rochester	NY	—		569	3,222	—	3,791	285	9/27/2012	2007
Pulte Mortgage LLC	Englewood	CO	—		2,563	22,026	—	24,589	185	11/5/2013	2009
Qdoba	Flint	MI	—	(1)	110	990	—	1,100	52	3/29/2013	2006
Qdoba	Grand Blanc	MI	—	(1)	165	935	—	1,100	49	3/29/2013	2006
Rally's	Indianapolis	IN	—	(1)	210	1,514	—	1,724	42	6/27/2013	1990
Rally's	Kokomo	IN	—	(1)	290	548	—	838	15	6/27/2013	1989
Rally's	Muncie	IN	—	(1)	310	1,196	—	1,506	33	6/27/2013	1989
Rally's	Harvey	LA	—	(1)	420	870	—	1,290	24	6/27/2013	2004
Rally's	New Orleans	LA	—	(1)	450	1,691	—	2,141	47	6/27/2013	1990
Rally's	New Orleans	LA	—	(1)	220	1,018	—	1,238	28	6/27/2013	2004
Rally's	Hamtramck	MI	—	(1)	230	1,020	—	1,250	28	6/27/2013	1993
Razzoos	Lewisville	TX	—	(1)	780	1,503	—	2,283	43	6/27/2013	1997
Reckitt Benckiser	Chester	NJ	5,500		886	7,972	—	8,858	513	8/16/2012	2006
Rite Aid	Jeffersonville	IN	—	(1)	824	2,472	—	3,296	161	11/30/2012	2008
Rite Aid	Lawrenceburg	KY	—	(1)	567	2,267	—	2,834	147	11/30/2012	2008
Rite Aid	Lexington	KY	—	(1)	—	1,943	—	1,943	126	11/30/2012	2007
Rite Aid	Paris	KY	—	(1)	743	2,228	—	2,971	145	11/30/2012	2008
Rite Aid	Scottsville	KY	—	(1)	153	2,904	—	3,057	189	11/30/2012	2007
Rite Aid	Stanford	KY	—	(1)	152	2,886	—	3,038	188	11/30/2012	2009
Rite Aid	Lima	OH	—	(1)	576	2,304	—	2,880	161	11/13/2012	2006
Rite Aid	Louisville	OH	—	(1)	576	3,266	—	3,842	229	10/31/2012	2008
Rite Aid	Marion	OH	—	(1)	508	2,877	—	3,385	201	11/13/2012	2006
Rite Aid	Huntington	WV	—	(1)	964	2,250	—	3,214	146	11/30/2012	2008
Rubbermaid	Winfield	KS	12,725		1,056	20,060	—	21,116	2,039	4/25/2012	2008
Rubbermaid	Winfield	KS	—	(1)	819	15,555	—	16,374	1,028	11/28/2012	2012
Ruby Tuesday	Colorado Springs	CO	—	(1)	480	809	—	1,289	23	6/27/2013	1999
Ruby Tuesday	Dillon	CO	—	(1)	400	1,628	—	2,028	47	6/27/2013	1999
Ruby Tuesday	Bartow	FL	—	(1)	270	1,916	—	2,186	55	6/27/2013	1999
Ruby Tuesday	London	KY	—	(1)	370	1,493	—	1,863	43	6/27/2013	1997

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Ruby Tuesday	Somerset	KY	—	(1)	480	1,120	—	1,600	32	6/27/2013	1998
Sakura Tepanyaki Steakhouse	Orem	UT	—	(1)	340	658	—	998	19	6/27/2013	1999
Sam's Southern Eatery	Kennesaw	GA	—	(1)	210	46	—	256	1	6/27/2013	1976
Scotts Company	Orrville	OH	—	(1)	611	1,134	—	1,745	98	7/30/2012	2008
Scotts Company	Orrville	OH	—	(1)	609	11,576	—	12,185	1,000	7/30/2012	2008
Scotts Company	Orrville	OH	—	(1)	278	2,502	—	2,780	191	9/28/2012	2008
Shaw's Supermarkets	Plymouth	MA	—	(1)	1,440	3,361	—	4,801	394	4/18/2012	2000
Shoney's	Athens	AL	—		560	110	—	670	3	6/27/2013	1982
Shoney's	Florence	AL	—		100	484	—	584	14	6/27/2013	1966
Shoney's	Gadsden	AL	—	(1)	220	707	—	927	20	6/27/2013	1982
Shoney's	Oxford	AL	—	(1)	670	25	—	695	1	6/27/2013	1977
Shoney's	Valdosta	GA	—		420	440	—	860	13	6/27/2013	2000
Shoney's	Elizabethtown	KY	—	(1)	450	465	—	915	13	6/27/2013	1986
Shoney's	Grayson	KY	—	(1)	420	406	—	826	12	6/27/2013	1994
Shoney's	Owensboro	KY	—		390	129	—	519	4	6/27/2013	1988
Shoney's	Lafayette	LA	—		530	138	—	668	4	6/27/2013	1989
Shoney's	Osage Beach	MO	—		453	113	—	566	3	6/27/2013	1992
Shoney's	Hattiesburg	MS	—	(1)	730	618	—	1,348	18	6/27/2013	1989
Shoney's	Jackson	MS	—	(1)	360	572	—	932	16	6/27/2013	1989
Shoney's	Summerville	SC	—	(1)	350	800	—	1,150	23	6/27/2013	1995
Shoney's	Cookeville	TN	—	(1)	510	760	—	1,270	22	6/27/2013	1995
Shoney's	Lawrenceburg	TN	—	(1)	330	873	—	1,203	25	6/27/2013	1983
Shoney's	Charleston	WV	—	(1)	190	543	—	733	16	6/27/2013	1981
Shoney's	Lewisburg	WV	—	(1)	110	642	—	752	18	6/27/2013	1981
Shoney's	Princeton	WV	—	(1)	90	593	—	683	17	6/27/2013	1975
Shoney's	Ripley	WV	—	(1)	200	599	—	799	17	6/27/2013	1981
Smokey Bones BBQ	Morrow	GA	—		390	2,184	—	2,574	63	6/27/2013	1999
Sonny's Real Pit Bar-B-Q	Athens	GA	—	(1)	460	1,280	—	1,740	37	6/27/2013	1981
Sonny's Real Pit Bar-B-Q	Conyers	GA	—	(1)	450	663	—	1,113	19	6/27/2013	1994
Sonny's Real Pit Bar-B-Q	Marietta	GA	—	(1)	290	1,772	—	2,062	51	6/27/2013	1988
Spaghetti Warehouse	Marietta	GA	—	(1)	800	276	—	1,076	8	6/27/2013	1986

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Spaghetti Warehouse	Aurora	IL	—	(1)	480	805	—	1,285	23	6/27/2013	1993
Spaghetti Warehouse	Elk Grove Village	IL	—	(1)	550	299	—	849	9	6/27/2013	1995
Spaghetti Warehouse	Oklahoma City	OK	—	(1)	570	1,193	—	1,763	34	6/27/2013	1905
Spaghetti Warehouse	Tulsa	OK	—	(1)	530	1,174	—	1,704	34	6/27/2013	1917
Spaghetti Warehouse	Memphis	TN	—	(1)	100	283	—	383	8	6/27/2013	1905
Spaghetti Warehouse	Arlington	TX	—	(1)	630	1,400	—	2,030	40	6/27/2013	1994
Spaghetti Warehouse	Dallas	TX	—	(1)	810	1,656	—	2,466	47	6/27/2013	1990
Spaghetti Warehouse	Houston	TX	—	(1)	980	2,284	—	3,264	65	6/27/2013	1906
Spaghetti Warehouse	Plano	TX	—	(1)	540	1,060	—	1,600	30	6/27/2013	1993
Spaghetti Warehouse	San Antonio	TX	—	(1)	1,140	1,434	—	2,574	41	6/27/2013	1907
Subway	Knoxville	TN	—	(1)	160	349	—	509	10	6/27/2013	1990
Sweet Tomatoes	Coral Springs	FL	—	(1)	790	1,625	—	2,415	47	6/27/2013	1997
Synovus Bank	Tampa	FL	—	(1)	985	2,298	—	3,283	123	12/31/2012	1959
T.G.I. Friday's	Homestead	PA	—	(1)	970	3,455	—	4,425	99	6/27/2013	2000
Taco Bell	Daphne	AL	—	(1)	180	1,278	—	1,458	35	6/27/2013	1984
Taco Bell	Foley	AL	—	(1)	360	1,460	—	1,820	40	6/27/2013	1992
Taco Bell	Mobile	AL	—	(1)	160	1,973	—	2,133	55	6/27/2013	1994
Taco Bell	SaraLand	AL	—	(1)	150	1,063	—	1,213	29	6/27/2013	1991
Taco Bell	Jacksonville	FL	—	(1)	440	1,167	—	1,607	32	6/27/2013	1985
Taco Bell	Jacksonville	FL	—	(1)	340	1,383	—	1,723	38	6/27/2013	1991
Taco Bell	Pensacola	FL	—	(1)	140	1,897	—	2,037	53	6/27/2013	1986
Taco Bell	Augusta	GA	—	(1)	220	1,292	—	1,512	36	6/27/2013	1979
Taco Bell	Hephzibah	GA	—	(1)	330	930	—	1,260	26	6/27/2013	1998
Taco Bell	Jesup	GA	—	(1)	230	715	—	945	20	6/27/2013	1998
Taco Bell	Waycross	GA	—	(1)	170	1,115	—	1,285	31	6/27/2013	1994
Taco Bell	St. Louis	MO	—	(1)	190	1,951	—	1,541	44	6/27/2013	1991
Taco Bell	Wentzville	MO	—	(1)	410	1,168	—	1,578	32	6/27/2013	2000

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Taco Bell	Brunswick	OH	—	(1)	400	1,267	—	1,667	35	6/27/2013	1992
Taco Bell	North Olmstead	OH	—	(1)	390	904	—	1,294	25	6/27/2013	1979
Taco Bell	Kingston	TN	—	(1)	280	714	—	994	20	6/27/2013	1997
Taco Bell	Dallas	TX	—	(1)	400	1,225	—	1,625	34	6/27/2013	1997
Taco Bell	Colonial Heights	VA	—	(1)	450	1,144	—	1,594	32	6/27/2013	1994
Taco Bell	Hayes	VA	—	(1)	350	—	—	350	—	6/27/2013	1994
Taco Bell	Portsmouth	VA	—		350	—	—	350	—	6/27/2013	1997
Taco Bell	Richmond	VA	—	(1)	500	1,061	—	1,561	29	6/27/2013	1994
Taco Bell	Richmond	VA	—	(1)	510	1,321	—	1,831	37	6/27/2013	1994
Taco Bell/Long John Silvers	Ashtabula	OH	—	(1)	440	1,640	—	2,080	45	6/27/2013	2004
Taco Bell/Pizza Hut	Dallas	TX	—	(1)	420	1,582	—	2,002	44	6/27/2013	2000
Taco Cabana	Austin	TX	—	(1)	700	2,105	—	2,805	58	6/27/2013	1980
Taco Cabana	Pasadena	TX	—	(1)	420	1,420	—	1,840	39	6/27/2013	1994
Taco Cabana	San Antonio	TX	—	(1)	600	1,955	—	2,555	54	6/27/2013	1994
Taco Cabana	San Antonio	TX	—	(1)	500	1,740	—	2,240	48	6/27/2013	1985
Taco Cabana	San Antonio	TX	—	(1)	280	1,695	—	1,975	47	6/27/2013	1986
Taco Cabana	San Antonio	TX	—	(1)	500	1,766	—	2,266	49	6/27/2013	1984
Taco Cabana	Schertz	TX	—	(1)	520	1,408	—	1,928	39	6/27/2013	1998
Talbots HQ	Hingham	MA	—		3,009	27,080	—	30,089	762	5/24/2013	1980
TCF National Bank	Crystal	MN	—	(1)	640	642	—	1,282	17	6/27/2013	1981
TD Bank	Falmouth	ME	—		4,057	23,489	—	27,046	864	3/18/2013	2002
Teva Pharmaceuticals Industries Limited	Malvern	PA	—	(2)	2,666	40,981	—	43,647	326	11/5/2013	2013
Texas Roadhouse	Cedar Rapids	IA	—	(1)	430	2,194	—	2,624	63	6/27/2013	2000
Texas Roadhouse	Ammon	ID	—	(1)	490	1,206	—	1,696	35	6/27/2013	1999
Texas Roadhouse	Shively	KY	—	(1)	540	2,055	—	2,595	59	6/27/2013	1998
Texas Roadhouse	Concord	NC	—	(1)	650	2,130	—	2,780	61	6/27/2013	2000
Texas Roadhouse	Gastonia	NC	—	(1)	570	1,544	—	2,114	44	6/27/2013	1999
Texas Roadhouse	Hickory	NC	—	(1)	580	1,831	—	2,411	53	6/27/2013	1999
Texas Roadhouse	Dickson City	PA	—	(1)	640	1,897	—	2,537	54	6/27/2013	2000
Texas Roadhouse	College Station	TX	—	(1)	670	2,299	—	2,969	66	6/27/2013	2000
Texas Roadhouse	Grand Prairie	TX	—	(1)	780	1,867	—	2,647	54	6/27/2013	1997

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
The Kroger Co.	Calhoun	GA	—	(2)	—	6,279	—	6,279	52	11/5/2013	1996
The Kroger Co.	Lithonia	GA	—	(2)	—	6,250	—	6,250	52	11/5/2013	1996
The Kroger Co.	Suwanee	GA	—	(2)	—	7,574	—	7,574	63	11/5/2013	1996
The Kroger Co.	Suwanee	GA	—	(2)	—	7,691	—	7,691	64	11/5/2013	1996
The Kroger Co.	Frankfort	KY	—	(2)	—	5,794	—	5,794	48	11/5/2013	1996
The Kroger Co.	Georgetown	KY	—	(2)	—	6,742	—	6,742	56	11/5/2013	1996
The Kroger Co.	Madisonville	KY	—	(2)	—	5,715	—	5,715	48	11/5/2013	1996
The Kroger Co.	Murray	KY	—	(2)	—	6,165	—	6,165	51	11/5/2013	1996
The Kroger Co.	Owensboro	KY	—	(2)	—	6,073	—	6,073	51	11/5/2013	1996
The Kroger Co.	Franklin	TN	—	(2)	—	7,782	—	7,782	65	11/5/2013	1996
The Kroger Co.	Knoxville	TN	—	(2)	—	7,642	—	7,642	64	11/5/2013	1996
The Pantry, Inc.	Montgomery	AL	—	(1)	526	1,228	—	1,754	69	12/31/2012	1998
The Pantry, Inc.	Charlotte	NC	—	(1)	1,332	1,332	—	2,664	75	12/31/2012	2004
The Pantry, Inc.	Charlotte	NC	—	(1)	1,667	417	—	2,084	23	12/31/2012	1982
The Pantry, Inc.	Charlotte	NC	—	(1)	1,191	1,787	—	2,978	100	12/31/2012	1987
The Pantry, Inc.	Charlotte	NC	—	(1)	1,070	1,308	—	2,378	73	12/31/2012	1997
The Pantry, Inc.	Conover	NC	—	(1)	1,144	936	—	2,080	53	12/31/2012	1998
The Pantry, Inc.	Cornelius	NC	—	(1)	1,847	2,258	—	4,105	127	12/31/2012	1999
The Pantry, Inc.	Lincolnton	NC	—	(1)	1,766	2,159	—	3,925	121	12/31/2012	2000
The Pantry, Inc.	Matthews	NC	—	(1)	980	1,819	—	2,799	102	12/31/2012	1987
The Pantry, Inc.	Thomasville	NC	—	(1)	1,175	1,436	—	2,611	81	12/31/2012	2000
The Pantry, Inc.	Fort Mill	SC	—	(1)	1,311	1,967	—	3,278	110	12/31/2012	1988
The Procter & Gamble Co.	FortWayne	IN	25,904		—	26,400	—	26,400	268	11/5/2013	1994
Thermo Process Systems	Sugarland	TX	—	(1)	1,680	7,778	—	9,458	94	9/24/2013	2005
Tiffany & Co.	Parsippany	NJ	55,773		2,248	81,083	—	83,331	824	11/5/2013	2002
Tilted Kilt	Hendersonville	TN	—	(1)	310	763	—	1,073	22	6/27/2013	1994
Time Warner Cable	Milwaukee	WI	20,570		3,081	22,512	—	25,593	217	11/5/2013	2001
Tire Kingdom	Dublin	OH	—	(6)	373	1,119	—	1,492	108	4/27/2012	2003
TJX Companies, Inc.	Philadelphia	PA	67,335		9,890	84,955	—	94,845	864	11/5/2013	2001
T-Mobile USA, Inc.	Nashville	TN	10,295		1,190	15,847	—	17,037	140	11/5/2013	2002
Tractor Supply	Oneonta	AL	—	(1)	359	1,438	—	1,797	46	4/18/2013	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Tractor Supply	Gray	LA	—		550	2,202	—	2,752	149	8/7/2012	2011
Tractor Supply	Negaunee	MI	—	(1)	488	1,953	—	2,441	147	6/12/2012	2010
Tractor Supply	Plymouth	NH	—		424	2,402	—	2,826	124	11/29/2012	2011
Tractor Supply	Allentown	NJ	—	(5)	697	3,949	—	4,646	361	1/27/2012	2011
Tractor Supply	Rio Grande City	TX	—	(1)	469	1,095	—	1,564	78	6/19/2012	2008
UPS e-Logistics	Elizabethtown	KY	—	(1)	1,460	10,923	—	12,383	167	9/24/2013	2001
Bob's Stores	Randolph	MA	6,929		2,840	6,826	—	9,666	68	11/5/2013	1993
Vacant	Bethesda	MD	54,554		8,538	31,879	—	40,417	292	11/5/2013	2012
Vacant	Irving	TX	—		3,096	5,302	—	8,398	34	11/5/2013	1997
Vacant (Development property)	Columbia	SC	—		—	6,941	7,006	13,947	—	11/5/2013	in progress
Vacant (Development property)	The Woodlands	TX	—		—	5,411	1,521	6,932	—	11/5/2013	in progress
Vitamin Shoppe	Evergreen Park	IL	—	(1)	476	1,427	—	1,903	53	4/19/2013	2012
Vitamin Shoppe	Ashland	VA	—		2,400	19,663	—	22,063	200	11/5/2013	2013
Walgreens	Wetumpka	AL	—	(5)	547	3,102	—	3,649	341	2/22/2012	2007
Walgreens	Peoria	AZ	—	(1)	837	1,953	—	2,790	98	2/28/2013	1996
Walgreens	Phoenix	AZ	—	(1)	1,037	1,927	—	2,964	87	3/26/2013	1999
Walgreens	Coalings	CA	—	(3)	396	3,568	—	3,964	482	10/11/2011	2008
Walgreens	Acworth	GA	—	(1)	1,583	2,940	—	4,523	162	1/25/2013	2012
Walgreens	Chicago	IL	—	(1)	1,212	2,829	—	4,041	156	1/30/2013	1999
Walgreens	Chicago	IL	—	(1)	1,617	3,003	—	4,620	165	1/30/2013	2007
Walgreens	Anderson	IN	—		807	3,227	—	4,034	274	7/31/2012	2001
Walgreens	Orlando	FL	—	(1)	1,007	1,869	—	2,876	28	9/30/2013	1996
Walgreens	Olathe	KS	—	(1)	1,258	3,774	—	5,032	94	7/25/2013	2002
Walgreens	Frankfort	KY	—	(5)	911	3,643	—	4,554	419	2/8/2012	2006
Walgreens	Shreveport	LA	—	(5)	619	3,509	—	4,128	386	2/22/2012	2003
Walgreens	Baltimore	MD	—	(1)	1,185	2,764	—	3,949	69	8/6/2013	2000
Walgreens	Clinton	MI	—	(1)	1,463	3,413	—	4,876	239	11/13/2012	2002
Walgreens	Dearborn	MI	—	(1)	190	3,605	—	3,795	162	4/1/2013	1998

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Walgreens	Eastpointe	MI	—	(1)	668	2,672	—	3,340	307	1/19/2012	1998
Walgreens	Lincoln Park	MI	—		1,041	5,896	—	6,937	501	7/31/2012	2007
Walgreens	Livonia	MI	—	(1)	261	2,350	—	2,611	106	4/1/2013	1998
Walgreens	Stevensville	MI	—	(3)	855	3,420	—	4,275	428	11/28/2011	2007
Walgreens	Troy	MI	—	(1)	—	1,896	—	1,896	123	12/12/2012	2000
Walgreens	Warren	MI	—	(1)	748	2,991	—	3,739	194	11/21/2012	1999
Walgreens	Columbia	MS	—		452	4,072	—	4,524	244	12/21/2012	2011
Walgreens	Greenwood	MS	—	(5)	561	3,181	—	3,742	350	2/22/2012	2007
Walgreens	Maplewood	NJ	—	(3)	1,071	6,071	—	7,142	759	11/18/2011	2011
Walgreens	Las Vegas	NV	—		1,528	6,114	—	7,642	581	5/30/2012	2009
Walgreens	Las Vegas	NV	—	(1)	700	2,801	—	3,501	112	4/30/2013	2001
Walgreens	Staten Island	NY	—		—	3,984	—	3,984	538	10/5/2011	2007
Walgreens	Akron	OH	—		664	1,548	—	2,212	54	5/31/2013	1994
Walgreens	Bryan	OH	—	(5)	219	4,154	—	4,373	457	2/22/2012	2007
Walgreens	Eaton	OH	—		398	3,586	—	3,984	323	6/27/2012	2008
Walgreens	Tahlequah	OK	—		647	3,664	—	4,311	220	1/2/2013	2008
Walgreens	Aibonito Pueblo	PR	—		1,855	5,566	—	7,421	278	3/5/2013	2012
Walgreens	Las Piedras	PR	—		1,726	5,179	—	6,905	233	4/3/2013	2012
Walgreens	Anderson	SC	—	(5)	835	3,342	—	4,177	384	2/8/2012	2006
Walgreens	Easley	SC	—		1,206	3,617	—	4,823	326	6/27/2012	2007
Walgreens	Greenville	SC	—		1,313	3,940	—	5,253	355	6/27/2012	2006
Walgreens	Myrtle Beach	SC	—	(1)	—	2,077	—	2,077	249	12/29/2011	2001
Walgreens	North Charleston	SC	—		1,320	3,081	—	4,401	277	6/27/2012	2008
Walgreens	Cordova	TN	—		1,005	2,345	—	3,350	164	11/9/2012	2002
Walgreens	Memphis	TN	—		896	2,687	—	3,583	201	10/2/2012	2003
Walgreens	Portsmouth	VA	2,118		730	3,311	—	4,041	33	11/5/2013	1998
Wendy's	Atascadero	CA	—	(1)	230	1,009	—	1,239	28	6/27/2013	2000
Wendy's	Camarillo	CA	—	(1)	320	2,253	—	2,573	62	6/27/2013	1996
Wendy's	Paso Robles	CA	—	(1)	150	1,603	—	1,753	44	6/27/2013	1999
Wendy's	Worcester	MA	—	(1)	370	1,288	—	1,658	36	6/27/2013	1996
Wendy's	Salisbury	MD	—	(1)	370	1,299	—	1,669	36	6/27/2013	1993
Wendy's	Swanton	OH	—	(1)	430	1,233	—	1,663	34	6/27/2013	1999
Wendy's	Sylvania	OH	—	(1)	300	799	—	1,099	22	6/27/2013	1999
Wendy's	Knoxville	TN	—	(1)	330	1,161	—	1,491	32	6/27/2013	1998
Wendy's	Knoxville	TN	—	(1)	330	1,132	—	1,462	31	6/27/2013	1996
Wendy's	Millington	TN	—	(1)	380	1,208	—	1,588	33	6/27/2013	1976
Wendy's	Bluefield	VA	—	(1)	450	1,927	—	2,377	53	6/27/2013	1992
Wendy's	Midlothian	VA	—	(1)	230	1,300	—	1,530	36	6/27/2013	1991
Wendy's	Beaver	WV	—	(1)	290	1,156	—	1,446	32	6/27/2013	1982
West Marine	Deltaville	VA	—	(1)	425	2,409	—	2,834	192	7/31/2012	2012
Williams Sonoma	Olive Branch	MS	28,350		2,330	44,266	—	46,596	3,825	8/10/2012	2001
Abuelo's	Rogers	AR	—	(14)	825	2,296	—	3,121	66	6/27/2013	2003
Academy Sports	Smyrna	TN	—		2,109	8,434	—	10,543	68	11/1/2013	2012

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Academy Sports	Mobile	AL	—		1,311	7,431	—	8,742	60	11/1/2013	2012
Advance Auto	Opelika	AL	—	(14)	289	1,156	—	1,445	43	4/24/2013	2013
Aliberto's Mexican Food	Holbrook	AZ	—	(14)	32	96	—	128	3	6/27/2013	1981
Applebee's	Davenport	FL	—	(14)	1,506	4,517	—	6,023	112	7/31/2013	2007
Applebee's	Bradenton	FL	—	(14)	2,475	3,713	—	6,188	92	7/31/2013	1994
Applebee's	Rio Rancho	NM	—	(14)	645	3,654	—	4,299	91	7/31/2013	1995
Applebee's	Brandon	FL	—	(14)	2,453	3,647	—	6,100	105	6/27/2013	1997
Applebee's	Lakeland	FL	—	(14)	1,959	3,638	—	5,597	90	7/31/2013	2000
Applebee's	Temple Terrace	FL	—	(14)	2,396	3,594	—	5,990	89	7/31/2013	1993
Applebee's	Largo	FL	—	(14)	2,334	3,501	—	5,835	87	7/31/2013	1995
Applebee's	St. Petersburg	FL	—	(14)	2,329	3,493	—	5,822	87	7/31/2013	1994
Applebee's	Riverview	FL	—	(14)	1,849	3,434	—	5,283	85	7/31/2013	2006
Applebee's	Hobbs	NM	—	(14)	600	3,401	—	4,001	84	7/31/2013	2002
Applebee's	Valrico	FL	—	(14)	1,202	3,274	—	4,476	94	6/27/2013	1998
Applebee's	Wesley Chapel	FL	—	(14)	3,272	3,272	—	6,544	81	7/31/2013	2000
Applebee's	New Port Richey	FL	—	(14)	1,695	3,147	—	4,842	78	7/31/2013	1998
Applebee's	Inverness	FL	—	(14)	1,977	2,965	—	4,942	74	7/31/2013	2000
Applebee's	Corpus Christi	TX	—	(14)	563	2,926	—	3,489	84	6/27/2013	2000
Applebee's	Nampa	ID	—	(14)	729	2,915	—	3,644	72	7/31/2013	2000
Applebee's	Pueblo	CO	—	(14)	960	2,879	—	3,839	71	7/31/2013	1998
Applebee's	Plant City	FL	—	(14)	2,079	2,869	—	4,948	82	6/27/2013	2001
Applebee's	Evans	GA	—	(14)	1,426	2,649	—	4,075	66	7/31/2013	2004
Applebee's	Winter Haven	FL	—	(14)	2,130	2,603	—	4,733	65	7/31/2013	1999
Applebee's	Gresham	OR	—		853	2,560	—	3,413	49	8/30/2013	2004
Applebee's	Garden City	ID	—		628	2,512	—	3,140	48	8/30/2013	2003
Applebee's	Savannah	GA	—	(14)	1,329	2,468	—	3,797	61	7/31/2013	1994
Applebee's	Crystal River	FL	—	(14)	1,328	2,467	—	3,795	61	7/31/2013	2001
Applebee's	Alamogordo	NM	—		271	2,438	—	2,709	47	8/30/2013	2000
Applebee's	Lakeland	FL	—	(14)	1,283	2,383	—	3,666	59	7/31/2013	1997
Applebee's	Augusta	GA	—	(14)	1,254	2,329	—	3,583	58	7/31/2013	1987
Applebee's	Roswell	NM	—	(14)	405	2,295	—	2,700	57	7/31/2013	1998
Applebee's	Pueblo	CO	—		752	2,257	—	3,009	43	8/30/2013	1998
Applebee's	Greeley	CO	—	(14)	559	2,235	—	2,794	55	7/31/2013	1995
Applebee's	Phenix City	AL	—	(14)	1,488	2,232	—	3,720	55	7/31/2013	1999
Applebee's	Oxford	AL	—		1,162	2,157	—	3,319	41	8/30/2013	1995
Applebee's	Clackamas	OR	—	(14)	901	2,103	—	3,004	52	7/31/2013	1997
Applebee's	Tualatin	OR	—	(14)	1,116	2,072	—	3,188	51	7/31/2013	2002
Applebee's	Richland	WA	—	(14)	1,112	2,064	—	3,176	51	7/31/2013	2003
Applebee's	Edinburg	TX	—	(14)	898	2,058	—	2,956	59	6/27/2013	2006
Applebee's	Thornton	CO	—		681	2,043	—	2,724	39	8/30/2013	1994
Applebee's	Colorado Springs	CO	—	(14)	499	1,996	—	2,495	49	7/31/2013	1995
Applebee's	McAllen	TX	—	(14)	1,114	1,988	—	3,102	57	6/27/2013	1993
Applebee's	Brighton	CO	—	(14)	657	1,972	—	2,629	49	7/31/2013	1998

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Applebee's	Colorado Springs	CO	—	(14)	629	1,888	—	2,517	47	7/31/2013	1994
Applebee's	Vancouver	WA	—		791	1,846	—	2,637	35	8/30/2013	2001
Applebee's	Pocatello	ID	—	(14)	612	1,837	—	2,449	46	7/31/2013	1998
Applebee's	San Antonio	TX	—	(14)	732	1,796	—	2,528	51	6/27/2013	2003
Applebee's	Milledgeville	GA	—	(14)	1,174	1,761	—	2,935	44	7/31/2013	1999
Applebee's	Boise	ID	—	(14)	948	1,761	—	2,709	44	7/31/2013	1998
Applebee's	Arvada	CO	—	(14)	754	1,760	—	2,514	44	7/31/2013	1996
Applebee's	Crestview	FL	—	(14)	943	1,752	—	2,695	43	7/31/2013	2000
Applebee's	Northglenn	CO	—	(14)	578	1,734	—	2,312	43	7/31/2013	1993
Applebee's	Auburn	AL	—	(14)	1,155	1,732	—	2,887	43	7/31/2013	1993
Applebee's	Ocean Springs	MS	—	(14)	673	1,708	—	2,381	49	6/27/2013	2000
Applebee's	Vancouver	WA	—	(14)	718	1,675	—	2,393	42	7/31/2013	2001
Applebee's	Roseburg	OR	—		717	1,673	—	2,390	32	8/30/2013	2000
Applebee's	Lake Oswego	OR	—	(14)	1,352	1,652	—	3,004	41	7/31/2013	1993
Applebee's	Newton	KS	—	(14)	504	1,569	—	2,073	45	6/27/2013	1998
Applebee's	Fall River	MA	—		275	1,558	—	1,833	39	7/31/2013	1994
Applebee's	New Braunfels	TX	—	(14)	566	1,486	—	2,052	43	6/27/2013	1995
Applebee's	Dublin	GA	—	(14)	1,171	1,431	—	2,602	35	7/31/2013	1998
Applebee's	North Canton	OH	—		152	838	—	990	24	6/27/2013	1992
Arby's	Atlanta	GA	—	(14)	1,207	987	—	2,194	22	7/31/2013	1984
Arby's	Kennesaw	GA	—	(14)	583	840	—	1,423	23	6/27/2013	1984
Arby's	Memphis	TN	—	(14)	449	835	—	1,284	18	7/31/2013	1998
Arby's	Mount Vernon	IL	—	(14)	911	764	—	1,675	21	6/27/2013	1999
Arby's	Richmond Hill	GA	—	(14)	430	755	—	1,185	21	6/27/2013	1984
Arby's	Grandville	MI	—	(14)	1,133	755	—	1,888	17	7/31/2013	1982
Arby's	Prescott	AZ	—		404	750	—	1,154	16	7/31/2013	1986
Arby's	Schertz	TX	—		499	748	—	1,247	16	7/31/2013	1996
Arby's	Apopka	FL	—	(14)	464	697	—	1,161	15	7/31/2013	1985
Arby's	Mobile	AL	—		460	685	—	1,145	19	6/27/2013	1986
Arby's	Wyoming	MI	—	(14)	1,513	648	—	2,161	14	7/31/2013	1970
Arby's	Fort Wayne	IN	—		529	647	—	1,176	14	7/31/2013	1987
Arby's	Louisville	KY	—		336	625	—	961	26	5/30/2013	1979
Arby's	Phoenix	AZ	—		559	618	—	1,177	17	6/27/2013	1995
Arby's	Fountain Hills	AZ	—		241	597	—	838	17	6/27/2013	1994
Arby's	Orlando	FL	—		251	585	—	836	13	7/31/2013	1985
Arby's	Rockledge	FL	—		381	571	—	952	13	7/31/2013	1984
Arby's	Erie	PA	—		188	552	—	740	15	6/27/2013	1966
Arby's	Merritt Island	FL	—		297	552	—	849	12	7/31/2013	1984
Arby's	Hopkinsville	KY	—	(14)	432	528	—	960	12	7/31/2013	1994
Arby's	Clovis	NM	—		91	518	—	609	14	6/27/2013	1982
Arby's	Winchester	IN	—		341	511	—	852	11	7/31/2013	1988
Arby's	Lexington	NC	—		484	504	—	988	14	6/27/2013	1987
Arby's	Guntersville	AL	—		142	503	—	645	14	6/27/2013	1986

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Arby's	New Albany	IN	—	(14)	456	470	—	926	13	6/27/2013	2005
Arby's	Chattanooga	TN	—	(14)	201	469	—	670	10	7/31/2013	1998
Arby's	New Albany	IN	—	(14)	325	465	—	790	13	6/27/2013	1995
Arby's	Scottsburg	IN	—	(14)	526	445	—	971	12	6/27/2013	1989
Arby's	Corinth	MS	—	(14)	753	429	—	1,182	12	6/27/2013	1984
Arby's	Alexander City	AL	—	(14)	527	401	—	928	11	6/27/2013	1999
Arby's	Middlefield	OH	—		379	388	—	767	11	6/27/2013	1988
Arby's	Rochester	NY	—		128	384	—	512	8	7/31/2013	1985
Arby's	Savannah	GA	—		293	293	—	586	6	7/31/2013	1985
Arby's	Albuquerque	NM	—		217	246	—	463	7	6/27/2013	1987
Arby's	Alexandria	LA	—		82	245	—	327	5	7/31/2013	1985
Arby's	Las Vegas	NM	—		236	236	—	472	5	7/31/2013	1985
Arby's	Toccoa	GA	—		185	227	—	412	5	7/31/2013	1998
Arby's	Bullhead City	AZ	—		550	—	—	550	—	6/27/2013	1999
Arby's	Omaha	NE	—		359	—	—	359	—	7/31/2013	1984
Auto Pawn	Columbus	GA	—		170	—	—	170	—	6/27/2013	1987
Bandana's Bar-B-Q Restaurant	Fenton	MO	—		470	314	—	784	6	8/30/2013	1986
Billboard	Memphis	TN	—		33	—	—	33	—	7/31/2013	N/A
Billboard	Memphis	TN	—		63	—	—	63	—	7/31/2013	N/A
Billboard	Memphis	TN	—		73	—	—	73	—	7/31/2013	N/A
Billboard	Memphis	TN	—		90	—	—	90	—	7/31/2013	N/A
Billboard	Memphis	TN	—		69	—	—	69	—	7/31/2013	N/A
Black Meg 43	Copperas Cove	TX	—	(14)	151	151	—	302	4	6/27/2013	1969
Bojangles	Statesville	NC	—	(14)	646	1,937	—	2,583	43	7/31/2013	1988
Bojangles	Denver	NC	—	(14)	1,013	1,881	—	2,894	41	7/31/2013	1997
Bojangles	Hickory	NC	—	(14)	749	1,789	—	2,538	50	6/27/2013	1973
Bojangles	Fountain Inn	SC	—		287	1,150	—	1,437	20	10/10/2013	2012
Bojangles	Taylorsville	NC	—	(14)	436	1,108	—	1,544	31	6/27/2013	1987
Bojangles	Troutman	NC	—		718	1,077	—	1,795	19	10/10/2013	2012
Bridgestone Firestone	Kansas City	MO	—	(14)	651	1,954	—	2,605	66	5/31/2013	2008
Bruegger's Bagels	Durham	NC	—	(14)	312	728	—	1,040	16	7/31/2013	1926
Bucho's Mexican Food	Bolingbrook	IL	—	(14)	470	137	—	607	4	6/27/2013	1992
Buffalo Wild Wings	Langhorne	PA	—	(14)	815	815	—	1,630	20	7/31/2013	1999
Burger King	Augusta	GA	—	(14)	693	2,080	—	2,773	46	7/31/2013	1986
Burger King	Spanaway	WA	—		509	1,628	—	2,137	45	6/27/2013	1997
Burger King	Cleveland	MS	—	(14)	688	1,606	—	2,294	35	7/31/2013	1985
Burger King	Brandon	MS	—	(14)	649	1,513	—	2,162	42	6/27/2013	1981
Burger King	North Augusta	SC	—	(14)	256	1,451	—	1,707	32	7/31/2013	1985
Burger King	Troy	AL	—	(14)	461	1,383	—	1,844	30	7/31/2013	1984
Burger King	Charlotte	NC	—		1,105	1,372	—	2,477	38	6/27/2013	1997
Burger King	Martinez	GA	—	(14)	909	1,350	—	2,259	37	6/27/2013	1998
Burger King	Greenville	MS	—	(14)	573	1,337	—	1,910	29	7/31/2013	2004
Burger King	Germantown	WI	—	(14)	644	1,300	—	1,944	36	6/27/2013	1986

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Burger King	Denver	CO	—	(14)	872	1,242	—	2,114	34	6/27/2013	1994
Burger King	Alpharetta	GA	—	(14)	501	1,219	—	1,720	34	6/27/2013	2001
Burger King	Amesbury	MA	—	(14)	835	1,217	—	2,052	34	6/27/2013	1977
Burger King	Dothan	AL	—	(14)	628	1,167	—	1,795	26	7/31/2013	1983
Burger King	Roswell	GA	—	(14)	495	1,156	—	1,651	25	7/31/2013	1998
Burger King	Wahoo	NE	—	(14)	196	1,109	—	1,305	24	7/31/2013	1990
Burger King	Dothan	AL	—	(14)	594	1,104	—	1,698	24	7/31/2013	1999
Burger King	Cut Off	LA	—		726	1,088	—	1,814	24	7/31/2013	1990
Burger King	Defuniak Springs	FL	—	(14)	362	1,087	—	1,449	24	7/31/2013	1989
Burger King	Blair	NE	—	(14)	272	1,087	—	1,359	24	7/31/2013	1987
Burger King	Maywood	IL	—	(14)	860	1,051	—	1,911	23	7/31/2013	2003
Burger King	North Augusta	SC	—	(14)	450	1,050	—	1,500	23	7/31/2013	1985
Burger King	Bainbridge	GA	—	(14)	347	1,042	—	1,389	23	7/31/2013	1998
Burger King	Sierra Vista	AZ	—		260	1,041	—	1,301	23	7/31/2013	1994
Burger King	Greenwood	MS	—	(14)	692	1,038	—	1,730	23	7/31/2013	1988
Burger King	Kansas CIty	MO	—		444	1,036	—	1,480	23	7/31/2013	1984
Burger King	Laredo	TX	—	(14)	684	1,026	—	1,710	23	7/31/2013	2002
Burger King	Andalusia	AL	—	(14)	181	1,025	—	1,206	23	7/31/2013	2000
Burger King	Kingsford	MI	—	(14)	53	1,015	—	1,068	22	7/31/2013	1983
Burger King	Red Oak	IA	—	(14)	334	1,002	—	1,336	22	7/31/2013	1988
Burger King	Austin	TX	—	(14)	666	999	—	1,665	28	6/27/2013	1998
Burger King	Cairo	GA	—	(14)	245	981	—	1,226	22	7/31/2013	1997
Burger King	Alpharetta	GA	—	(14)	1,128	977	—	2,105	27	6/27/2013	1993
Burger King	Springfield	FL	—	(14)	324	971	—	1,295	21	7/31/2013	1999
Burger King	Opelousas	LA	—		964	964	—	1,928	21	7/31/2013	1998
Burger King	Panama City	FL	—	(14)	319	956	—	1,275	21	7/31/2013	1998
Burger King	Chattanooga	TN	—	(14)	637	955	—	1,592	21	7/31/2013	1985
Burger King	Dover	NH	—	(14)	1,159	952	—	2,111	26	6/27/2013	1970
Burger King	Des Moines	IA	—	(14)	1,160	949	—	2,109	21	7/31/2013	1987
Burger King	Alpharetta	GA	—	(14)	795	943	—	1,738	26	6/27/2013	1997
Burger King	Philadelphia	MS	—	(14)	402	939	—	1,341	21	7/31/2013	1993
Burger King	Brewton	AL	—	(14)	307	920	—	1,227	20	7/31/2013	1993
Burger King	Stuart	IA	—	(14)	607	911	—	1,518	20	7/31/2013	1997
Burger King	Yazoo City	MS	—	(14)	489	909	—	1,398	20	7/31/2013	1993
Burger King	Marshfield	WI	—	(14)	232	885	—	1,117	25	6/27/2013	1986
Burger King	Thomson	GA	—	(14)	748	876	—	1,624	24	6/27/2013	1988
Burger King	Wilmington	NC	—	(14)	573	870	—	1,443	24	6/27/2013	1999
Burger King	Alpharetta	GA	—	(14)	635	865	—	1,500	24	6/27/2013	1998
Burger King	Clarksdale	MS	—	(14)	865	865	—	1,730	19	7/31/2013	1988
Burger King	Opp	AL	—	(14)	214	857	—	1,071	19	7/31/2013	1994
Burger King	Cincinnati	OH	—		353	824	—	1,177	18	7/31/2013	1974
Burger King	Greenville	MS	—	(14)	351	820	—	1,171	18	7/31/2013	1993
Burger King	Grand Rapids	MI	—	(14)	346	807	—	1,153	18	7/31/2013	1985

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Burger King	Grenada	MS	—	(14)	536	805	—	1,341	18	7/31/2013	1989
Burger King	Clinton	NC	—	(14)	494	801	—	1,295	22	6/27/2013	1999
Burger King	Chadbourn	NC	—	(14)	353	797	—	1,150	22	6/27/2013	1999
Burger King	Texas City	TX	—	(14)	421	782	—	1,203	17	7/31/2013	1984
Burger King	New Philadelphia	OH	—		419	779	—	1,198	17	7/31/2013	1986
Burger King	Mansfield	OH	—		191	766	—	957	17	7/31/2013	1985
Burger King	Lake Charles	LA	—		610	746	—	1,356	16	7/31/2013	1990
Burger King	Warren	MI	—		248	745	—	993	16	7/31/2013	1987
Burger King	Atmore	AL	—	(14)	181	723	—	904	16	7/31/2013	2000
Burger King	Tallahassee	FL	—	(14)	720	720	—	1,440	16	7/31/2013	1998
Burger King	Weston	WI	—	(14)	329	718	—	1,047	20	6/27/2013	1987
Burger King	Walker	MI	—	(14)	305	711	—	1,016	16	7/31/2013	1975
Burger King	Evergreen	AL	—	(14)	172	689	—	861	15	7/31/2013	1997
Burger King	Chicago Ridge	IL	—	(14)	431	684	—	1,115	19	6/27/2013	1998
Burger King	Perry	IA	—	(14)	557	680	—	1,237	15	7/31/2013	1997
Burger King	Springfield	IL	—	(14)	354	677	—	1,031	19	6/27/2013	1995
Burger King	Hudsonville	MI	—	(14)	451	676	—	1,127	15	7/31/2013	1988
Burger King	Natchez	MS	—		225	674	—	899	15	7/31/2013	1973
Burger King	Irondequoit	NY	—		988	659	—	1,647	14	7/31/2013	1980
Burger King	Enterprise	AL	—	(14)	437	655	—	1,092	14	7/31/2013	1985
Burger King	Nashua	NH	—	(14)	655	655	—	1,310	14	7/31/2013	2008
Burger King	Claremont	NC	—	(14)	646	646	—	1,292	18	6/27/2013	2000
Burger King	Pontiac	IL	—		151	616	—	767	17	6/27/2013	1991
Burger King	L'Anse	MI	—	(14)	32	616	—	648	14	7/31/2013	1999
Burger King	Hastings	MN	—	(14)	328	608	—	936	13	7/31/2013	1990
Burger King	Gary	IN	—	(14)	544	606	—	1,150	17	6/27/2013	1987
Burger King	Syracuse	NY	—		606	606	—	1,212	13	7/31/2013	1986
Burger King	Rhinelander	WI	—	(14)	260	606	—	866	13	7/31/2013	1986
Burger King	Monroeville	AL	—	(14)	325	604	—	929	13	7/31/2013	1997
Burger King	Menominee	MI	—	(14)	494	604	—	1,098	13	7/31/2013	1986
Burger King	Asheville	NC	—		728	595	—	1,323	13	7/31/2013	1982
Burger King	Clearwater	FL	—	(14)	981	591	—	1,572	16	6/27/2013	1980
Burger King	Shenandoah	IA	—	(14)	313	582	—	895	13	7/31/2013	1988
Burger King	Raceland	LA	—		356	533	—	889	12	7/31/2013	1991
Burger King	Springfield	MA	—		983	516	—	1,499	14	6/27/2013	1974
Burger King	Spring Lake	MI	—		341	512	—	853	11	7/31/2013	1995
Burger King	Harvey	IL	—		403	507	—	910	14	6/27/2013	1997
Burger King	Anchorage	AK	—		427	489	—	916	14	6/27/2013	1982
Burger King	Dayton	OH	—	(14)	569	466	—	1,035	10	7/31/2013	1990
Burger King	Gonzales	LA	—		380	465	—	845	10	7/31/2013	1990
Burger King	Gallatin	TN	—	(14)	199	463	—	662	10	7/31/2013	1984
Burger King	Lake Charles	LA	—		456	456	—	912	10	7/31/2013	1985
Burger King	Tallahassee	FL	—	(14)	843	454	—	1,297	10	7/31/2013	1980

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Burger King	Palatine	IL	—		352	426	—	778	12	6/27/2013	1995
Burger King	Largo	FL	—		683	412	—	1,095	11	6/27/2013	1984
Burger King	Harrisburg	PA	—	(14)	619	412	—	1,031	9	7/31/2013	1985
Burger King	Belding	MI	—		221	411	—	632	9	7/31/2013	1994
Burger King	Niceville	FL	—	(14)	598	399	—	997	9	7/31/2013	1994
Burger King	Metairie	LA	—		728	392	—	1,120	9	7/31/2013	1992
Burger King	Hamburg	NY	—	(14)	403	383	—	786	11	6/27/2013	1974
Burger King	Valdosta	GA	—	(14)	564	376	—	940	8	7/31/2013	1987
Burger King	Cedar Lake	IN	—		327	374	—	701	10	6/27/2013	1986
Burger King	Jenison	MI	—		233	349	—	582	8	7/31/2013	1994
Burger King	Detroit	MI	—	(14)	614	331	—	945	7	7/31/2013	1988
Burger King	Apex	NC	—		366	324	—	690	9	6/27/2013	1992
Burger King	East Greenbush	NY	—		404	269	—	673	7	6/27/2013	1980
Burger King	Dunn	NC	—		328	268	—	596	6	7/31/2013	1989
Burnie Bistro's	Clearwater	FL	—	(14)	25	14	—	39	—	7/31/2013	1987
Captain D's	Florence	KY	—	(14)	248	325	—	573	9	6/27/2013	1981
Captain D's	Duncanville	TX	—		295	246	—	541	7	6/27/2013	1982
Carl's Jr.	Purcell	OK	—	(14)	77	513	—	590	14	6/27/2013	1980
Casa Del Rio	Wadsworth	OH	—		130	389	—	519	10	7/31/2013	1971
Cashland	Celina	OH	—		108	132	—	240	3	7/31/2013	1995
Castle Dental	Murfreesboro	TN	—	(14)	256	256	—	512	6	7/31/2013	1996
Chappala Mexican Restaurant	Nampa	ID	—		473	692	—	1,165	20	6/27/2013	1998
Checkers	Jacksonville	FL	—	(14)	731	1,096	—	1,827	24	7/31/2013	1993
Checkers	Tampa	FL	—		736	—	—	736	—	6/27/2013	N/A
Checkers	Miami	FL	—		621	—	—	621	—	7/31/2013	1993
Checkers	Orlando	FL	—		1,033	—	—	1,033	—	7/31/2013	N/A
Checkers	Winter Springs	FL	—		734	—	—	734	—	7/31/2013	N/A
Cheddar's Casual Cafe'	Brandon	FL	—	(14)	860	3,071	—	3,931	88	6/27/2013	2003
Cheddar's Casual Cafe'	Lubbock	TX	—	(14)	1,053	2,345	—	3,398	67	6/27/2013	1997
Cheddar's Casual Cafe'	Bolingbrook	IL	—	(14)	1,344	1,760	—	3,104	50	6/27/2013	1997
Chevys Fresh Mex	Miami	FL	—	(14)	1,455	783	—	2,238	19	7/31/2013	1995
Chicago Steak & Lemonade	Louisville	KY	—		195	18	—	213	1	6/27/2013	1980
Chicago Style Gyros	Nashville	TN	—		201	134	—	335	3	7/31/2013	1986
Chili's	East Peoria	IL	—	(14)	1,023	2,347	—	3,370	67	6/27/2013	2003
Chili's	Amarillo	TX	—		811	1,893	—	2,704	47	7/31/2013	1984
China Buffet	Alvin	TX	—	(14)	110	299	—	409	9	6/27/2013	1982
China Buffet	Angleton	TX	—	(14)	127	272	—	399	8	6/27/2013	1982
China King	Belen	NM	—	(14)	94	94	—	188	3	6/27/2013	1980
China One	Bay City	TX	—	(14)	229	124	—	353	3	7/31/2013	1985
Church's Chicken	Bay Minette	AL	—	(14)	134	757	—	891	17	7/31/2013	2003
Church's Chicken	Jackson	AL	—	(14)	127	719	—	846	16	7/31/2013	1982
Church's Chicken	Augusta	GA	—	(14)	256	597	—	853	13	7/31/2013	1976
Church's Chicken	Atmore	AL	—	(14)	144	574	—	718	13	7/31/2013	1976

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Church's Chicken	Augusta	GA	—	(14)	178	533	—	711	12	7/31/2013	1981
Church's Chicken	Spartanburg	SC	—	(14)	350	525	—	875	12	7/31/2013	1972
Church's Chicken	Flomaton	AL	—	(14)	173	518	—	691	11	7/31/2013	1981
Church's Chicken	Greenville	SC	—	(14)	325	487	—	812	11	7/31/2013	1984
Church's Chicken	Greenville	SC	—	(14)	254	472	—	726	10	7/31/2013	2009
Church's Chicken	Augusta	GA	—	(14)	196	458	—	654	10	7/31/2013	1984
Church's Chicken	Columbia	SC	—	(14)	437	437	—	874	10	7/31/2013	1978
Church's Chicken	Columbia	SC	—	(14)	231	428	—	659	9	7/31/2013	1977
Church's Chicken	Augusta	GA	—	(14)	178	414	—	592	9	7/31/2013	1978
Church's Chicken	North Charleston	SC	—	(14)	407	407	—	814	9	7/31/2013	1977
Church's Chicken	Orlando	FL	—	(14)	254	380	—	634	8	7/31/2013	1984
Church's Chicken	Greenwood	SC	—	(14)	188	349	—	537	8	7/31/2013	2002
Church's Chicken	Charleston	SC	—	(14)	421	344	—	765	8	7/31/2013	1973
Church's Chicken	Greenville	SC	—	(14)	280	342	—	622	8	7/31/2013	1970
Church's Chicken	North Charleston	SC	—	(14)	302	302	—	604	7	7/31/2013	1976
Church's Chicken	Anderson	SC	—	(14)	647	277	—	924	6	7/31/2013	1981
Church's Chicken	Spartanburg	SC	—	(14)	411	274	—	685	6	7/31/2013	1978
Church's Chicken	Orangeburg	SC	—	(14)	407	271	—	678	6	7/31/2013	1985
Church's Chicken	Nashville	TN	—	(14)	186	186	—	372	4	7/31/2013	1980
Church's Chicken	Charleston	SC	—	(14)	500	167	—	667	4	7/31/2013	1979
Church's Chicken	Bowling Green	KY	—	(14)	100	156	—	256	4	6/27/2013	1984
Citizens Bank	Milton	MA	—	(14)	619	2,476	—	3,095	144	12/14/2012	1968
Citizens Bank	Pittsburgh	PA	—	(14)	268	2,413	—	2,681	140	12/14/2012	1970
Citizens Bank	Orland Hills	IL	—	(14)	1,253	2,327	—	3,580	135	12/14/2012	1988
Citizens Bank	Pittsburgh	PA	—	(14)	206	1,852	—	2,058	107	12/14/2012	1923
Citizens Bank	Chicago Heights	IL	—	(14)	182	1,637	—	1,819	80	1/24/2013	1996
Citizens Bank	Reading	PA	—	(14)	269	1,524	—	1,793	61	4/12/2013	1919
Citizens Bank	Carnegie	PA	—	(14)	73	1,396	—	1,469	81	12/14/2012	1920
Citizens Bank	Cranston	RI	—	(14)	411	1,234	—	1,645	72	12/14/2012	1967
Citizens Bank	Pittsburgh	PA	—	(14)	516	1,204	—	1,720	70	12/14/2012	1970
Citizens Bank	Butler	PA	—	(14)	286	1,144	—	1,430	66	12/14/2012	1966
Citizens Bank	Pittsburgh	PA	—	(14)	196	1,110	—	1,306	64	12/14/2012	1980
Citizens Bank	Philadelphia	PA	—	(14)	266	1,065	—	1,331	62	12/14/2012	1971
Citizens Bank	Kittanning	PA	—	(14)	56	1,060	—	1,116	62	12/14/2012	1889
Citizens Bank	Pittsburgh	PA	—	(14)	255	1,019	—	1,274	59	12/14/2012	1970
Citizens Bank	Troy	MI	—	(14)	312	935	—	1,247	54	12/14/2012	1980
Citizens Bank	Warrendale	PA	—	(14)	611	916	—	1,527	53	12/14/2012	1981
Citizens Bank	Providence	RI	—	(14)	300	899	—	1,199	52	12/14/2012	1960
Citizens Bank	N. Providence	RI	—	(14)	223	892	—	1,115	52	12/14/2012	1971
Citizens Bank	Pitcairn	PA	—	(14)	46	867	—	913	50	12/14/2012	1985
Citizens Bank	Greensburg	PA	—	(14)	45	861	—	906	50	12/14/2012	1957
Citizens Bank	Westchester	IL	—	(14)	366	853	—	1,219	38	2/22/2013	1986
Citizens Bank	Ford City	PA	—	(14)	89	802	—	891	47	12/14/2012	1975

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Citizens Bank	Reading	PA	—	(14)	267	802	—	1,069	47	12/14/2012	1970
Citizens Bank	Aliquippa	PA	—	(14)	138	782	—	920	45	12/14/2012	1953
Citizens Bank	Wexford	PA	—	(14)	180	719	—	899	42	12/14/2012	1975
Citizens Bank	Farmington	MI	—	(14)	303	707	—	1,010	41	12/14/2012	1962
Citizens Bank	East Greenwich	RI	—	(14)	227	680	—	907	39	12/14/2012	1959
Citizens Bank	Rumford	RI	—	(14)	352	654	—	1,006	38	12/14/2012	1977
Citizens Bank	Highspire	PA	—	(14)	216	649	—	865	38	12/14/2012	1974
Citizens Bank	Camp Hill	PA	—	(14)	430	645	—	1,075	37	12/14/2012	1971
Citizens Bank	Parma Heights	OH	—	(14)	426	638	—	1,064	37	12/14/2012	1957
Citizens Bank	Oil City	PA	—	(14)	110	623	—	733	36	12/14/2012	1965
City Buffet	Alexander City	AL	—	(14)	292	301	—	593	9	6/27/2013	1988
Cowboy's Express	Monticello	AR	—	(14)	43	36	—	79	1	6/27/2013	1982
Cuco Mexican	Circleville	OH	—		149	164	—	313	5	6/27/2013	1986
CVS	Hoover	AL	—	(14)	1,239	2,890	—	4,129	101	5/31/2013	2003
CVS	Columbia	SC	—		—	2,811	—	2,811	84	7/2/2013	2006
CVS	New Castle	PA	1,562		412	2,337	—	2,749	164	10/31/2012	1999
CVS	Hardy	VA	—	(14)	686	2,059	—	2,745	72	5/16/2013	2005
CVS	Towanda	PA	—	(14)	—	877	—	877	35	4/24/2013	2003
Dairy Queen	Woodville	TX	—	(14)	98	65	—	163	1	7/31/2013	1980
DaVita Dialysis	Hiawatha	KS	—	(14)	69	1,302	—	1,371	36	5/30/2013	2012
DaVita Dialysis	Palatka	FL	—		207	1,173	—	1,380	32	6/5/2013	2013
DaVita Dialysis	Hartsville	SC	—	(14)	126	1,136	—	1,262	31	5/30/2013	2013
DaVita Dialysis	Cincinnati	OH	—	(14)	219	878	—	1,097	31	3/28/2013	2008
DaVita Dialysis	Georgetown	OH	—	(14)	125	706	—	831	25	3/28/2013	2009
Denny's	Tempe	AZ	—		1,960	1,273	—	3,233	36	6/27/2013	1980
Denny's	Phoenix	AZ	—		825	1,237	—	2,062	31	7/31/2013	2005
Denny's	Idaho Falls	ID	—		538	1,183	—	1,721	34	6/27/2013	1995
Denny's	Mesa	AZ	—		1,089	891	—	1,980	22	7/31/2013	1994
Denny's	Tempe	AZ	—		1,567	844	—	2,411	21	7/31/2013	1994
Denny's	Scottsdale	AZ	—	(14)	736	491	—	1,227	12	7/31/2013	1985
Denny's	Peoria	AZ	—		310	457	—	767	13	6/27/2013	1987
Denny's	Marion	OH	—	(14)	115	390	—	505	11	6/27/2013	1989
Denny's	Spartanburg	SC	—		656	353	—	1,009	9	7/31/2013	1991
Denny's	Henrietta	NY	—		361	241	—	602	6	7/31/2013	1970
Denny's	Bloomington	MN	—		1,184	—	—	1,184	—	7/31/2013	N/A
Dollar General	Holly Hill	SC	—	(14)	259	2,333	—	2,592	109	3/6/2013	2013
Dollar General	Presidio	TX	—	(14)	72	1,370	—	1,442	58	3/28/2013	2013
Dollar General	Savanna	IL	—	(14)	273	1,093	—	1,366	61	12/31/2012	2012
Dollar General	Chelyan	WV	—		273	1,092	—	1,365	15	9/27/2013	2013
Dollar General	Adams	MA	—		254	1,016	—	1,270	14	10/10/2013	2012
Dollar General	Modena	NY	—		249	996	—	1,245	14	10/10/2013	2012
Dollar General	Mount Morris	MI	—	(14)	110	988	—	1,098	46	2/27/2013	2012
Dollar General	Eldon	MO	—	(14)	52	986	—	1,038	51	2/14/2013	2013

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Malden	MO	—		108	974	—	1,082	23	8/2/2013	2013
Dollar General	Lytle	TX	—		243	971	—	1,214	9	10/30/2013	2013
Dollar General	San Antonio	TX	—	(14)	239	956	—	1,195	45	3/11/2013	2013
Dollar General	San Juan	TX	—		169	956	—	1,125	9	11/15/2013	2013
Dollar General	Henry	IL	—	(14)	104	934	—	1,038	31	5/23/2013	2013
Dollar General	South Pekin	IL	—		104	933	—	1,037	22	8/14/2013	2013
Dollar General	San Antonio	TX	—	(14)	163	926	—	1,089	48	2/14/2013	2012
Dollar General	Laurie	MO	—		102	918	—	1,020	9	11/15/2013	2013
Dollar General	Milaca	MN	—		102	916	—	1,018	13	9/24/2013	2013
Dollar General	Edinburg	TX	—		102	914	—	1,016	21	7/16/2013	2013
Dollar General	De Soto	MO	—	(14)	101	912	—	1,013	47	2/14/2013	2013
Dollar General	Shelbina	MO	—	(14)	101	911	—	1,012	30	5/22/2013	2013
Dollar General	Kyle	TX	—		101	910	—	1,011	4	12/6/2013	2013
Dollar General	Eagle Grove	IA	—		100	902	—	1,002	25	7/9/2013	2013
Dollar General	Farmington	NM	—		224	898	—	1,122	25	7/11/2013	2013
Dollar General	Mission	TX	—	(14)	158	894	—	1,052	38	3/27/2013	2013
Dollar General	Adkins	TX	—	(14)	157	889	—	1,046	50	12/31/2012	2012
Dollar General	New Braunfels	TX	—		156	883	—	1,039	8	10/30/2013	2013
Dollar General	Aurora	MO	—	(14)	98	881	—	979	41	2/28/2013	2013
Dollar General	Millwood	WV	—		98	881	—	979	25	7/2/2013	2013
Dollar General	San Antonio	TX	—		220	880	—	1,100	25	7/9/2013	2013
Dollar General	Pequot Lakes	MN	—		155	880	—	1,035	16	8/22/2013	2013
Dollar General	Amarillo	TX	—		97	877	—	974	21	8/13/2013	2013
Dollar General	Mahomet	IL	—		292	877	—	1,169	16	8/22/2013	2013
Dollar General	Manistique	MI	—	(14)	155	876	—	1,031	41	2/27/2013	2012
Dollar General	West Union	SC	—		46	868	—	914	24	7/3/2013	2011
Dollar General	Fairbury	IL	—		96	867	—	963	28	6/7/2013	2013
Dollar General	Amarillo	TX	—		153	866	—	1,019	20	8/2/2013	2013
Dollar General	Cedar Falls	IA	—		96	862	—	958	16	8/28/2013	2013
Dollar General	Mercedes	TX	—		215	859	—	1,074	20	8/2/2013	2013
Dollar General	Ganado	TX	—		95	857	—	952	20	8/13/2013	2013
Dollar General	New Braunfels	TX	—	(14)	95	855	—	950	44	2/14/2013	2013
Dollar General	Manchester	MI	—	(14)	213	853	—	1,066	40	2/27/2013	2013
Dollar General	Guyton	GA	—	(14)	213	852	—	1,065	28	6/3/2013	2011
Dollar General	Annandale	MN	—		212	848	—	1,060	20	8/2/2013	2013
Dollar General	Staples	MN	—		150	848	—	998	16	9/4/2013	2013
Dollar General	Lexington	MO	—		149	846	—	995	16	9/13/2013	2013
Dollar General	Whitesburg	KY	—	(14)	211	845	—	1,056	28	5/30/2013	2012
Dollar General	Lubbock	TX	—	(14)	148	841	—	989	28	5/16/2013	2013
Dollar General	Brookeland	TX	—		93	840	—	933	20	8/15/2013	2013
Dollar General	Bastrop	LA	—		148	838	—	986	24	7/1/2013	2013
Dollar General	Rolla	MO	—		209	835	—	1,044	16	8/21/2013	2013
Dollar General	Lonedell	MO	—	(14)	208	833	—	1,041	31	4/26/2013	2013

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Dollar General	Boling	TX	—		92	831	—	923	19	8/13/2013	2013
Dollar General	Avinger	TX	—		44	830	—	874	19	8/8/2013	2013
Dollar General	Roodhouse	IL	—	(14)	207	829	—	1,036	47	12/31/2012	2012
Dollar General	Lacy Lakeview	TX	—	(14)	146	826	—	972	50	11/16/2012	2012
Dollar General	Elkview	WV	—		274	823	—	1,097	19	8/2/2013	2013
Dollar General	Weslaco	TX	—		205	822	—	1,027	8	10/16/2013	2013
Dollar General	Buchanan Dam	TX	562		145	820	—	965	58	9/28/2012	2012
Dollar General	McMechen	WV	—	(14)	91	819	—	910	46	1/9/2013	2012
Dollar General	Sand Springs	OK	—		43	819	—	862	15	9/3/2013	2013
Dollar General	Joplin	MO	—		144	816	—	960	8	11/12/2013	2013
Dollar General	San Antonio	TX	—	(14)	271	812	—	1,083	27	5/23/2013	2013
Dollar General	Skidmore	TX	—	(14)	90	811	—	901	42	2/14/2013	2013
Dollar General	Savannah	MO	—		270	811	—	1,081	15	8/23/2013	2013
Dollar General	Sand Springs	OK	—		143	811	—	954	15	9/3/2013	2013
Dollar General	Beeville	TX	—	(14)	90	810	—	900	49	11/19/2012	2012
Dollar General	Roseau	MN	—		143	808	—	951	8	10/30/2013	2013
Dollar General	San Benito	TX	—		202	807	—	1,009	15	8/23/2013	2013
Dollar General	Belton	TX	—	(14)	89	804	—	893	38	2/28/2013	2013
Dollar General	Hawley	MN	—		89	803	—	892	8	10/16/2013	2013
Dollar General	East Bernstadt	KY	—	(14)	141	799	—	940	26	5/30/2013	2012
Dollar General	Lubbock	TX	—		199	796	—	995	15	8/28/2013	2013
Dollar General	Wakefield	MI	—	(14)	88	794	—	882	45	12/19/2012	2012
Dollar General	Romulus	MI	—	(14)	199	794	—	993	37	2/27/2013	2011
Dollar General	Amarillo	TX	—		198	794	—	992	22	7/11/2013	2013
Dollar General	Sand Springs	OK	—		198	791	—	989	15	9/3/2013	2012
Dollar General	Billings	MO	—		139	790	—	929	7	10/17/2013	2013
Dollar General	Caulfield	MO	—	(14)	139	789	—	928	44	12/31/2012	2012
Dollar General	DeSoto	IL	—	(14)	138	784	—	922	33	3/26/2013	2013
Dollar General	Powhatan Point	WV	—		138	784	—	922	22	7/2/2013	2013
Dollar General	Cowen	WV	—	(14)	196	783	—	979	40	1/16/2013	2012
Dollar General	Camden	MI	—	(14)	138	781	—	919	37	2/27/2013	2013
Dollar General	Berea	KY	—	(14)	138	781	—	919	26	5/30/2013	2012
Dollar General	Moody	TX	—		41	781	—	822	26	6/11/2013	2013
Dollar General	Doolittle	MO	—		137	778	—	915	18	8/2/2013	2013
Dollar General	San Antonio	TX	—		333	776	—	1,109	18	8/13/2013	2013
Dollar General	Eubank	KY	—	(14)	137	775	—	912	25	5/30/2013	2013
Dollar General	Center Point	IA	—	(14)	136	772	—	908	43	12/31/2012	2012
Dollar General	Texarkana	TX	—		136	772	—	908	7	10/25/2013	2013
Dollar General	Coldiron	KY	—	(14)	187	747	—	934	24	5/30/2013	2013
Dollar General	Diana	TX	—		186	743	—	929	14	8/27/2013	2013
Dollar General	Rapid City	MI	—	(14)	179	716	—	895	34	2/27/2013	2012
Dollar General	Cedar Creek	TX	—	(14)	291	680	—	971	41	11/16/2012	2012
Dragon China Buffet	Carlsbad	NM	—	(14)	208	104	—	312	3	6/27/2013	1995

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
East Supreme Buffet	Whitehall	PA	—	(14)	492	505	—	997	14	6/27/2013	1997
Eegee's	Tucson	AZ	—		357	436	—	793	10	7/31/2013	1990
El Chico	Killeen	TX	—		534	992	—	1,526	25	7/31/2013	1993
El Tapatio Mexican Restaurant	Page	AZ	—	(14)	170	133	—	303	4	6/27/2013	1988
Family Dollar	Mount Vernon	IL	—		117	1,050	—	1,167	30	7/11/2013	2012
Family Dollar	Crosby	MN	—		49	928	—	977	26	7/11/2013	1985
Family Dollar	Toledo	OH	—		226	905	—	1,131	25	7/11/2013	1942
Family Dollar	Carlin	NV	—		99	895	—	994	17	9/13/2013	2012
Family Dollar	Cold Springs	NV	—		217	869	—	1,086	16	9/13/2013	2013
Family Dollar	Des Moines	IA	—		152	863	—	1,015	16	8/30/2013	2013
Family Dollar	Cincinnatus	NY	—		287	862	—	1,149	—	12/30/2013	2013
Family Dollar	Etoile	TX	—		45	850	—	895	20	8/6/2013	2013
Family Dollar	Mountain View	WY	—		44	838	—	882	16	9/13/2013	2013
Family Dollar	Markesan	WI	—		92	831	—	923	4	12/12/2013	2013
Family Dollar	Thorp	WI	—		90	810	—	900	15	8/30/2013	2013
Family Dollar	Webster	WI	—		43	808	—	851	23	7/11/2013	2013
Family Dollar	Oakwood	TX	—		133	752	—	885	4	11/20/2013	2013
Family Dollar	Clarendon	TX	—		83	749	—	832	11	9/17/2013	2013
Family Dollar	Gretna	VA	—		131	744	—	875	21	7/2/2013	2012
Family Dollar	Somerville	TX	—	(14)	131	743	—	874	42	12/31/2012	2012
Family Dollar	Lovelady	TX	—	(14)	82	740	—	822	31	3/27/2013	2012
Family Dollar	Birch Run	MI	—		81	729	—	810	20	7/11/2013	1950
Family Dollar	Hoosick Falls	NY	—	(14)	181	724	—	905	27	4/26/2013	2013
Family Dollar	Marble Hill	MO	—		38	719	—	757	13	8/29/2013	2013
Family Dollar	Houston	TX	—	(14)	174	696	—	870	26	4/26/2013	1985
Family Dollar	University Park	IL	—		295	688	—	983	6	10/29/2013	2013
Family Dollar	Centerville	TX	—		226	679	—	905	13	9/10/2013	2013
Family Dollar	Alderson	WV	—		166	663	—	829	19	7/11/2013	2012
Family Dollar	Torrington	WY	—	(14)	72	645	—	717	24	5/9/2013	2007
Family Dollar	Tustin	MI	—	(14)	33	633	—	666	36	12/18/2012	2012
Family Dollar	Custer	SD	—		32	617	—	649	20	6/14/2013	2006
Family Dollar	International Falls	MN	—		32	608	—	640	9	9/30/2013	1966
Family Dollar	Barryton	MI	—	(14)	32	599	—	631	34	12/18/2012	2012
Family Dollar	Pulaski	IL	—	(14)	31	588	—	619	33	12/31/2012	2012
Family Dollar	Lombard	IL	—		1,008	543	—	1,551	3	12/12/2013	2013
Family Dollar	Rushville	NE	—	(14)	125	499	—	624	19	4/26/2013	2007
Famous Dave's	Eden Prairie	MN	—	(14)	824	549	—	1,373	14	7/31/2013	1995
Fazoli's	Carmel	IN	—	(14)	427	522	—	949	11	7/31/2013	1986
Fazoli's	Appleton	WI	—		705	—	—	705	—	7/31/2013	N/A
FedEx	Tinicum	PA	—		—	32,170	—	32,170	818	8/15/2013	2013
FedEx	Lebanon	OH	—		1,492	8,452	—	9,944	172	8/26/2013	2013
FedEx	Albany	GA	—		195	3,711	—	3,906	57	10/11/2013	2013
FedEx	London	KY	—		350	3,151	—	3,501	48	10/11/2013	2013

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
FedEx	Waterloo	IA	—	(14)	152	2,882	—	3,034	132	3/22/2013	2012
FedEx	Rapid City	SD	—	(14)	305	2,741	—	3,046	167	12/21/2012	2012
FedEx	Ottumwa	IA	—	(14)	134	2,552	—	2,686	182	10/30/2012	2012
FedEx	Independence	KS	—	(14)	114	2,166	—	2,280	154	10/30/2012	2012
FedEx	Des Moines	IA	—	(14)	733	1,361	—	2,094	55	4/18/2013	1986
FedEx	Riverton	WY	—		431	1,006	—	1,437	10	10/23/2013	2013
FedEx	Homewood	AL	—		522	779	—	1,301	22	6/27/2013	2000
Flip It Bakery & Deli	Washington	DC	—	(14)	338	84	—	422	2	7/31/2013	1985
Fresenius	Fayetteville	NC	—		178	3,379	—	3,557	79	6/28/2013	1999
Fresenius	Clinton	NC	—		139	2,647	—	2,786	62	6/28/2013	2003
Fresenius	Foley	AL	—		287	2,580	—	2,867	61	7/8/2013	2009
Fresenius	Fayetteville	NC	—		134	2,551	—	2,685	60	6/28/2013	2004
Fresenius	Mobile	AL	—		278	2,505	—	2,783	59	7/8/2013	1987
Fresenius	Fayetteville	NC	—		420	2,379	—	2,799	56	6/28/2013	1998
Fresenius	Lumberton	NC	—		117	2,216	—	2,333	52	6/28/2013	1986
Fresenius	DeFuniak Springs	FL	—		115	2,180	—	2,295	51	7/8/2013	2008
Fresenius	Fairhope	AL	—		—	2,035	—	2,035	48	7/8/2013	2006
Fresenius	Red Springs	NC	—		101	1,913	—	2,014	45	6/28/2013	2000
Fresenius	Fairmont	NC	—		201	1,812	—	2,013	43	6/28/2013	2002
Fresenius	Pembroke	NC	—		81	1,547	—	1,628	36	6/28/2013	2009
Fresenius	Roseboro	NC	—		74	1,404	—	1,478	33	6/28/2013	2011
Fresenius	St. Pauls	NC	—		73	1,389	—	1,462	33	6/28/2013	2008
Furr's	Garland	TX	—	(14)	1,529	3,715	—	5,244	107	6/27/2013	2008
Golden Corral	Surprise	AZ	—	(14)	1,258	4,068	—	5,326	117	6/27/2013	2007
Golden Corral	Harlingen	TX	—		832	3,037	—	3,869	87	6/27/2013	1990
Golden Corral	Texarkana	TX	—		758	3,031	—	3,789	67	7/31/2013	2001
Golden Corral	Gilbert	AZ	—	(14)	871	2,910	—	3,781	83	6/27/2013	2006
Golden Corral	Jacksonville	FL	—		1,721	2,629	—	4,350	75	6/27/2013	1999
Golden Corral	Houston	TX	—		1,147	2,447	—	3,594	70	6/27/2013	1995
Golden Corral	Stockbridge	GA	—		422	2,391	—	2,813	53	7/31/2013	1987
Golden Corral	Brownsville	TX	—		604	2,302	—	2,906	66	6/27/2013	1990
Golden Corral	Norman	OK	—		345	2,107	—	2,452	60	6/27/2013	1994
Golden Corral	Zanesville	OH	—	(14)	487	2,030	—	2,517	58	6/27/2013	2002
Golden Corral	Goodyear	AZ	—	(14)	686	1,939	—	2,625	56	6/27/2013	2006
Golden Corral	Baytown	TX	—	(14)	596	1,788	—	2,384	39	7/31/2013	1995
Golden Corral	College Station	TX	—		1,265	1,718	—	2,983	49	6/27/2013	1990
Golden Corral	Midwest City	OK	—		1,175	1,708	—	2,883	49	6/27/2013	1991
Golden Corral	Wichita	KS	—	(14)	560	1,306	—	1,866	29	7/31/2013	2000
Golden Corral	Jacksonville	FL	—		1,033	1,084	—	2,117	31	6/27/2013	1997
Golden Corral	Palatka	FL	—	(14)	853	1,048	—	1,901	30	6/27/2013	1997
Golden Corral	Emporia	KS	—	(14)	403	941	—	1,344	21	7/31/2013	1997
Golden Corral	Roswell	NM	—		203	600	—	803	17	6/27/2013	2000
Golden Corral	Rock Springs	WY	—	(14)	354	90	—	444	3	6/27/2013	1986

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Grandy's	Abilene	TX	—		803	—	—	803	—	6/27/2013	N/A
Grandy's	Arlington	TX	—		734	—	—	734	—	6/27/2013	N/A
Grandy's	Carrollton	TX	—		773	—	—	773	—	6/27/2013	N/A
Grandy's	Carrollton	TX	—		847	—	—	847	—	6/27/2013	N/A
Grandy's	Fort Worth	TX	—		777	—	—	777	—	6/27/2013	N/A
Grandy's	Fort Worth	TX	—		811	—	—	811	—	6/27/2013	N/A
Grandy's	Garland	TX	—		623	—	—	623	—	6/27/2013	N/A
Grandy's	Garland	TX	—		859	—	—	859	—	6/27/2013	N/A
Grandy's	Grapevine	TX	—		618	—	—	618	—	6/27/2013	1988
Grandy's	Irving	TX	—		871	—	—	871	—	6/27/2013	N/A
Grandy's	Lancaster	TX	—		780	—	—	780	—	6/27/2013	N/A
Grandy's	Lubbock	TX	—		694	—	—	694	—	6/27/2013	1979
Grandy's	Mesquite	TX	—		871	—	—	871	—	6/27/2013	N/A
Grandy's	Plano	TX	—		871	—	—	871	—	6/27/2013	N/A
Grandy's	Dallas	TX	—		725	—	—	725	—	7/31/2013	N/A
Grandy's	Dallas	TX	—		357	—	—	357	—	7/31/2013	N/A
Grandy's	Greenville	TX	—		847	—	—	847	—	7/31/2013	N/A
Great Clips	Lombard	IL	—		84	100	—	184	3	6/27/2013	1973
Hardee's	Jacksonville	FL	—		875	583	—	1,458	13	7/31/2013	1993
Hardee's	Williston	FL	—	(14)	395	553	—	948	15	6/27/2013	1992
Hardee's	Canton	GA	—		488	539	—	1,027	15	6/27/2013	1983
Hardee's	Bremen	GA	—	(14)	129	518	—	647	11	7/31/2013	1980
Hardee's	Springfield	TN	—	(14)	343	515	—	858	11	7/31/2013	1990
Hardee's	Akron	OH	—	(14)	207	483	—	690	11	7/31/2013	1990
Hardee's	Mount Vernon	IA	—		320	480	—	800	13	6/27/2013	1987
Hardee's	Belleville	IL	—		269	467	—	736	13	6/27/2013	1987
Hardee's	Seville	OH	—	(14)	151	454	—	605	10	7/31/2013	1989
Hardee's	Pace	FL	—	(14)	419	435	—	854	12	6/27/2013	1991
Hardee's	Morristown	TN	—	(14)	353	431	—	784	9	7/31/2013	1991
Hardee's	Erwin	TN	—	(14)	346	406	—	752	11	6/27/2013	1982
Hardee's	Jefferson	OH	—	(14)	242	363	—	605	8	7/31/2013	1989
Hardee's	Sparta	NC	—	(14)	372	346	—	718	10	6/27/2013	1983
Hardee's	Minerva	OH	—	(14)	214	321	—	535	7	7/31/2013	1990
Hardee's	Beaver	WV	—		217	318	—	535	9	6/27/2013	1983
Harley Davidson	Round Rock	TX	—	(14)	1,688	9,563	—	11,251	237	7/31/2013	2008
Harvey's Grill & Bar	Saginaw	MI	—	(14)	230	647	—	877	19	6/27/2013	1997
Hayden's Grill & Bar	Canton	MI	—	(14)	160	693	—	853	20	6/27/2013	1995
Hooley House Sports Pub & Grille	Brooklyn	OH	—	(14)	291	321	—	612	9	6/27/2013	2000
IHOP	Bossier City	LA	—	(14)	541	1,342	—	1,883	38	6/27/2013	1998
IHOP	Baytown	TX	—	(14)	698	1,297	—	1,995	29	7/31/2013	1998
IHOP	Auburn	AL	—	(14)	1,111	933	—	2,044	27	6/27/2013	1998
IHOP	Warren	MI	—	(14)	605	830	—	1,435	24	6/27/2013	1996
IHOP	Corpus Christi	TX	—		1,176	—	—	1,176	—	7/31/2013	N/A

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Indi's Fast Food	Louisville	KY	—		292	157	—	449	3	7/31/2013	1972
Iron Chef Super Buffet	Kissimmee	FL	—	(14)	297	127	—	424	3	7/31/2013	1989
Italian Villa, The	Grand Island	NY	—	(14)	38	101	—	139	3	6/27/2013	1979
Jack in the Box	Cleburne	TX	—	(14)	291	1,647	—	1,938	36	7/31/2013	2000
Jack in the Box	Walker	LA	—	(14)	543	1,196	—	1,739	33	6/27/2013	2001
Jack in the Box	Sacramento	CA	—		476	1,110	—	1,586	24	7/31/2013	1991
Jack in the Box	Texas City	TX	—		454	844	—	1,298	23	6/27/2013	1991
Jack in the Box	Missouri City	TX	—	(14)	451	837	—	1,288	18	7/31/2013	1991
Johnny Carino's	Houston	TX	—	(14)	1,328	2,656	—	3,984	76	6/27/2013	2002
Johnny Carino's	Rogers	AR	—	(14)	997	2,540	—	3,537	73	6/27/2013	2001
Johnny Carino's	Midland	TX	—	(14)	998	2,329	—	3,327	58	7/31/2013	2000
Johnny Carino's	Grand Prairie	TX	—	(14)	997	2,327	—	3,324	58	7/31/2013	2001
Johnny Carino's	Amarillo	TX	—	(14)	993	2,317	—	3,310	57	7/31/2013	2001
Johnny Carino's	San Angelo	TX	—	(14)	769	2,306	—	3,075	57	7/31/2013	2005
Johnny Carino's	Muncie	IN	—		540	2,160	—	2,700	41	8/30/2013	2003
Johnny Carino's	Columbus	IN	—		809	1,888	—	2,697	36	8/30/2013	2004
Kentucky Fried Chicken	Matteson	IL	—	(14)	399	2,259	—	2,658	50	7/31/2013	1973
Kentucky Fried Chicken	Decatur	IL	—	(14)	276	1,619	—	1,895	45	6/27/2013	2001
Kentucky Fried Chicken	Homewood	IL	—	(14)	660	1,541	—	2,201	34	7/31/2013	1992
Kentucky Fried Chicken	Bloomington	IL	—	(14)	576	1,466	—	2,042	41	6/27/2013	2004
Kentucky Fried Chicken	Greenwood	IN	—	(14)	339	1,405	—	1,744	39	6/27/2013	1976
Kentucky Fried Chicken	Hazel Crest	IL	—	(14)	153	1,376	—	1,529	30	7/31/2013	1982
Kentucky Fried Chicken	Franklin	IN	—	(14)	205	1,375	—	1,580	38	6/27/2013	1976
Kentucky Fried Chicken	Lebanon	IN	—	(14)	337	1,348	—	1,685	30	7/31/2013	1983
Kentucky Fried Chicken	Springfield	IL	—	(14)	212	1,203	—	1,415	26	7/31/2013	1987
Kentucky Fried Chicken	Rockford	IL	—	(14)	201	1,142	—	1,343	25	7/31/2013	1995
Kentucky Fried Chicken	New Boston	TX	—	(14)	125	1,127	—	1,252	25	7/31/2013	1995
Kentucky Fried Chicken	Granite City	IL	—	(14)	102	1,083	—	1,185	30	6/27/2013	1987
Kentucky Fried Chicken	Crawfordsville	IN	—	(14)	159	1,068	—	1,227	30	6/27/2013	1979
Kentucky Fried Chicken	Springfield	IL	—	(14)	267	1,068	—	1,335	23	7/31/2013	1987
Kentucky Fried Chicken	Oak Forest	IL	—	(14)	185	1,047	—	1,232	23	7/31/2013	1955
Kentucky Fried Chicken	Green Bay	WI	—	(14)	208	1,022	—	1,230	28	6/27/2013	1986
Kentucky Fried Chicken	Mattoon	IL	—	(14)	113	1,019	—	1,132	22	7/31/2013	1990
Kentucky Fried Chicken	Milwaukee	WI	—	(14)	197	975	—	1,172	27	6/27/2013	1991
Kentucky Fried Chicken	Elmhurst	IL	—	(14)	242	969	—	1,211	21	7/31/2013	1990
Kentucky Fried Chicken	Westchester	IL	—	(14)	238	952	—	1,190	21	7/31/2013	1973
Kentucky Fried Chicken	Mount Pleasant	TX	—	(14)	106	952	—	1,058	21	7/31/2013	1992
Kentucky Fried Chicken	Dolton	IL	—	(14)	167	946	—	1,113	21	7/31/2013	1975
Kentucky Fried Chicken	Tipton	IN	—	(14)	104	936	—	1,040	21	7/31/2013	1998
Kentucky Fried Chicken	Crawfordsville	IN	—	(14)	234	934	—	1,168	21	7/31/2013	1991
Kentucky Fried Chicken	Milwaukee	WI	—	(14)	138	924	—	1,062	26	6/27/2013	1992
Kentucky Fried Chicken	Germantown	WI	—	(14)	368	913	—	1,281	25	6/27/2013	1992
Kentucky Fried Chicken	Lafayette	IN	—	(14)	304	912	—	1,216	20	7/31/2013	1990

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Kentucky Fried Chicken	Frankfort	IN	—	(14)	99	893	—	992	20	7/31/2013	1985
Kentucky Fried Chicken	Hartford City	IN	—	(14)	99	889	—	988	20	7/31/2013	1978
Kentucky Fried Chicken	Kokomo	IN	—	(14)	199	798	—	997	18	7/31/2013	1993
Kentucky Fried Chicken	Milwaukee	WI	—	(14)	281	795	—	1,076	22	6/27/2013	1992
Kentucky Fried Chicken	Milwaukee	WI	—	(14)	396	773	—	1,169	21	6/27/2013	1991
Kentucky Fried Chicken	Shreveport	LA	—	(14)	616	753	—	1,369	17	7/31/2013	1995
Kentucky Fried Chicken	Milwaukee	WI	—	(14)	89	750	—	839	21	6/27/2013	1989
Kentucky Fried Chicken	West Bend	WI	—	(14)	185	705	—	890	20	6/27/2013	1972
Kentucky Fried Chicken	South Milwaukee	WI	—	(14)	197	695	—	892	19	6/27/2013	1993
Kentucky Fried Chicken	Allison Park	PA	—	(14)	246	683	—	929	19	6/27/2013	1978
Kentucky Fried Chicken	Warren	OH	—	(14)	426	640	—	1,066	14	7/31/2013	1987
Kentucky Fried Chicken	Minden	LA	—	(14)	274	639	—	913	14	7/31/2013	1995
Kentucky Fried Chicken	Texarkana	AR	—	(14)	111	630	—	741	14	7/31/2013	1980
Kentucky Fried Chicken	Wauwatosa	WI	—	(14)	135	615	—	750	17	6/27/2013	1992
Kentucky Fried Chicken	Greenville	TX	—		119	585	—	704	16	6/27/2013	1988
Kentucky Fried Chicken	Green Bay	WI	—	(14)	470	574	—	1,044	13	7/31/2013	1986
Kentucky Fried Chicken	Noblesville	IN	—	(14)	363	545	—	908	12	7/31/2013	2005
Kentucky Fried Chicken	Shreveport	LA	—	(14)	352	528	—	880	12	7/31/2013	1998
Kentucky Fried Chicken	Shreveport	LA	—	(14)	427	522	—	949	11	7/31/2013	1997
Kentucky Fried Chicken	Shreveport	LA	—	(14)	343	514	—	857	11	7/31/2013	1995
Kentucky Fried Chicken	New Kensington	PA	—	(14)	324	487	—	811	11	7/31/2013	1967
Kentucky Fried Chicken	Burnsville	MN	—		267	267	—	534	6	7/31/2013	1988
Kentucky Fried Chicken / A&W	Charleston	IL	—	(14)	282	1,514	—	1,796	42	6/27/2013	2003
Kentucky Fried Chicken / Taco Bell	Canonsburg	PA	—	(14)	176	1,586	—	1,762	35	7/31/2013	1996
Kentucky Fried Chicken / Taco Bell	Dunkirk	NY	—	(14)	800	978	—	1,778	21	7/31/2013	2000
Kentucky Fried Chicken / Taco Bell	Geneva	NY	—	(14)	569	695	—	1,264	15	7/31/2013	1999
Kettle Restaurant	College Station	TX	—		225	249	—	474	7	6/27/2013	1981
Kettle Restaurant	San Antonio	TX	—		168	206	—	374	5	7/31/2013	1965
Krystal	Memphis	TN	—	(14)	257	1,029	—	1,286	48	4/23/2013	1975
Krystal	Huntsville	AL	—	(14)	348	811	—	1,159	38	4/23/2013	1960
Krystal	Memphis	TN	—	(14)	181	723	—	904	34	4/23/2013	1972
Krystal	Huntsville	AL	—		305	712	—	1,017	29	6/10/2013	1985
Krystal	Lawrenceburg	TN	—	(14)	304	709	—	1,013	33	4/23/2013	1980
Krystal	Murfreesboro	TN	—	(14)	465	698	—	1,163	33	4/23/2013	2008
Krystal	Valley	AL	—	(14)	297	694	—	991	33	4/23/2013	1979
Krystal	Chattanooga	TN	—	(14)	440	659	—	1,099	31	4/23/2013	1983
Krystal	Huntsville	AL	—	(14)	352	654	—	1,006	31	4/23/2013	1971
Krystal	Corinth	MS	—	(14)	279	652	—	931	31	4/23/2013	2007
Krystal	Montgomery	AL	—	(14)	502	613	—	1,115	29	4/23/2013	1962
Krystal	Montgomery	AL	—	(14)	303	562	—	865	26	4/23/2013	1962
Krystal	Vestavia Hills	AL	—	(14)	342	513	—	855	24	4/23/2013	1979

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Kum & Go	Gillette	WY	—		878	2,048	—	2,926	58	6/28/2013	2013
Lee's Famous Recipe Chicken	Saint Louis	MO	—		107	874	—	981	24	6/27/2013	1984
Lee's Famous Recipe Chicken	Saint Ann	MO	—		187	571	—	758	16	6/27/2013	1984
Lee's Famous Recipe Chicken	Florissant	MO	—		306	560	—	866	16	6/27/2013	1984
Logan's Roadhouse	Mt. Juliet	TN	—	(14)	1,366	2,538	—	3,904	63	7/31/2013	2006
Logan's Roadhouse	Owasso	OK	—	(14)	1,449	2,173	—	3,622	54	7/31/2013	2006
Long John Silver's	Marion	IL	—	(14)	305	1,059	—	1,364	29	6/27/2013	1983
Long John Silver's	Litchfield	IL	—	(14)	194	996	—	1,190	28	6/27/2013	1986
Long John Silver's	West Frankfort	IL	—	(14)	244	996	—	1,240	28	6/27/2013	1976
Long John Silver's	Collinsville	IL	—	(14)	220	940	—	1,160	26	6/27/2013	2006
Long John Silver's	Merced	CA	—	(14)	174	695	—	869	15	7/31/2013	1982
Long John Silver's	Asheville	NC	—	(14)	586	693	—	1,279	19	6/27/2013	1992
Long John Silver's	Albuquerque	NM	—		227	680	—	907	15	7/31/2013	1975
Long John Silver's	Penn Hills	PA	—		438	656	—	1,094	14	7/31/2013	1993
Long John Silver's	Hays	KS	—	(14)	160	624	—	784	17	6/27/2013	1994
Long John Silver's	Las Cruces	NM	—	(14)	242	565	—	807	12	7/31/2013	1975
Long John Silver's	Arlington	TX	—		365	537	—	902	15	6/27/2013	1993
Long John Silver's	Garden City	KS	—	(14)	120	530	—	650	15	6/27/2013	1978
Long John Silver's	Fairview Heights	IL	—	(14)	258	525	—	783	15	6/27/2013	1976
Long John Silver's	Mount Carmel	IL	—	(14)	105	484	—	589	13	6/27/2013	1977
Long John Silver's	Vandalia	IL	—	(14)	101	484	—	585	13	6/27/2013	1976
Long John Silver's	Jacksonville	IL	—	(14)	171	431	—	602	12	6/27/2013	1978
Long John Silver's	Cleburne	TX	—		205	380	—	585	8	7/31/2013	1986
Long John Silver's	Clarksville	TN	—		339	339	—	678	7	7/31/2013	1993
Long John Silver's	Jackson	TN	—	(14)	264	323	—	587	7	7/31/2013	1995
Long John Silver's	Wood River	IL	—	(14)	251	314	—	565	9	6/27/2013	1975
Long John Silver's	Fairborn	OH	—	(14)	103	300	—	403	8	6/27/2013	1976
Long John Silver's	Englewood	OH	—	(14)	547	—	—	547	—	6/27/2013	1974
Long John Silver's / A&W	Kansas City	MO	—		389	722	—	1,111	16	7/31/2013	1995
Long John Silver's / A&W	Houston	TX	—		480	495	—	975	14	6/27/2013	1993
Long John Silver's / A&W	Austin	TX	—	(14)	459	477	—	936	13	6/27/2013	1993
Long John Silver's / A&W	Murfreesboro	TN	—		219	219	—	438	5	7/31/2013	1985
Long John Silver's / KFC	Green Bay	WI	—	(14)	748	563	—	1,311	16	6/27/2013	1978
Los Tios Mexican Restaurant	Dalton	OH	—	(14)	18	30	—	48	1	6/27/2013	1990
Lowe's	Windham	ME	—	(14)	12,640	—	—	12,640	—	6/3/2013	2006
Mattress Firm	Evansville	IN	—	(14)	117	2,227	—	2,344	115	2/11/2013	2012
Mattress Firm	Spokane	WA	—	(14)	409	1,685	—	2,094	72	4/4/2013	2013
Mattress Firm	Spokane	WA	—	(14)	511	1,582	—	2,093	68	3/28/2013	2013

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Mattress Firm	Mishawaka	IN	—		375	1,500	—	1,875	35	7/30/2013	2013
Mattress Firm	Tallahassee	FL	—	(14)	924	1,386	—	2,310	52	5/14/2013	2013
Mattress Firm	Bountiful	UT	—	(14)	736	1,367	—	2,103	77	12/31/2012	2012
Mattress Firm	Destin	FL	—		693	1,287	—	1,980	42	6/5/2013	2013
Mattress Firm	Rogers	AR	—	(14)	321	1,284	—	1,605	66	2/6/2013	2012
Mattress Firm	Wilmington	NC	—		412	1,257	—	1,669	53	3/29/2013	2013
Mattress Firm	Lafayette	LA	—	(14)	—	1,251	—	1,251	47	5/2/2013	2013
Mattress Firm	Daphne	AL	—		528	1,233	—	1,761	17	10/1/2013	2013
Mattress Firm	Dothan	AL	—	(14)	406	1,217	—	1,623	46	5/14/2013	2013
Mattress Firm	Knoxville	TN	—	(14)	586	1,088	—	1,674	46	3/19/2013	2012
Mattress Firm	Greenville	NC	—	(14)	1,085	1,085	—	2,170	66	12/12/2012	2012
Mattress Firm	Bowling Green	KY	—	(14)	648	973	—	1,621	36	4/25/2013	2012
McDonald's	Scotland Neck	NC	—	(14)	320	—	—	320	—	6/27/2013	N/A
Mezcal Mexican Restaurant	Grafton	OH	—		64	191	—	255	5	7/31/2013	1990
Monro Muffler	Lewiston	ME	—	(14)	279	1,115	—	1,394	43	5/10/2013	1976
Monterey's Tex Mex	Tulsa	OK	—		135	406	—	541	10	7/31/2013	2001
Native New Yorker	Glendale	AZ	—	(14)	254	420	—	674	12	6/27/2013	1998
O'Charley's	Dalton	GA	—	(14)	406	1,817	—	2,223	52	6/27/2013	1993
O'Charley's	Tucker	GA	—	(14)	1,037	866	—	1,903	25	6/27/2013	1993
Parking Lot	Kingston	PA	—	(14)	29	—	—	29	—	6/27/2013	N/A
Pizza Hut	Chester	VA	—	(14)	473	1,104	—	1,577	24	7/31/2013	1983
Pizza Hut	Ashland	VA	—	(14)	589	1,093	—	1,682	24	7/31/2013	1989
Pizza Hut	Amarillo	TX	—	(14)	339	1,016	—	1,355	22	7/31/2013	1976
Pizza Hut	Amarillo	TX	—	(14)	254	1,015	—	1,269	22	7/31/2013	1980
Pizza Hut	Fort Stockton	TX	—	(14)	252	1,007	—	1,259	22	7/31/2013	2008
Pizza Hut	Christiansburg	VA	—	(14)	494	918	—	1,412	20	7/31/2013	1982
Pizza Hut	Odessa	TX	—	(14)	588	882	—	1,470	19	7/31/2013	1972
Pizza Hut	Hopewell	VA	—	(14)	707	864	—	1,571	19	7/31/2013	1985
Pizza Hut	Clifton Forge	VA	—	(14)	287	861	—	1,148	19	7/31/2013	1978
Pizza Hut	Odessa	TX	—	(14)	456	847	—	1,303	19	7/31/2013	1976
Pizza Hut	Richmond	VA	—	(14)	666	814	—	1,480	18	7/31/2013	1978
Pizza Hut	Odessa	TX	—	(14)	627	766	—	1,393	17	7/31/2013	1979
Pizza Hut	JACKSON	GA	—	(14)	673	735	—	1,408	20	6/27/2013	1987
Pizza Hut	Salisbury	MD	—	(14)	245	734	—	979	16	7/31/2013	1983
Pizza Hut	Delaware	OH	—	(14)	270	721	—	991	20	6/27/2013	1975
Pizza Hut	Pecos	TX	—	(14)	387	719	—	1,106	16	7/31/2013	1974
Pizza Hut	Petersburg	VA	—	(14)	378	701	—	1,079	15	7/31/2013	1979
Pizza Hut	Odessa	TX	—	(14)	457	685	—	1,142	15	7/31/2013	1976
Pizza Hut	Monahans	TX	—	(14)	361	671	—	1,032	15	7/31/2013	1979
Pizza Hut	Bedford	VA	—	(14)	548	670	—	1,218	15	7/31/2013	1977
Pizza Hut	San Angelo	TX	—	(14)	214	641	—	855	14	7/31/2013	1977
Pizza Hut	San Angelo	TX	—	(14)	268	624	—	892	14	7/31/2013	1980
Pizza Hut	Midland	TX	—	(14)	506	619	—	1,125	14	7/31/2013	1978
Pizza Hut	Downers Grove	IL	—		504	616	—	1,120	14	7/31/2013	1985
Pizza Hut	Detroit	MI	—		501	612	—	1,113	13	7/31/2013	1984
Pizza Hut	Newport News	VA	—	(14)	394	591	—	985	13	7/31/2013	1969
Pizza Hut	Newport News	VA	—	(14)	394	591	—	985	13	7/31/2013	1970
Pizza Hut	Columbia	SC	—	(14)	881	588	—	1,469	13	7/31/2013	1977
Pizza Hut	Odessa	TX	—	(14)	572	572	—	1,144	13	7/31/2013	1976
Pizza Hut	Tyler	TX	—		238	555	—	793	15	6/27/2013	1981

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Pizza Hut	San Angelo	TX	—	(14)	237	552	—	789	12	7/31/2013	1975
Pizza Hut	Dearborn	MI	—		284	528	—	812	12	7/31/2013	1977
Pizza Hut	Aurora	IL	—	(14)	281	522	—	803	11	7/31/2013	1986
Pizza Hut	Cheraw	SC	—	(14)	415	507	—	922	11	7/31/2013	1984
Pizza Hut	Midland	TX	—	(14)	414	506	—	920	11	7/31/2013	1975
Pizza Hut	Louisville	KY	—	(14)	539	499	—	1,038	14	6/27/2013	1975
Pizza Hut	Batesburg	SC	—	(14)	261	484	—	745	11	7/31/2013	1987
Pizza Hut	Greensboro	GA	—	(14)	569	465	—	1,034	10	7/31/2013	1989
Pizza Hut	Crystal City	TX	—	(14)	148	453	—	601	13	6/27/2013	1981
Pizza Hut	Abilene	TX	—	(14)	549	449	—	998	10	7/31/2013	1980
Pizza Hut	Sweetwater	TX	—		77	435	—	512	10	7/31/2013	1975
Pizza Hut	Detroit	MI	—		105	421	—	526	9	7/31/2013	1986
Pizza Hut	Pageland	SC	—	(14)	344	420	—	764	9	7/31/2013	1999
Pizza Hut	West Columbia	SC	—	(14)	507	415	—	922	9	7/31/2013	1980
Pizza Hut	Edgefield	SC	—	(14)	221	410	—	631	9	7/31/2013	1986
Pizza Hut	Coleman	TX	—		69	391	—	460	9	7/31/2013	1975
Pizza Hut	Stevens Point	WI	—		130	390	—	520	9	7/31/2013	1989
Pizza Hut	Laurens	SC	—	(14)	454	371	—	825	8	7/31/2013	1989
Pizza Hut	Elmira	NY	—		199	370	—	569	8	7/31/2013	1975
Pizza Hut	Wellsville	NY	—		123	368	—	491	8	7/31/2013	1978
Pizza Hut	Ann Arbor	MI	—		119	367	—	486	10	6/27/2013	1991
Pizza Hut	Bishopville	SC	—	(14)	365	365	—	730	8	7/31/2013	1987
Pizza Hut	Cedar City	UT	—		52	361	—	413	10	6/27/2013	1978
Pizza Hut	Eatonton	GA	—	(14)	353	353	—	706	8	7/31/2013	1988
Pizza Hut	Saluda	SC	—	(14)	346	346	—	692	8	7/31/2013	1995
Pizza Hut	Hampton	VA	—	(14)	641	345	—	986	8	7/31/2013	1977
Pizza Hut	Merrill	WI	—		83	331	—	414	7	7/31/2013	1980
Pizza Hut	Red Bank	TN	—	(14)	215	323	—	538	7	7/31/2013	1975
Pizza Hut	Colonial Heights	VA	—	(14)	311	311	—	622	7	7/31/2013	1991
Pizza Hut	Richmond	VA	—	(14)	311	311	—	622	7	7/31/2013	1991
Pizza Hut	Seminole	TX	—		53	301	—	354	7	7/31/2013	1977
Pizza Hut	Tucker	GA	—		192	288	—	480	6	7/31/2013	1974
Pizza Hut	Front Royal	VA	—	(14)	191	287	—	478	6	7/31/2013	1973
Pizza Hut	Mobile	AL	—		127	276	—	403	8	6/27/2013	1974
Pizza Hut	Dawson	GA	—		131	274	—	405	8	6/27/2013	1987
Pizza Hut	Lafayette	LA	—		68	271	—	339	8	6/27/2013	1990
Pizza Hut	Oklahoma City	OK	—	(14)	268	268	—	536	6	7/31/2013	1984
Pizza Hut	Page	AZ	—		66	263	—	329	6	7/31/2013	1977
Pizza Hut	Bowling Green	OH	—		141	262	—	403	6	7/31/2013	1979
Pizza Hut	Antigo	WI	—		45	252	—	297	6	7/31/2013	1997
Pizza Hut	Santee	SC	—	(14)	371	248	—	619	5	7/31/2013	1972
Pizza Hut	Saint George	SC	—	(14)	367	245	—	612	5	7/31/2013	1980
Pizza Hut	Ashburn	GA	—		102	233	—	335	6	6/27/2013	1988

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Pizza Hut	Box Elder	SD	—	(14)	68	217	—	285	6	6/27/2013	1985
Pizza Hut	Shamokin	PA	—		54	217	—	271	5	7/31/2013	1976
Pizza Hut	Kanab	UT	—		52	210	—	262	5	7/31/2013	1989
Pizza Hut	Hayward	WI	—		51	205	—	256	5	7/31/2013	1993
Pizza Hut	Plover	WI	—		85	199	—	284	4	7/31/2013	1994
Pizza Hut	Defiance	OH	—		114	197	—	311	5	6/27/2013	1977
Pizza Hut	Schofield	WI	—		106	196	—	302	4	7/31/2013	1987
Pizza Hut	Monticello	FL	—		115	195	—	310	5	6/27/2013	1987
Pizza Hut	Abbotsford	WI	—		159	195	—	354	4	7/31/2013	1980
Pizza Hut	Marietta	OH	—		104	193	—	297	4	7/31/2013	1986
Pizza Hut	Hurricane	WV	—		126	188	—	314	4	7/31/2013	1978
Pizza Hut	East Syracuse	NY	—		137	185	—	322	5	6/27/2013	1978
Pizza Hut	Cleveland	OH	—		87	175	—	262	5	6/27/2013	1985
Pizza Hut	Toledo	OH	—		58	173	—	231	5	6/27/2013	1978
Pizza Hut	Sandusky	OH	—		140	171	—	311	4	7/31/2013	1982
Pizza Hut	Abilene	TX	—	(14)	397	170	—	567	4	7/31/2013	1976
Pizza Hut	Ronceverte	WV	—		66	162	—	228	4	6/27/2013	1978
Pizza Hut	Eagle River	WI	—		28	159	—	187	3	7/31/2013	1991
Pizza Hut	Middleburg Heights	OH	—		128	156	—	284	3	7/31/2013	1985
Pizza Hut	North Olmsted	OH	—		122	153	—	275	4	6/27/2013	1977
Pizza Hut	Cross Lanes	WV	—		122	149	—	271	3	7/31/2013	1977
Pizza Hut	Beckley	WV	—		160	131	—	291	3	7/31/2013	1977
Pizza Hut	Stamford	TX	—		38	115	—	153	3	7/31/2013	1970
Pizza Hut	Norwalk	OH	—	(14)	77	115	—	192	3	7/31/2013	1977
Pizza Hut	Ballinger	TX	—		34	109	—	143	3	6/27/2013	1978
Pizza Hut	Strongsville	OH	—		74	108	—	182	3	6/27/2013	1977
Pizza Hut	Neillsville	WI	—		35	106	—	141	2	7/31/2013	1995
Pizza Hut	Milton	WV	—		24	96	—	120	2	7/31/2013	1978
Pizza Hut	Waupaca	WI	—		61	91	—	152	2	7/31/2013	1991
Pizza Hut	Tomahawk	WI	—		35	81	—	116	2	7/31/2013	1986
Pizza Hut	Nedrow	NY	—		55	80	—	135	2	6/27/2013	1979
Pizza Hut	Clintonville	WI	—		208	69	—	277	2	7/31/2013	1978
Pizza Hut	Rochester	NY	—		62	62	—	124	1	7/31/2013	1989
Pizza Hut	Lambertville	MI	—		110	6	—	116	—	7/31/2013	1995
Pizza Hut	Huntington	WV	—		190	4	—	194	—	7/31/2013	1979
Pizza Hut	Adrian	MI	—		265	—	—	265	—	6/27/2013	N/A
Pizza Hut	Monroe	MI	—		220	—	—	220	—	6/27/2013	1977
Pizza Hut	Bedford	OH	—		183	—	—	183	—	6/27/2013	N/A
Ponderosa	Indiana	PA	—		676	1,255	—	1,931	31	7/31/2013	2000
Ponderosa	Massena	NY	—		190	570	—	760	14	7/31/2013	1988
Ponderosa	Scottsburg	IN	—	(14)	430	141	—	571	4	6/27/2013	1985
Popeyes	Marksville	LA	—	(14)	487	1,129	—	1,616	31	6/27/2013	1987
Popeyes	Tampa	FL	—	(14)	673	1,065	—	1,738	30	6/27/2013	2000

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Popeyes	Winter Haven	FL	—	(14)	484	1,001	—	1,485	28	6/27/2013	1976
Popeyes	Greenville	MS	—	(14)	513	977	—	1,490	27	6/27/2013	1984
Popeyes	Brandon	FL	—	(14)	776	961	—	1,737	27	6/27/2013	1978
Popeyes	Jacksonville	FL	—	(14)	781	955	—	1,736	21	7/31/2013	1955
Popeyes	Orlando	FL	—	(14)	782	955	—	1,737	21	7/31/2013	2004
Popeyes	Lafayette	LA	—	(14)	473	901	—	1,374	25	6/27/2013	1996
Popeyes	Lafayette	LA	—	(14)	434	899	—	1,333	25	6/27/2013	1993
Popeyes	Eunice	LA	—	(14)	382	891	—	1,273	20	7/31/2013	1986
Popeyes	Orange	TX	—	(14)	456	847	—	1,303	19	7/31/2013	2004
Popeyes	Lakeland	FL	—	(14)	830	830	—	1,660	18	7/31/2013	1999
Popeyes	Bayou Vista	LA	—	(14)	375	709	—	1,084	20	6/27/2013	1985
Popeyes	Nederland	TX	—	(14)	445	668	—	1,113	15	7/31/2013	1988
Popeyes	Omaha	NE	—	(14)	264	615	—	879	14	7/31/2013	1985
Popeyes	Port Arthur	TX	—	(14)	408	589	—	997	16	6/27/2013	1984
Popeyes	Franklin	LA	—	(14)	283	538	—	821	15	6/27/2013	1985
Popeyes	Austin	TX	—		1,216	533	—	1,749	15	6/27/2013	1996
Popeyes	Omaha	NE	—	(14)	343	515	—	858	11	7/31/2013	1996
Popeyes	Saint Louis	MO	—	(14)	248	460	—	708	13	6/27/2013	1959
Popeyes	Saint Louis	MO	—	(14)	288	431	—	719	9	7/31/2013	1978
Popeyes	Baton Rouge	LA	—	(14)	323	394	—	717	9	7/31/2013	1999
Popeyes	Ferguson	MO	—	(14)	128	383	—	511	8	7/31/2013	1984
Popeyes	Miami	FL	—		220	330	—	550	7	7/31/2013	1962
Popeyes	Houston	TX	—		295	241	—	536	5	7/31/2013	1976
Popeyes	Portsmouth	VA	—	(14)	369	230	—	599	6	6/27/2013	2002
Popeyes	Houston	TX	—		278	227	—	505	5	7/31/2013	1978
Popeyes	Newport News	VA	—	(14)	381	217	—	598	6	6/27/2013	2002
Popeyes	Houston	TX	—		111	166	—	277	4	7/31/2013	1976
Quincy's Family Steakhouse	Monroe	NC	—		560	458	—	1,018	11	7/31/2013	1978
Rally's	Indianapolis	IN	—	(14)	1,168	—	—	1,168	—	7/31/2013	N/A
Rally's	Indianapolis	IN	—	(14)	1,168	—	—	1,168	—	7/31/2013	N/A
Rancho Grande Grill	Andalusia	AL	—		94	251	—	345	7	6/27/2013	2004
Rite Aid	Burton	MI	—		128	2,541	—	2,669	63	7/26/2013	1999
Rite Aid	Wilson	NC	—		573	1,337	—	1,910	33	7/30/2013	2002
Rite Aid	Adams	MA	—		300	1,200	—	1,500	30	7/30/2013	2000
Rolls-Royce Corporation	Indianapolis	IN	—	(14)	5,770	64,063	—	69,833	2,100	5/9/2013	2000
Rubbermaid	Brimfield	OH	—	(14)	1,552	29,485	—	31,037	1,650	1/31/2013	2012
Rubbermaid	Bowling Green	OH	—		714	13,560	—	14,274	345	7/29/2013	2013
Saltwater Willy's	Grapevine	TX	—	(14)	572	868	—	1,440	25	6/27/2013	1999
Schlotzsky's Deli	Colorado Springs	CO	—	(14)	530	530	—	1,060	15	6/27/2013	1997
Schlotzsky's Deli	Louisville	KY	—	(14)	321	342	—	663	9	6/27/2013	1998
Senor Panchos	Orrville	OH	—	(14)	99	176	—	275	5	6/27/2013	1990
Shoney's	Grenada	MS	—		270	809	—	1,079	18	7/31/2013	1991
Shoney's	Columbia	SC	—	(14)	446	545	—	991	12	7/31/2013	1985

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Shoney's	West Columbia	SC	—	(14)	392	262	—	654	6	7/31/2013	1977
Snowflake Donut Shop	Gun Barrel City	TX	—		241	383	—	624	11	6/27/2013	2008
Sonic Drive-In	Crystal River	FL	—	(14)	107	322	—	429	7	7/31/2013	2008
Sonic Drive-In	Mulberry	FL	—	(14)	165	298	—	463	8	6/27/2013	2004
Sonic Drive-In	Wadesboro	NC	—	(14)	137	266	—	403	7	6/27/2013	2007
Sonic Drive-In	Spring Hill	FL	—	(14)	79	252	—	331	7	6/27/2013	2003
Sonny's BBQ	Venice	FL	—	(14)	338	507	—	845	13	7/31/2013	1978
Sports Wings	Sumter	SC	—	(14)	73	109	—	182	2	7/31/2013	1988
Stripes Gas & Convenience	Rio Hondo	TX	—	(14)	293	2,640	—	2,933	136	2/15/2013	2008
Stripes Gas & Convenience	Pharr	TX	—	(14)	281	2,531	—	2,812	130	2/15/2013	1995
Stripes Gas & Convenience	Andrews	TX	—	(14)	406	2,302	—	2,708	119	2/15/2013	2008
Stripes Gas & Convenience	La Feria	TX	—	(14)	219	1,970	—	2,189	101	2/15/2013	2008
Sun Trust Bank	Waldorf	MD	—	(14)	523	2,962	—	3,485	119	3/22/2013	1964
Sun Trust Bank	Mocksville	NC	—	(14)	978	2,933	—	3,911	118	3/22/2013	2000
Sun Trust Bank	Annapolis	MD	—		2,653	2,170	—	4,823	48	7/23/2013	1976
Sun Trust Bank	Richmond	VA	—	(14)	224	2,012	—	2,236	81	4/12/2013	1909
Sun Trust Bank	Tallahassee	FL	—	(14)	828	1,933	—	2,761	78	4/12/2013	1991
Sun Trust Bank	Dunedin	FL	—	(14)	479	1,917	—	2,396	77	3/22/2013	1995
Sun Trust Bank	Monroe	NC	—	(14)	204	1,837	—	2,041	74	4/12/2013	1920
Sun Trust Bank	Plant City	FL	—	(14)	751	1,753	—	2,504	70	3/22/2013	2000
Sun Trust Bank	Destin	FL	—	(14)	572	1,717	—	2,289	69	4/12/2013	1998
Sun Trust Bank	Jesup	GA	—	(14)	184	1,657	—	1,841	67	3/22/2013	1964
Sun Trust Bank	Atlanta	GA	—	(14)	1,018	1,527	—	2,545	61	4/12/2013	1965
Sun Trust Bank	Coral Springs	FL	—	(14)	654	1,525	—	2,179	61	4/12/2013	1996
Sun Trust Bank	Rocky Mount	VA	—	(14)	265	1,504	—	1,769	47	5/22/2013	1961
Sun Trust Bank	Dunwoody	GA	—	(14)	1,784	1,460	—	3,244	59	3/22/2013	1972
Sun Trust Bank	Melbourne	FL	—	(14)	464	1,392	—	1,856	56	4/12/2013	1987
Sun Trust Bank	Durham	NC	—	(14)	747	1,388	—	2,135	56	4/12/2013	1973
Sun Trust Bank	North Port	FL	—	(14)	460	1,381	—	1,841	55	3/22/2013	1982
Sun Trust Bank	Hudson	FL	—	(14)	448	1,345	—	1,793	54	3/22/2013	1979
Sun Trust Bank	Port Orange	FL	—	(14)	563	1,314	—	1,877	53	3/22/2013	1982
Sun Trust Bank	Nashville	TN	—	(14)	1,598	1,308	—	2,906	53	4/12/2013	1992
Sun Trust Bank	Chattanooga	TN	—	(14)	223	1,263	—	1,486	51	3/22/2013	1953
Sun Trust Bank	Palm Harbor	FL	—	(14)	535	1,249	—	1,784	50	4/12/2013	1994
Sun Trust Bank	Bowdon	GA	—	(14)	416	1,247	—	1,663	50	3/22/2013	1900
Sun Trust Bank	Orlando	FL	—	(14)	805	1,208	—	2,013	49	4/12/2013	1988
Sun Trust Bank	Madison	TN	—	(14)	286	1,143	—	1,429	46	3/22/2013	1953
Sun Trust Bank	Miami	FL	—	(14)	1,393	1,140	—	2,533	46	4/12/2013	1982
Sun Trust Bank	Lakeland	FL	—	(14)	598	1,110	—	1,708	45	4/12/2013	1988
Sun Trust Bank	South Daytona Beach	FL	—	(14)	592	1,099	—	1,691	44	4/12/2013	1985
Sun Trust Bank	Port Orange	FL	—	(14)	590	1,095	—	1,685	44	3/22/2013	1989
Sun Trust Bank	Anderson	SC	—	(14)	574	1,065	—	1,639	43	3/22/2013	1998
Sun Trust Bank	West Palm Beach	FL	—	(14)	1,026	1,026	—	2,052	41	3/22/2013	1981

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Sun Trust Bank	Frederick	MD	—	(14)	991	991	—	1,982	35	4/26/2013	1880
Sun Trust Bank	Roswell	GA	—	(14)	1,425	950	—	2,375	38	4/12/2013	1988
Sun Trust Bank	Ellicott City	MD	—	(14)	1,728	931	—	2,659	37	3/22/2013	1975
Sun Trust Bank	Belmont	NC	—	(14)	616	924	—	1,540	37	3/22/2013	1970
Sun Trust Bank	Lexington	NC	—	(14)	447	831	—	1,278	33	4/12/2013	2001
Sun Trust Bank	Kissimmee	FL	—	(14)	1,167	778	—	1,945	31	4/12/2013	1981
Sun Trust Bank	Greensboro	NC	—	(14)	403	748	—	1,151	30	4/12/2013	1962
Sun Trust Bank	Travelers Rest	SC	—	(14)	746	746	—	1,492	30	4/12/2013	1995
Sun Trust Bank	St. Simons Island	GA	—	(14)	1,363	734	—	2,097	29	3/22/2013	1975
Sun Trust Bank	Pensacola	FL	—	(14)	886	725	—	1,611	29	4/12/2013	1979
Sun Trust Bank	Concord	NC	—	(14)	707	707	—	1,414	28	4/12/2013	1988
Sun Trust Bank	Lake Wales	FL	—	(14)	671	671	—	1,342	27	3/22/2013	1988
Sun Trust Bank	Raleigh	NC	—	(14)	658	658	—	1,316	26	3/22/2013	1997
Sun Trust Bank	Zebulon	NC	—	(14)	515	630	—	1,145	25	3/22/2013	1972
Sun Trust Bank	Nashville	TN	—	(14)	613	613	—	1,226	25	4/12/2013	1970
Sun Trust Bank	Belton	SC	—	(14)	473	578	—	1,051	23	4/12/2013	1967
Sun Trust Bank	Burlington	NC	—	(14)	446	545	—	991	22	4/12/2013	1995
Sun Trust Bank	Oakboro	NC	—		360	540	—	900	12	7/23/2013	1970
Sun Trust Bank	Carrboro	NC	—	(14)	512	512	—	1,024	21	4/12/2013	1980
Sun Trust Bank	Cheriton	VA	—	(14)	90	510	—	600	21	3/22/2013	1975
Sun Trust Bank	Atlanta	GA	—	(14)	1,435	478	—	1,913	19	4/12/2013	1970
Sun Trust Bank	Lynchburg	VA	—	(14)	251	466	—	717	19	3/22/2013	1973
Sun Trust Bank	Dunnellon	FL	—	(14)	82	463	—	545	19	3/22/2013	1980
Sun Trust Bank	Norfolk	VA	—	(14)	656	437	—	1,093	18	4/12/2013	1990
Sun Trust Bank	Richmond	VA	—	(14)	277	416	—	693	17	3/22/2013	1959
Sun Trust Bank	Matthews	NC	—	(14)	382	382	—	764	15	3/22/2013	1971
Sun Trust Bank	Yadkinville	NC	—	(14)	200	371	—	571	15	4/12/2013	1975
Sun Trust Bank	Petersburg	VA	—	(14)	102	306	—	408	12	4/12/2013	1975
Sun Trust Bank	Nashville	TN	—		567	305	—	872	7	7/23/2013	1954
Sun Trust Bank	La Vergne	TN	—	(14)	171	209	—	380	8	3/22/2013	1985
T.G.I. Friday's	Warwick	RI	—		1,228	2,775	—	4,003	80	6/27/2013	1983
T.G.I. Friday's	Kentwood	MI	—	(14)	281	2,533	—	2,814	63	7/31/2013	1983
T.G.I. Friday's	Bismarck	ND	—	(14)	1,038	1,928	—	2,966	48	7/31/2013	2000
T.G.I. Friday's	Blasdell	NY	—	(14)	1,215	1,913	—	3,128	55	6/27/2013	2000
T.G.I. Friday's	Ann Arbor	MI	—	(14)	547	1,640	—	2,187	41	7/31/2013	1998
T.G.I. Friday's	Royal Palm Beach	FL	—	(14)	1,530	1,530	—	3,060	38	7/31/2013	2001
T.G.I. Friday's	Rochester	MN	—	(14)	1,347	1,102	—	2,449	27	7/31/2013	1993
T.G.I. Friday's	Novi	MI	—	(14)	1,042	1,042	—	2,084	26	7/31/2013	1994
Taco Bell	Vacaville	CA	—	(14)	522	1,513	—	2,035	42	6/27/2013	1985
Taco Bell	Suisun City	CA	—	(14)	355	1,419	—	1,774	31	7/31/2013	1986
Taco Bell	Vacaville	CA	—	(14)	1,184	1,375	—	2,559	38	6/27/2013	1994
Taco Bell	Fairfield	CA	—	(14)	500	1,327	—	1,827	37	6/27/2013	1985
Taco Bell	Rancho Cucamonga	CA	—	(14)	415	1,210	—	1,625	34	6/27/2013	1992

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Taco Bell	Corona	CA	—	(14)	306	1,138	—	1,444	32	6/27/2013	1990
Taco Bell	North Corbin	KY	—	(14)	139	1,082	—	1,221	30	6/27/2013	1986
Taco Bell	Cullman	AL	—	(14)	375	1,053	—	1,428	29	6/27/2013	1988
Taco Bell	Fontana	CA	—	(14)	524	1,016	—	1,540	28	6/27/2013	1992
Taco Bell	Moreno Valley	CA	—	(14)	367	998	—	1,365	28	6/27/2013	1988
Taco Bell	Marion	IN	—	(14)	496	921	—	1,417	20	7/31/2013	1994
Taco Bell	Winfield	AL	—	(14)	278	834	—	1,112	18	7/31/2013	2008
Taco Bell	Westerville	OH	—	(14)	354	827	—	1,181	18	7/31/2013	1992
Taco Bell	Jasper	AL	—	(14)	445	814	—	1,259	23	6/27/2013	1987
Taco Bell	Dora	AL	—	(14)	348	813	—	1,161	18	7/31/2013	1995
Taco Bell	Hilliard	OH	—	(14)	424	787	—	1,211	17	7/31/2013	1991
Taco Bell	Hartselle	AL	—	(14)	378	781	—	1,159	22	6/27/2013	1996
Taco Bell	Albertville	AL	—	(14)	419	778	—	1,197	17	7/31/2013	2000
Taco Bell	Dayton	OH	—	(14)	129	732	—	861	16	7/31/2013	1995
Taco Bell	Pickerington	OH	—	(14)	470	705	—	1,175	15	7/31/2013	1991
Taco Bell	Detroit	MI	—		124	704	—	828	15	7/31/2013	1989
Taco Bell	Warrior	AL	—	(14)	364	675	—	1,039	15	7/31/2013	1996
Taco Bell	Marysville	OH	—	(14)	412	618	—	1,030	14	7/31/2013	1992
Taco Bell	Anniston	AL	—		80	609	—	689	17	6/27/2013	2000
Taco Bell	Kennesaw	GA	—	(14)	162	601	—	763	17	6/27/2013	1984
Taco Bell	Moraine	OH	—		280	505	—	785	14	6/27/2013	1985
Taco Bell / KFC	Milwaukee	WI	—	(14)	533	1,055	—	1,588	29	6/27/2013	1978
Taco Bell / Pizza Hut	Rubidoux	CA	—	(14)	415	1,223	—	1,638	34	6/27/2013	1992
Taco Bell / Pizza Hut	Montclair	CA	—	(14)	322	900	—	1,222	25	6/27/2013	1996
Taco Bueno	Arlington	TX	—	(14)	597	895	—	1,492	20	7/31/2013	2000
Taco Bueno	Waco	TX	—	(14)	595	893	—	1,488	20	7/31/2013	2000
Taco Bueno	Waco	TX	—	(14)	595	892	—	1,487	20	7/31/2013	2000
Taco Bueno	Hutchinson	KS	—	(14)	561	841	—	1,402	18	7/31/2013	2000
Taco Bueno	Springfield	MO	—	(14)	753	753	—	1,506	17	7/31/2013	2006
Taco Bueno	Belton	MO	—	(14)	476	701	—	1,177	19	6/27/2013	2006
Taco Bueno	Frisco	TX	—	(14)	601	577	—	1,178	16	6/27/2013	2000
Taco Bueno	North Richland Hills	TX	—	(14)	423	567	—	990	16	6/27/2013	2000
Taco Bueno	Lubbock	TX	—	(14)	228	561	—	789	16	6/27/2013	2000
Talbots	Lakeville	MA	—	(14)	6,302	25,199	—	31,501	897	5/17/2013	1987
Texas Roadhouse	Kenosha	WI	—	(14)	1,061	1,835	—	2,896	53	6/27/2013	2001
Tire Warehouse	Bangor	ME	—	(14)	289	1,400	—	1,689	39	6/27/2013	1977
Tire Warehouse	Fitchburg	MA	—	(14)	203	704	—	907	20	6/27/2013	1982
TitleMax	Gainesville	GA	—	(14)	221	270	—	491	7	7/31/2013	2007
Tommy Addison's	Edgewood	FL	—	(14)	366	447	—	813	11	7/31/2013	2003
Tractor Supply	Los Banos	CA	—	(14)	1,213	3,638	—	4,851	145	2/28/2013	2009
Tractor Supply	Mims	FL	—		310	2,787	—	3,097	33	10/10/2013	2012
Tractor Supply	Plaistow	NH	—		638	2,552	—	3,190	30	10/10/2013	2012
Tracy's Seafood	Port Arthur	TX	—		43	72	—	115	2	6/27/2013	1998

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Tumbleweed	Zanesville	OH	—	(14)	639	1,491	—	2,130	37	7/31/2013	1998
Tumbleweed	Owensboro	KY	—	(14)	355	1,420	—	1,775	35	7/31/2013	1997
Tumbleweed	Louisville	KY	—	(14)	468	1,404	—	1,872	35	7/31/2013	2001
Tumbleweed	Terre Haute	IN	—	(14)	434	1,303	—	1,737	32	7/31/2013	1997
Tumbleweed	Springfield	OH	—	(14)	549	1,280	—	1,829	32	7/31/2013	1998
Tumbleweed	Bellefontaine	OH	—	(14)	234	938	—	1,172	23	7/31/2013	1999
Tumbleweed	Mayesville	KY	—	(14)	353	823	—	1,176	20	7/31/2013	2000
Tumbleweed	Wooster	OH	—	(14)	342	799	—	1,141	20	7/31/2013	1997
Vacant	Albemarle	NC	—		483	457	—	940	13	6/27/2013	1992
Velox Insurance	Woodstock	GA	—		155	127	—	282	3	7/31/2013	1988
Verizon Wireless	Statesville	NC	—		207	459	—	666	13	6/27/2013	1993
Waffle House	Roanoke	VA	—		176	327	—	503	7	7/31/2013	1987
Waffle House	Cocoa	FL	—		150	279	—	429	6	7/31/2013	1986
Walgreens	Denver	CO	—		—	4,050	—	4,050	122	7/2/2013	2008
Walgreens	Castle Rock	CO	—		1,581	3,689	—	5,270	111	7/11/2013	2002
Wendy's	Columbus	GA	—	(14)	478	2,209	—	2,687	61	6/27/2013	2003
Wendy's	Owego	NY	—	(14)	101	1,915	—	2,016	42	7/31/2013	1989
Wendy's	Pasadena	MD	—	(14)	1,049	1,902	—	2,951	53	6/27/2013	1997
Wendy's	El Paso	TX	—	(14)	630	1,889	—	2,519	42	7/31/2013	1996
Wendy's	Hamilton	OH	—	(14)	655	1,848	—	2,503	51	6/27/2013	2001
Wendy's	Columbus	GA	—	(14)	701	1,787	—	2,488	50	6/27/2013	1999
Wendy's	Kingwood	TX	—	(14)	304	1,724	—	2,028	38	7/31/2013	2001
Wendy's	Corning	NY	—	(14)	191	1,717	—	1,908	38	7/31/2013	1996
Wendy's	Richmond	IN	—	(14)	735	1,716	—	2,451	38	7/31/2013	1989
Wendy's	Albany	GA	—	(14)	414	1,656	—	2,070	36	7/31/2013	2000
Wendy's	Orange	CT	—	(14)	1,343	1,641	—	2,984	36	7/31/2013	2003
Wendy's	Woodbridge	VA	—	(14)	1,193	1,598	—	2,791	44	6/27/2013	1996
Wendy's	Arlington	TX	—	(14)	1,322	1,546	—	2,868	43	6/27/2013	1994
Wendy's	Middletown	OH	—	(14)	494	1,481	—	1,975	33	7/31/2013	1977
Wendy's	Fairborn	OH	—	(14)	629	1,468	—	2,097	32	7/31/2013	1999
Wendy's	Lake Wales	FL	—	(14)	975	1,462	—	2,437	32	7/31/2013	1999
Wendy's	Wintersville	OH	—	(14)	621	1,450	—	2,071	32	7/31/2013	1977
Wendy's	Kenosha	WI	—	(14)	965	1,447	—	2,412	32	7/31/2013	1986
Wendy's	Mcminnville	TN	—	(14)	255	1,443	—	1,698	32	7/31/2013	1984
Wendy's	Centerville	OH	—	(14)	615	1,434	—	2,049	32	7/31/2013	1997
Wendy's	Emporia	VA	—	(14)	631	1,424	—	2,055	39	6/27/2013	1994
Wendy's	Louisville	KY	—	(14)	857	1,421	—	2,278	39	6/27/2013	2000
Wendy's	Kankakee	IL	—	(14)	250	1,419	—	1,669	31	7/31/2013	2005
Wendy's	Hillsboro	OH	—	(14)	291	1,408	—	1,699	39	6/27/2013	1985
Wendy's	Cincinnati	OH	—	(14)	939	1,408	—	2,347	31	7/31/2013	1980
Wendy's	Fairborn	OH	—	(14)	604	1,408	—	2,012	31	7/31/2013	1992
Wendy's	Pounding Mill	VA	—	(14)	296	1,404	—	1,700	39	6/27/2013	2004
Wendy's	Dublin	VA	—	(14)	384	1,402	—	1,786	39	6/27/2013	1993

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Wendy's	Manchester	TN	—	(14)	245	1,390	—	1,635	31	7/31/2013	1984
Wendy's	Louisville	KY	—	(14)	834	1,379	—	2,213	38	6/27/2013	2001
Wendy's	Horseheads	NY	—	(14)	72	1,369	—	1,441	30	7/31/2013	1982
Wendy's	Hamilton	OH	—	(14)	908	1,362	—	2,270	30	7/31/2013	2002
Wendy's	Madison	WI	—	(14)	454	1,362	—	1,816	30	7/31/2013	1998
Wendy's	Hogansville	GA	—	(14)	240	1,359	—	1,599	30	7/31/2013	1985
Wendy's	Brentwood	TN	—	(14)	339	1,356	—	1,695	30	7/31/2013	1982
Wendy's	Milwaukee	WI	—	(14)	338	1,351	—	1,689	30	7/31/2013	1985
Wendy's	Oak Creek	WI	—	(14)	577	1,347	—	1,924	30	7/31/2013	1999
Wendy's	Dayton	OH	—	(14)	723	1,343	—	2,066	30	7/31/2013	1977
Wendy's	Springboro	OH	—	(14)	891	1,336	—	2,227	29	7/31/2013	1979
Wendy's	Auburn	AL	—	(14)	718	1,334	—	2,052	29	7/31/2013	2000
Wendy's	Saint Marys	WV	—	(14)	70	1,322	—	1,392	29	7/31/2013	2001
Wendy's	Fairburn	GA	—	(14)	1,076	1,316	—	2,392	29	7/31/2013	2002
Wendy's	Nashville	TN	—	(14)	328	1,313	—	1,641	29	7/31/2013	1983
Wendy's	Sharpsburg	GA	—	(14)	649	1,299	—	1,948	36	6/27/2013	2002
Wendy's	Connersville	IN	—	(14)	324	1,298	—	1,622	29	7/31/2013	1989
Wendy's	Hamilton	OH	—	(14)	697	1,295	—	1,992	28	7/31/2013	1974
Wendy's	Kenosha	WI	—	(14)	322	1,290	—	1,612	28	7/31/2013	1984
Wendy's	Germantown	WI	—	(14)	419	1,257	—	1,676	28	7/31/2013	1989
Wendy's	Endicott	NY	—	(14)	313	1,253	—	1,566	28	7/31/2013	1987
Wendy's	Parkersburg	WV	—	(14)	311	1,243	—	1,554	27	7/31/2013	1977
Wendy's	Fitchburg	WI	—	(14)	662	1,230	—	1,892	27	7/31/2013	2003
Wendy's	Louisville	KY	—	(14)	532	1,221	—	1,753	34	6/27/2013	1998
Wendy's	Corpus Christi	TX	—	(14)	646	1,199	—	1,845	26	7/31/2013	1987
Wendy's	Fort Smith	AR	—		195	1,186	—	1,381	33	6/27/2013	1995
Wendy's	Columbus	GA	—	(14)	743	1,185	—	1,928	33	6/27/2013	1988
Wendy's	Phenix City	AL	—	(14)	529	1,178	—	1,707	33	6/27/2013	2005
Wendy's	Millville	NJ	—		373	1,169	—	1,542	32	6/27/2013	1994
Wendy's	El Dorado	AR	—		413	1,151	—	1,564	32	6/27/2013	1975
Wendy's	Greenfield	WI	—	(14)	487	1,137	—	1,624	25	7/31/2013	2001
Wendy's	Middletown	OH	—	(14)	755	1,133	—	1,888	25	7/31/2013	1976
Wendy's	Fairmont	WV	—	(14)	224	1,119	—	1,343	31	6/27/2013	1983
Wendy's	Sayre	PA	—	(14)	372	1,115	—	1,487	25	7/31/2013	1994
Wendy's	Nashville	TN	—	(14)	592	1,100	—	1,692	24	7/31/2013	1983
Wendy's	Murfreesboro	TN	—	(14)	586	1,088	—	1,674	24	7/31/2013	1983
Wendy's	Miamisburg	OH	—	(14)	888	1,086	—	1,974	24	7/31/2013	1995
Wendy's	Auburn	NY	—	(14)	465	1,085	—	1,550	24	7/31/2013	1977
Wendy's	West Allis	WI	—	(14)	583	1,083	—	1,666	24	7/31/2013	1984
Wendy's	Bourbonnais	IL	—	(14)	346	1,039	—	1,385	23	7/31/2013	1993
Wendy's	Stuttgart	AR	—	(14)	67	1,038	—	1,105	29	6/27/2013	2001
Wendy's	Baltimore	MD	—	(14)	904	1,036	—	1,940	29	6/27/2013	1986
Wendy's	Lancaster	OH	—	(14)	552	1,025	—	1,577	23	7/31/2013	1984

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Wendy's	Pine Bluff	AR	—	(14)	221	1,022	—	1,243	28	6/27/2013	1989
Wendy's	Benton	AR	—		478	1,018	—	1,496	28	6/27/2013	1993
Wendy's	Fort Smith	AR	—		63	1,016	—	1,079	28	6/27/2013	1995
Wendy's	Milwaukee	WI	—	(14)	436	1,016	—	1,452	22	7/31/2013	1983
Wendy's	Sheboygan	WI	—	(14)	676	1,014	—	1,690	22	7/31/2013	1995
Wendy's	Saint Bernard	OH	—	(14)	432	1,009	—	1,441	22	7/31/2013	1985
Wendy's	Lebanon	VA	—	(14)	431	1,006	—	1,437	22	7/31/2013	1983
Wendy's	Mokena	IL	—	(14)	665	997	—	1,662	22	7/31/2013	1992
Wendy's	Richmond	IN	—	(14)	661	992	—	1,653	22	7/31/2013	1989
Wendy's	Birmingham	AL	—	(14)	562	990	—	1,552	27	6/27/2013	2005
Wendy's	Ponca City	OK	—	(14)	529	983	—	1,512	22	7/31/2013	1979
Wendy's	South Hill	VA	—		313	976	—	1,289	27	6/27/2013	1984
Wendy's	Hillsville	VA	—	(14)	324	973	—	1,297	21	7/31/2013	2001
Wendy's	Fairfield	OH	—	(14)	794	971	—	1,765	21	7/31/2013	1981
Wendy's	Janesville	WI	—	(14)	647	971	—	1,618	21	7/31/2013	1991
Wendy's	Parkersburg	WV	—	(14)	241	964	—	1,205	21	7/31/2013	1996
Wendy's	Joliet	IL	—	(14)	642	963	—	1,605	21	7/31/2013	1977
Wendy's	Cortland	NY	—	(14)	635	952	—	1,587	21	7/31/2013	1984
Wendy's	Norwich	CT	—		703	937	—	1,640	26	6/27/2013	1980
Wendy's	Minden	LA	—	(14)	182	936	—	1,118	26	6/27/2013	2001
Wendy's	Bowling Green	OH	—		502	932	—	1,434	20	7/31/2013	1994
Wendy's	Beloit	WI	—	(14)	1,138	931	—	2,069	20	7/31/2013	2002
Wendy's	West Chester	OH	—	(14)	616	924	—	1,540	20	7/31/2013	2005
Wendy's	Morrow	GA	—	(14)	755	922	—	1,677	20	7/31/2013	1990
Wendy's	Middletown	OH	—	(14)	752	920	—	1,672	20	7/31/2013	1994
Wendy's	Rogers	AR	—		579	912	—	1,491	25	6/27/2013	1995
Wendy's	Searcy	AR	—		247	905	—	1,152	25	6/27/2013	1978
Wendy's	Groton	CT	—		1,099	900	—	1,999	20	7/31/2013	1978
Wendy's	Anderson	SC	—		734	897	—	1,631	20	7/31/2013	1979
Wendy's	Wytheville	VA	—	(14)	598	897	—	1,495	20	7/31/2013	2003
Wendy's	Springdale	AR	—		323	896	—	1,219	25	6/27/2013	1994
Wendy's	Pendleton	IN	—	(14)	448	895	—	1,343	25	6/27/2013	2005
Wendy's	Enid	OK	—	(14)	158	893	—	1,051	20	7/31/2013	2003
Wendy's	Buckhannon	WV	—	(14)	157	890	—	1,047	20	7/31/2013	1987
Wendy's	Parkersburg	WV	—	(14)	295	885	—	1,180	19	7/31/2013	1979
Wendy's	Binghamton	NY	—	(14)	293	879	—	1,172	19	7/31/2013	1978
Wendy's	Little Rock	AR	—		278	878	—	1,156	24	6/27/2013	1976
Wendy's	Batesville	AR	—		155	878	—	1,033	19	7/31/2013	1995
Wendy's	Buckeye Lake	OH	—	(14)	864	877	—	1,741	24	6/27/2013	2000
Wendy's	Ripley	WV	—	(14)	273	871	—	1,144	24	6/27/2013	1984
Wendy's	West Carrollton	OH	—	(14)	708	865	—	1,573	19	7/31/2013	1979
Wendy's	Whitehall	OH	—	(14)	716	863	—	1,579	24	6/27/2013	1983
Wendy's	North Myrtle Beach	SC	—		464	861	—	1,325	19	7/31/2013	1983

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Wendy's	Hayes	VA	—	(14)	304	859	—	1,163	24	6/27/2013	1992
Wendy's	Lynn Haven	FL	—	(14)	446	852	—	1,298	24	6/27/2013	2005
Wendy's	Panama City	FL	—	(14)	445	837	—	1,282	23	6/27/2013	1987
Wendy's	Conway	AR	—		482	833	—	1,315	23	6/27/2013	1994
Wendy's	Fayetteville	AR	—		408	830	—	1,238	23	6/27/2013	1994
Wendy's	Payson	AZ	—		679	829	—	1,508	18	7/31/2013	1986
Wendy's	Springdale	AR	—		410	821	—	1,231	23	6/27/2013	1995
Wendy's	Bridgeport	WV	—	(14)	273	818	—	1,091	18	7/31/2013	1984
Wendy's	Milwaukee	WI	—	(14)	810	810	—	1,620	18	7/31/2013	1979
Wendy's	Burlington	WA	—		425	806	—	1,231	22	6/27/2013	1994
Wendy's	Baltimore	MD	—	(14)	760	802	—	1,562	22	6/27/2013	1995
Wendy's	The Dalles	OR	—		201	802	—	1,003	18	7/31/2013	1994
Wendy's	Eatontown	NJ	—	(14)	651	796	—	1,447	17	7/31/2013	1987
Wendy's	Baton Rouge	LA	—		316	782	—	1,098	22	6/27/2013	1998
Wendy's	Douglasville	GA	—		605	776	—	1,381	21	6/27/2013	1993
Wendy's	Lithia Springs	GA	—	(14)	668	774	—	1,442	21	6/27/2013	1998
Wendy's	Little Rock	AR	—		773	773	—	1,546	17	7/31/2013	1994
Wendy's	West Chester	OH	—	(14)	944	772	—	1,716	17	7/31/2013	1982
Wendy's	Titusville	FL	—		414	770	—	1,184	17	7/31/2013	1996
Wendy's	Titusville	FL	—	(14)	415	761	—	1,176	21	6/27/2013	1984
Wendy's	Crossville	TN	—	(14)	190	760	—	950	17	7/31/2013	1978
Wendy's	Anderson	IN	—	(14)	505	757	—	1,262	17	7/31/2013	1995
Wendy's	Van Buren	AR	—		197	748	—	945	21	6/27/2013	1994
Wendy's	New Berlin	WI	—	(14)	903	739	—	1,642	16	7/31/2013	1983
Wendy's	Anderson	IN	—	(14)	872	736	—	1,608	20	6/27/2013	1978
Wendy's	Madison Heights	MI	—	(14)	198	725	—	923	20	6/27/2013	1998
Wendy's	Savannah	GA	—	(14)	720	720	—	1,440	16	7/31/2013	2001
Wendy's	Anderson	IN	—	(14)	584	713	—	1,297	16	7/31/2013	1976
Wendy's	Bentonville	AR	—		648	708	—	1,356	20	6/27/2013	1993
Wendy's	Anderson	IN	—	(14)	859	708	—	1,567	20	6/27/2013	1978
Wendy's	Cabot	AR	—		524	707	—	1,231	20	6/27/2013	1991
Wendy's	Mechanicsville	VA	—	(14)	521	704	—	1,225	20	6/27/2013	1988
Wendy's	Vienna	WV	—	(14)	301	702	—	1,003	15	7/31/2013	1976
Wendy's	Melbourne	FL	—	(14)	550	681	—	1,231	19	6/27/2013	1993
Wendy's	Tinton Falls	NJ	—		874	671	—	1,545	19	6/27/2013	1977
Wendy's	Creedmoor	NC	—		533	663	—	1,196	18	6/27/2013	1986
Wendy's	Little Rock	AR	—	(14)	532	650	—	1,182	14	7/31/2013	1978
Wendy's	Russellville	AR	—		356	638	—	994	18	6/27/2013	1985
Wendy's	Arkadelphia	AR	—		225	633	—	858	18	6/27/2013	1990
Wendy's	Greenville	SC	—		516	631	—	1,147	14	7/31/2013	1975
Wendy's	San Antonio	TX	—		268	630	—	898	17	6/27/2013	1985
Wendy's	Christiansburg	VA	—	(14)	416	624	—	1,040	14	7/31/2013	1980
Wendy's	Little Rock	AR	—		990	623	—	1,613	17	6/27/2013	1982

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Wendy's	Woodbridge	VA	—	(14)	521	615	—	1,136	17	6/27/2013	1978
Wendy's	Indialantic	FL	—	(14)	592	614	—	1,206	17	6/27/2013	1985
Wendy's	North Haven	CT	—		729	610	—	1,339	17	6/27/2013	1980
Wendy's	Conway	AR	—		478	594	—	1,072	16	6/27/2013	1985
Wendy's	Anniston	AL	—	(14)	454	591	—	1,045	16	6/27/2013	1976
Wendy's	Merritt Island	FL	—		720	589	—	1,309	13	7/31/2013	1990
Wendy's	Bryant	AR	—		529	575	—	1,104	16	6/27/2013	1995
Wendy's	Spartanburg	SC	—		699	572	—	1,271	13	7/31/2013	1977
Wendy's	Port Orange	FL	—	(14)	695	569	—	1,264	13	7/31/2013	1996
Wendy's	Cocoa	FL	—	(14)	249	567	—	816	16	6/27/2013	1979
Wendy's	Ormond Beach	FL	—	(14)	626	561	—	1,187	16	6/27/2013	1994
Wendy's	North Tazewell	VA	—		124	560	—	684	16	6/27/2013	1980
Wendy's	Stockbridge	GA	—		480	558	—	1,038	15	6/27/2013	1897
Wendy's	North Little Rock	AR	—		420	551	—	971	15	6/27/2013	1978
Wendy's	Memphis	TN	—		227	530	—	757	12	7/31/2013	1980
Wendy's	Panama City	FL	—	(14)	461	529	—	990	15	6/27/2013	1984
Wendy's	Tallahassee	FL	—	(14)	952	514	—	1,466	14	6/27/2013	1986
Wendy's	Austell	GA	—	(14)	383	506	—	889	14	6/27/2013	1994
Wendy's	Indianapolis	IN	—		214	505	—	719	14	6/27/2013	1985
Wendy's	Tallahassee	FL	—	(14)	855	505	—	1,360	14	6/27/2013	1986
Wendy's	Ormond Beach	FL	—	(14)	503	503	—	1,006	11	7/31/2013	1984
Wendy's	Little Rock	AR	—		501	501	—	1,002	11	7/31/2013	1983
Wendy's	Bellevue	NE	—	(14)	338	484	—	822	13	6/27/2013	1981
Wendy's	Eastman	GA	—	(14)	258	473	—	731	13	6/27/2013	1996
Wendy's	Little Rock	AR	—		605	463	—	1,068	13	6/27/2013	1987
Wendy's	Fayetteville	AR	—	(14)	463	463	—	926	10	7/31/2013	1989
Wendy's	San Antonio	TX	—		410	451	—	861	13	6/27/2013	1987
Wendy's	Columbia	SC	—		425	438	—	863	12	6/27/2013	1993
Wendy's	Brunswick	GA	—	(14)	306	435	—	741	12	6/27/2013	1985
Wendy's	Pine Bluff	AR	—		105	433	—	538	12	6/27/2013	1978
Wendy's	South Daytona	FL	—	(14)	531	432	—	963	12	6/27/2013	1980
Wendy's	Starke	FL	—		383	419	—	802	12	6/27/2013	1979
Wendy's	Smyrna	GA	—		693	416	—	1,109	12	6/27/2013	1990
Wendy's	Hot Springs	AR	—		593	395	—	988	9	7/31/2013	1974
Wendy's	New Smyrna Beach	FL	—	(14)	476	394	—	870	11	6/27/2013	1982
Wendy's	San Antonio	TX	—		320	320	—	640	9	6/27/2013	1985
Wendy's	Suitland	MD	—	(14)	332	275	—	607	8	6/27/2013	1979
Wendy's	Landover	MD	—	(14)	340	267	—	607	7	6/27/2013	1978
Wendy's	Springs	TX	—		217	266	—	483	6	7/31/2013	1987
Wendy's	Little Rock	AR	—		762	258	—	1,020	7	6/27/2013	1977
Wendy's	Titusville	FL	—	(14)	528	239	—	767	7	6/27/2013	1978
Wendy's	Homewood	AL	—		995	—	—	995	—	6/27/2013	N/A
Wendy's	Columbia	SC	—		1,368	—	—	1,368	—	6/27/2013	N/A

					Initial Costs		Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at December 31, 2013 (10) (11)
Property	City	State	Encumbrances at December 31, 2013		Land	Buildings, Fixtures and Improvements			Accumulated Depreciation (12) (13)	Date Acquired	Date of Construction
Wendy's	Edmond	OK	—		791	—	—	791	—	7/31/2013	1979
West Fork Roadhouse	Youngstown	OH	—		139	232	—	371	7	6/27/2013	1976
Whataburger	El Campo	TX	—		693	1,013	—	1,706	28	6/27/2013	1986
Whataburger	Edna	TX	—	(14)	290	869	—	1,159	19	7/31/2013	1986
Whataburger	Lubbock	TX	—	(14)	432	647	—	1,079	14	7/31/2013	1992
Whataburger	Ingleside	TX	—		1,106	474	—	1,580	10	7/31/2013	1986
Williams Fried Chicken	Garland	TX	—		265	137	—	402	4	6/27/2013	1983
Winn Dixie	Jacksonville	FL	—	(14)	4,360	82,825	—	87,185	2,736	4/24/2013	2000
Zebb's	Amherst	NY	—	(14)	150	1,347	—	1,497	33	7/31/2013	1994
Zebb's	Orchard Park	NY	—	(14)	69	1,320	—	1,389	33	7/31/2013	2000
Zebb's	Rochester	NY	—	(14)	126	1,137	—	1,263	28	7/31/2013	1990
Zebb's	New Hartford	NY	—	(14)	122	1,095	—	1,217	27	7/31/2013	1970
Z'Tejas Grill	Austin	TX	—	(14)	837	1,797	—	2,634	52	6/27/2013	2007
Capitalized land value on DFLs			—		6,932	—	—	6,932	—
Encumbrances allocated based on notes below			2,152,878
Total			$3,228,461		$1,379,453	$5,303,260	$9,610	$6,692,323	$205,941
__________________________________

(1)	These properties collateralize a senior corporate credit facility of up to $2.42 billion, which had $1.06 billion outstanding as of December 31, 2013.

(2)	These properties collateralize a $150.0 million secured credit facility, which had $150.0 million outstanding as of December 31, 2013.

(3)	These properties collateralize a $54.3 million mortgage note payable of which $54.3 million was outstanding as of December 31, 2013.

(4)	These properties collateralize a $48.5 million mortgage note payable of which $48.5 million was outstanding as of December 31, 2013.

(5)	These properties collateralize a $36.6 million mortgage note payable of which $36.6 million was outstanding as of December 31, 2013.

(6)	These properties collateralize a $12.3 million mortgage note payable of which $12.3 million was outstanding as of December 31, 2013.

(7)	These properties collateralize a $15.0 million mortgage note payable of which $15.0 million was outstanding as of December 31, 2013.

(8)	These properties collateralize a $4.5 million mortgage note payable of which $4.5 million was outstanding as of December 31, 2013.

(9)	These properties collateralize a $11.9 million mortgage note payable of which $11.9 million was outstanding as of December 31, 2013.

(10)	Acquired intangible lease assets allocated to individual properties in the amount of $758.4 million are not reflected in the table above.

(11)	The tax basis of aggregate land, buildings and improvements as of December 31, 2013 was $5.1 million.

(12)	The accumulated depreciation column excludes $48.1 million of amortization associated with acquired intangible lease assets.

(13)	Depreciation is computed using the straight-line method over the estimated useful lives of up to forty years for buildings, five to fifteen years for building fixtures and improvements.

(14)	These properties collateralize a senior corporate facility of up to $800.0 million, which had $760.0 million outstanding as of December 31, 2013.

A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2013 (amounts in thousands):

Year ended December 31, 2013
Real estate investments, at cost:
Balance at beginning of year	$1,684,115
Additions - acquisitions and improvements	5,008,208
Balance at end of the year	$6,692,323
Accumulated depreciation:
Balance at beginning of year	$45,050
Depreciation expense	160,891
Balance at end of the year	$205,941